As filed with the Securities and Exchange Commission on July 29, 2013

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 198	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 200	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue

21st Floor

New York, NY 10017

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

380 Madison Avenue

21st Floor

New York, NY 10017

(Name and Address of Agent for Service)

Copies to:

W. John McGuire	Ryan Louvar
Bingham McCutchen LLP	WisdomTree Asset Management, Inc.
2020 K Street NW	380 Madison Avenue, 21st Floor
Washington, DC 20006	New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☒	On August 1, 2013 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

U.S. Equity ETFs

PROSPECTUS

August 1, 2013

WisdomTree Trust

WisdomTree U.S. Equity ETFs*

Dividends

Total Dividend Fund (DTD)

Equity Income Fund (DHS)

Dividend ex-Financials Fund (DTN)

LargeCap Dividend Fund (DLN)

MidCap Dividend Fund (DON)

SmallCap Dividend Fund (DES)

U.S. Dividend Growth Fund (DGRW)

U.S. SmallCap Dividend Growth Fund (DGRS)

Earnings

Total Earnings Fund (EXT)

Earnings 500 Fund (EPS)

MidCap Earnings Fund (EZM)

SmallCap Earnings Fund (EES)

LargeCap Value Fund (EZY)

* Principal U.S. Listing Exchange: NYSE Arca, Inc. (except DGRW and DGRS are listed on NASDAQ).

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

WisdomTree Trust Prospectus	1

WisdomTree Total Dividend Fund

Investment Objective

The WisdomTree Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%*
*	Acquired Fund Fees and Expenses (AFFE) related to business development companies were 0.04% for the fiscal year ended March 31, 2013. As of March 22, 2013, the Fund no longer holds business development companies. Thus, the expense information in the table reflects current fees.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally-weighted index that defines the dividend-paying portion of the U.S. stock market. The Index is comprised of U.S. companies listed on the NYSE, NASDAQ Global Market or related exchanges that pay regular cash dividends and that meet other liquidity and capitalization requirements established by WisdomTree Investments, Inc. (“WisdomTree Investments”). These requirements include the following: (i) companies must pay regular cash dividends on shares of common stock in the 12 months preceding the annual Index rebalance; (ii) companies need to have a market capitalization of at least $100 million as of the Index rebalance; (iii) companies need to have exhibited an average daily trading volume of at least $100,000 for three months preceding the Index rebalance; and (iv) companies need to have a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based

2	WisdomTree Trust Prospectus

on the most recently declared dividend per share. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

WisdomTree Trust Prospectus	3

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 13.35%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.30%	3Q/2009
Lowest Return	(21.87)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Total Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	13.14%	2.11%	4.11%
Return After Taxes on Distributions	11.92%	0.98%	3.03%
Return After Taxes on Distributions and Sale of Fund Shares	8.52%	1.08%	2.85%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	4.44%
WisdomTree Dividend Index (reflects no deduction for fees, expenses, or taxes)	13.62%	2.66%	4.59%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

4	WisdomTree Trust Prospectus

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	5

WisdomTree Equity Income Fund

Investment Objective

The WisdomTree Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%*
*	Acquired Fund Fees and Expenses (AFFE) related to business development companies were 0.08% for the fiscal year ended March 31, 2013. As of March 22, 2013, the Fund no longer holds business development companies. Thus, the expense information in the table reflects current fees.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of companies with high dividend yields selected from the WisdomTree Dividend Index. At the annual Index rebalance, companies within the WisdomTree Dividend Index that have (i) market capitalizations of at least $200 million, (ii) average daily trading volumes of at least $200,000 for the three months preceding the Index rebalance, and (iii) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) greater than $200 million are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual Index rebalance but remains ranked in the top 35% by dividend yield, the company will remain in the Index. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. At the time of the Index’s annual rebalance, the maximum weight of

6	WisdomTree Trust Prospectus

any security in the Index is capped at 5%. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, security and sector weights may fluctuate above the specified cap between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Health Care Investing. The Fund may invest in companies in the health care sector. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

WisdomTree Trust Prospectus	7

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 14.66%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.68%	3Q/2009
Lowest Return	(25.85)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Equity Income Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	11.29%	1.27%	2.70%
Return After Taxes on Distributions	9.74%	(0.23)%	1.28%
Return After Taxes on Distributions and Sale of Fund Shares	7.32%	0.13%	1.42%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	2.90%
WisdomTree Equity Income Index (reflects no deduction for fees, expenses, or taxes)	11.72%	1.70%	3.01%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

8	WisdomTree Trust Prospectus

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	9

WisdomTree Dividend ex-Financials Fund

Investment Objective

The WisdomTree Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is comprised of the 10 highest dividend-yielding companies in each sector, selected from the three hundred largest companies by market value in the WisdomTree Dividend Index (other than companies in the financial sector). Eligibility requirements include: (i) payment of regular cash dividends on shares of common stock in the 12 months preceding the annual Index rebalance; (ii) market capitalization of at least $100 million as of the Index rebalance; (iii) average daily trading volume of at least $100,000 for three months preceding the Index rebalance; and (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. The Index is the only one of the WisdomTree U.S. Dividend Indexes that is not weighted by the dollar value of cash dividends to be paid. A component company’s weight in the Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the

10	WisdomTree Trust Prospectus

Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Utilities Investing. The Fund may invest in companies in the utilities sector of the market and, as such, is sensitive to risks to the utilities sector. These risks include, but are not limited to, changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

WisdomTree Trust Prospectus	11

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective May 7, 2009. Fund performance prior to May 7, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree Dividend Top 100 Fund, and tracked the performance of the WisdomTree Dividend Top 100 Index.

The Fund’s year-to-date total return as of June 30, 2013 was 13.88%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.77%	2Q/2009
Lowest Return	(24.23)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Dividend ex-Financials Fund*	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	11.80%	3.95%	5.52%
Return After Taxes on Distributions	10.09%	2.46%	4.13%
Return After Taxes on Distributions and Sale of Fund Shares	7.63%	2.42%	3.88%
Dow Jones U.S. Select Dividend IndexSM (reflects no deduction for fees, expenses, or taxes)	10.84%	2.49%	3.27%
WisdomTree Dividend Top 100/Dividend ex-Financials Spliced Index** (reflects no deduction for fees, expenses, or taxes)	12.07%	4.38%	5.90%
*	The Fund’s objective changed effective May 7, 2009. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Top 100 Index. After May 7, 2009, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.
**	Reflects performance of the WisdomTree Dividend Top 100 Index through May 7, 2009 and the WisdomTree Dividend ex-Financials Index thereafter.

12	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	13

WisdomTree LargeCap Dividend Fund

Investment Objective

The WisdomTree LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of the large-capitalization segment of the U.S. dividend-paying market. The Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree Dividend Index. As of June 30, 2013, the Index had a market capitalization range from $6.9 billion to $401.7 billion. Eligibility requirements include: (i) payment of regular cash dividends on shares of common stock in the 12 months preceding the annual Index rebalance; (ii) market capitalization of at least $100 million as of the Index rebalance; (iii) average daily trading volume of at least $100,000 for three months preceding the Index rebalance; and (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the

14	WisdomTree Trust Prospectus

annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Staples Investing. The Fund may invest in companies in the consumer staples sector. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

WisdomTree Trust Prospectus	15

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 13.04%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.79%	2Q/2009
Lowest Return	(21.37)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree LargeCap Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	12.88%	1.50%	3.91%
Return After Taxes on Distributions	11.70%	0.43%	2.88%
Return After Taxes on Distributions and Sale of Fund Shares	8.35%	0.60%	2.72%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	4.23%
WisdomTree LargeCap Dividend Index (reflects no deduction for fees, expenses, or taxes)	13.17%	2.00%	4.28%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

16	WisdomTree Trust Prospectus

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	17

WisdomTree MidCap Dividend Fund

Investment Objective

The WisdomTree MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%*
*	Acquired Fund Fees and Expenses (AFFE) related to business development companies were 0.11% for the fiscal year ended March 31, 2013. As of March 22, 2013, the Fund no longer holds business development companies. Thus, the expense information in the table reflects current fees.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of the mid-capitalization segment of the U.S. dividend-paying market. As of June 30, 2013, the Index had a market capitalization range from $651 million to $10.2 billion. Eligibility requirements include: (i) payment of regular cash dividends on shares of common stock in the 12 months preceding the annual Index rebalance; (ii) market capitalization of at least $100 million as of the Index rebalance; (iii) average daily trading volume of at least $100,000 for three months preceding the Index rebalance; and (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree Dividend Index after the 300 largest companies have been removed. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. The maximum weight of any one sector in the

18	WisdomTree Trust Prospectus

Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Mid-Capitalization Investing. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

WisdomTree Trust Prospectus	19

■

Utilities Investing. The Fund may invest in companies in the utilities sector of the market and, as such, is sensitive to risks to the utilities sector. These risks include, but are not limited to, changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 15.15%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.96%	3Q/2009
Lowest Return	(24.64)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree MidCap Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	14.86%	5.50%	5.46%
Return After Taxes on Distributions	13.38%	4.25%	4.27%
Return After Taxes on Distributions and Sale of Fund Shares	9.62%	3.92%	3.95%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	5.15%	6.58%
WisdomTree MidCap Dividend Index (reflects no deduction for fees, expenses, or taxes)	15.16%	5.79%	5.36%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

20	WisdomTree Trust Prospectus

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	21

WisdomTree SmallCap Dividend Fund

Investment Objective

The WisdomTree SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%*
*	Acquired Fund Fees and Expenses (AFFE) related to business development companies were 0.58% for the fiscal year ended March 31, 2013. As of March 22, 2013, the Fund no longer holds business development companies. Thus, the expense information in the table reflects current fees.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index measuring the performance of the small-capitalization segment of the U.S. dividend-paying market. As of June 30, 2013, the Index had a market capitalization range from $107 million to $3.3 billion. Eligibility requirements include: (i) payment of regular cash dividends on shares of common stock in the 12 months preceding the annual Index rebalance; (ii) market capitalization of at least $100 million as of the Index rebalance; (iii) average daily trading volume of at least $100,000 for three months preceding the Index rebalance; and (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree Dividend Index after the 300 largest companies have been removed. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. The maximum weight of any

22	WisdomTree Trust Prospectus

one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Financial Sector Risk. The Fund may invest a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

WisdomTree Trust Prospectus	23

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 16.23%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.68%	2Q/2009
Lowest Return	(27.04)%	1Q/2009

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree SmallCap Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	18.39%	5.23%	4.27%
Return After Taxes on Distributions	16.68%	3.72%	2.83%
Return After Taxes on Distributions and Sale of Fund Shares	11.90%	3.52%	2.75%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	4.59%
WisdomTree SmallCap Dividend Index (reflects no deduction for fees, expenses, or taxes)	18.83%	5.82%	4.38%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

24	WisdomTree Trust Prospectus

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	25

WisdomTree U.S. Dividend Growth Fund

Investment Objective

The WisdomTree U.S. Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.28%
*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$29	$90

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund commenced operations on May 22, 2013, and therefore does not have portfolio turnover information for the most recent fiscal year.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that consists of dividend-paying U.S. common stocks with growth characteristics. The Index is comprised of the 300 companies in the WisdomTree Dividend Index with the best combined rank of growth and quality factors: specifically long-term earnings growth expectations, return on equity, and return on assets. The starting universe screening requirements include: (i) payment of regular cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (ii) market capitalization of at least $2 billion as of the Index rebalance; (iii) average daily trading volume of at least $100,000 three months preceding the Index rebalance; and (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. Securities are weighted in the Index to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Companies projected to pay more dividends are more heavily weighted. At the time of the Index’s annual rebalance, the maximum weight of any security in the Index is capped at 5% and the maximum weight of any one sector in the Index is capped at 20%. In response to market conditions, security and sector

26	WisdomTree Trust Prospectus

weights may fluctuate above the specified cap between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Risk Information About the Fund.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Consumer Staples Investing. The Fund may invest in companies in the consumer staples sector. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Information Technology Investing. The Fund may invest in companies in the information technology sector. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

WisdomTree Trust Prospectus	27

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

The Fund commenced operations on May 22, 2013, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since May 2013.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since May 2013.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since May 2013.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NASDAQ, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

28	WisdomTree Trust Prospectus

WisdomTree U.S. SmallCap Dividend Growth Fund

Investment Objective

The WisdomTree U.S. SmallCap Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.38%
*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$39	$122

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that consists of the small-capitalization segment of dividend-paying U.S. common stocks with growth characteristics. The starting screening universe for the Index is the constituents of the WisdomTree SmallCap Dividend Index, which consists of the bottom 25% of the market capitalization of the WisdomTree Dividend Index after the 300 largest companies have been removed. As of June 30, 2013, the Index had a market capitalization range from $107 million to $2.66 billion. Eligibility requirements for inclusion in the Index include: (i) payment of regular cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (ii) market capitalization of at least $100 million as of the Index rebalance; (iii) average daily trading volume of at least $100,000 three months preceding the Index rebalance; and (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. From this starting universe, the Index is comprised of the top 50% of companies with the best combined rank of certain growth and quality factors: specifically long-term earnings growth expectations, return on equity, and return on assets. Securities are weighted in the Index to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Companies

WisdomTree Trust Prospectus	29

projected to pay more dividends are more heavily weighted. At the time of the Index’s annual rebalance, the maximum weight of any security in the Index is capped at 2% and the maximum weight of any one sector in the Index is capped at 25%. In response to market conditions, security and sector weights may fluctuate above the specified cap between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus, titled “Additional Risk Information About the Fund.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

30	WisdomTree Trust Prospectus

■

Small-Capitalization Investing. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

The Fund commenced operations on July 25, 2013, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since its inception in July 2013.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception in July 2013.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception in July 2013.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NASDAQ, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	31

WisdomTree Total Earnings Fund

Investment Objective

The WisdomTree Total Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%*
*	Acquired Fund Fees and Expenses (AFFE) related to business development companies were 0.01% for the fiscal year ended March 31, 2013. As of March 22, 2013, the Fund no longer holds business development companies. Thus, the expense information in the table reflects current fees.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of earnings-generating companies within the broad U.S. stock market. Companies in the Index are incorporated and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual Index rebalance. Eligibility requirements include: (i) market capitalization of at least $100 million as of the Index rebalance; (ii) average daily trading volume of at least $200,000 for each of the six months preceding the Index rebalance; (iii) a price to earnings ratio of at least 2 as of the Index rebalance; and (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. The Index is earnings-weighted annually to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. (“WisdomTree Investments”) uses “Core Earnings”, computed by Standard & Poor’s, as the earnings weighting metric. Core Earnings is a standardized calculation of

32	WisdomTree Trust Prospectus

earnings developed by Standard & Poor’s designed to include expenses, incomes and activities that reflect the actual profitability of an enterprise’s ongoing operations. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Information Technology Investing. The Fund may invest in companies in the information technology sector. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks

WisdomTree Trust Prospectus	33

associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 14.39%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.64%	2Q/2009
Lowest Return	(22.26)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Total Earnings Fund	1 Year	5 Years	Since Inception (2/23/2007)
Return Before Taxes Based on NAV	15.41%	2.36%	2.36%
Return After Taxes on Distributions	14.59%	1.63%	1.64%
Return After Taxes on Distributions and Sale of Fund Shares	10.00%	1.56%	1.56%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	2.03%
WisdomTree Earnings Index (reflects no deduction for fees, expenses, or taxes)	15.87%	2.63%	2.58%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

34	WisdomTree Trust Prospectus

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	35

WisdomTree Earnings 500 Fund

Investment Objective

The WisdomTree Earnings 500 Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market. Companies in the Index are incorporated and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual Index rebalance. Eligibility requirements include: (i) market capitalization of at least $100 million as of the Index rebalance; (ii) average daily trading volume of at least $200,000 for each of the six months preceding the Index rebalance; (iii) a price to earnings ratio of at least 2 as of the Index rebalance; and (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. The Index is comprised of the 500 largest companies ranked by market capitalization in the WisdomTree Earnings Index. The Index is earnings-weighted annually to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. (“WisdomTree Investments”) uses “Core Earnings”, computed by Standard & Poor’s, as the earnings weighting metric. Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s designed to include expenses, incomes and

36	WisdomTree Trust Prospectus

activities that reflect the actual profitability of an enterprise’s ongoing operations. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Information Technology Investing. The Fund may invest in companies in the information technology sector. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks

WisdomTree Trust Prospectus	37

associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 14.05%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.96%	2Q/2009
Lowest Return	(21.78)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Earnings 500 Fund	1 Year	5 Years	Since Inception (2/23/2007)
Return Before Taxes Based on NAV	15.28%	1.62%	1.95%
Return After Taxes on Distributions	14.40%	0.88%	1.23%
Return After Taxes on Distributions and Sale of Fund Shares	9.92%	0.91%	1.22%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	1.90%
WisdomTree Earnings 500 Index (reflects no deduction for fees, expenses, or taxes)	15.65%	1.88%	2.25%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

38	WisdomTree Trust Prospectus

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	39

WisdomTree MidCap Earnings Fund

Investment Objective

The WisdomTree MidCap Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%*
*	Acquired Fund Fees and Expenses (AFFE) related to business development companies were 0.05% for the fiscal year ended March 31, 2013. As of March 22, 2013, the Fund no longer holds business development companies. Thus, the expense information in the table reflects current fees.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is comprised of the companies in the top 75% of the market capitalization of the WisdomTree Earnings Index after the 500 largest companies have been removed. As of June 30, 2013, the Index had a market capitalization range from $526 million to $17.9 billion. Companies in the Index are incorporated and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual Index rebalance. Eligibility requirements also include: (i) market capitalization of at least $100 million as of the Index rebalance; (ii) average daily trading volume of at least $200,000 for each of the six months preceding the Index rebalance; (iii) a price to earnings ratio of at least 2 as of the Index rebalance; and (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is

40	WisdomTree Trust Prospectus

greater than $200 million. The Index is earnings-weighted annually to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. (“WisdomTree Investments”) uses “Core Earnings”, computed by Standard & Poor’s, as the earnings weighting metric. Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s designed to include expenses, incomes and activities that reflect the actual profitability of an enterprise’s ongoing operations. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Mid-Capitalization Investing. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform

WisdomTree Trust Prospectus	41

securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 16.17%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.92%	2Q/2009
Lowest Return	(24.54)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree MidCap Earnings Fund	1 Year	5 Years	Since Inception (2/23/2007)
Return Before Taxes Based on NAV	17.84%	7.70%	5.32%
Return After Taxes on Distributions	17.10%	7.14%	4.80%
Return After Taxes on Distributions and Sale of Fund Shares	11.57%	6.30%	4.25%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	5.15%	4.36%
WisdomTree MidCap Earnings Index (reflects no deduction for fees, expenses, or taxes)	18.19%	7.97%	5.52%

42	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	43

WisdomTree SmallCap Earnings Fund

Investment Objective

The WisdomTree SmallCap Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%*
*	Acquired Fund Fees and Expenses (AFFE) related to business development companies were 0.15% for the fiscal year ended March 31, 2013. As of March 22, 2013, the Fund no longer holds business development companies. Thus, the expense information in the table reflects current fees.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is comprised of the companies in the bottom 25% of the market capitalization of the WisdomTree Earnings Index after the 500 largest companies have been removed. As of June 30, 2013, the Index had a market capitalization range from $78 million to $2.9 billion. Companies must be incorporated and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual Index rebalance. Eligibility requirements also include: (i) market capitalization of at least $100 million as of the Index rebalance; (ii) average daily trading volume of at least $200,000 for each of the six months preceding the Index rebalance; (iii) a price to earnings ratio of at least 2 as of the Index rebalance; and (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. The Index is earnings-weighted annually to reflect the proportionate share of the aggregate earnings each component

44	WisdomTree Trust Prospectus

company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. (“WisdomTree Investments”) “Core Earnings”, computed by Standard & Poor’s, as the earnings weighting metric. Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s designed to include expenses, incomes and activities that reflect the actual profitability of an enterprise’s ongoing operations. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks

WisdomTree Trust Prospectus	45

associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 18.57%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	37.38%	2Q/2009
Lowest Return	(24.70)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree SmallCap Earnings Fund	1 Year	5 Years	Since Inception (2/23/2007)
Return Before Taxes Based on NAV	15.42%	7.66%	3.54%
Return After Taxes on Distributions	14.57%	7.13%	3.05%
Return After Taxes on Distributions and Sale of Fund Shares	10.01%	6.30%	2.73%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	1.88%
WisdomTree SmallCap Earnings Index (reflects no deduction for fees, expenses, or taxes)	15.80%	7.69%	3.61%

46	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	47

WisdomTree LargeCap Value Fund

Investment Objective

The WisdomTree LargeCap Value Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of large-cap value companies. As of June 30, 2013, the Index had a market capitalization range from $1.3 billion to $275.9 billion. The Index consists of U.S. companies that have positive cumulative earnings over the past four fiscal quarters. Eligibility requirements also include: (i) market capitalization of at least $100 million as of the annual Index rebalance; (ii) average daily trading volume of at least $200,000 for each of the six months preceding the Index rebalance; (iii) a price to earnings ratio of at least 2 as of the Index rebalance; and (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. Additionally, companies must have positive earnings per share, positive book value per share, and positive sales per share statistics as of the Index rebalance. WisdomTree Investments, Inc. (“WisdomTree Investments”) creates a “value” score for each company based on the company’s price to earnings ratio, price to sales ratio, and price to book value and 1-year change in stock price. The top 30% of companies with the highest value scores within the 1,000 largest companies by market capitalization are included in the Index. Companies are weighted in the Index annually based on earnings. For these purposes, “earnings” are determined using a company’s reported net income, excluding special items, applicable to common shareholders. The maximum weight of any one sector in the Index, at the time of the Index’s

48	WisdomTree Trust Prospectus

annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

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Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

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Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

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Large-Capitalization Investing. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and investment objective changed effective June 19, 2009. Fund performance prior to June 19, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree Low P/E Fund, and tracked the performance of the WisdomTree Low P/E Index.

The Fund’s year-to-date total return as of June 30, 2013 was 11.09%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.39%	2Q/2009
Lowest Return	(25.20)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree LargeCap Value Fund*	1 Year	5 Year	Since Inception (2/23/2007)
Return Before Taxes Based on NAV	11.97%	0.30%	0.13%
Return After Taxes on Distributions	11.09%	(0.39)%	(0.57)%
Return After Taxes on Distributions and Sale of Fund Shares	7.77%	(0.18)%	(0.32)%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	0.04%
WisdomTree Low P/E/LargeCap Value Spliced Index** (reflects no deduction for fees, expenses, or taxes)	12.27%	0.68%	0.47%
*	The Fund’s objective changed effective June 19, 2009. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Low P/E Index. After June 19, 2009, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index.
**	Reflects performance of the WisdomTree Low P/E Index through June 19, 2009 and the WisdomTree LargeCap Value Index thereafter.

50	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

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Additional Information About the Funds

More Information About Benchmarks

Following is a description of each broad-based securities market index included in the table showing average annual total returns in the Summary section for each Fund, except the U.S. Dividend Growth Fund and U.S. SmallCap Dividend Growth Fund, which does not have performance information for a full calendar year.

■	The Russell 3000® Index is comprised of the 3,000 largest U.S. companies based on total market capitalization.

■	The Russell 1000® Value Index is a measure of the large-cap value segment of the U.S. equity universe selecting from the Russell 1000® Index.

■	The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

■	The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to represent the performance of the leading industries in the U.S. economy.

■	The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-cap range of the U.S. stock market.

■	The Russell 2000® Index is comprised of the smallest 2,000 securities in the Russell 3000 Index.

Additional Investment Objective, Strategy and Risk Information

Investment Objective. Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments. Each Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. Since each Fund’s investment objective has been adopted as a non-fundamental investment policy, each Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Principal Investment Strategies. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e., investments connoted by its Index). Each Fund anticipates meeting this policy because, under normal circumstances, at least 95% (80% for the U.S. Dividend Growth Fund and U.S. SmallCap Dividend Growth Fund) of each Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of its underlying Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that a Fund will achieve a high degree of correlation. Several of the WisdomTree Indexes contain business development companies, which for certain regulatory purposes are treated as investment companies. As a result, the internal fees of business development companies are required to be disclosed in the Fund’s fee table, even though they are not an operating expense of the Fund and are not reflected in the Fund’s financial statements. As of March 22, 2013, each Fund, in seeking to replicate the performance of its respective Index, screens out and does not hold shares of business development companies. Consequently, the fee table of each Fund that had previously held business development companies reflects current fees and expenses, which do not include the internal fees of business development companies.

The quantity of holdings in a Fund using a representative sampling strategy will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from an Index and consequently the attributes of an Index, such as sectors or industries represented in an Index and weightings, may change. The Fund may sell securities that are represented in an Index, or purchase securities that are not yet represented in an Index, in anticipation of their removal from or addition to an Index or to reflect various corporate actions or other changes to an Index. Further, the Fund may overweight or underweight securities in an Index, purchase or sell securities not in the Index, or utilize various combinations of other available techniques, in seeking to track an Index.

Indices. Each Index is “fundamentally weighted” and differs from most traditional indexes in that the proportion, or “weighting,” of the securities in each Index is based on a measure of fundamental value, such as dividends or earnings. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities.

Each “Dividend Index” is weighted based on either the amount of cash dividends that companies in the Index pay, or are expected to pay, or the dividend yield of the companies in the Index. This means that securities of companies that pay, or are expected to pay, higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Index and Fund. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yield.

52	WisdomTree Trust Prospectus

Each “Earnings Index” weights securities based on either the amount of earnings of the companies in the Index or the earnings yields of such companies. This means that securities of companies that have higher earnings or earnings yields generally will be more heavily weighted in each Earnings Index and Fund. To determine a company’s earnings, each Earnings Index, except as noted, currently uses the concept of “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The LargeCap Value Index is considered to be an “Earnings Index.” For this Index and its respective Fund, “earnings” is defined as a company’s reported net income, excluding special items, applicable to common shareholders.

Other Investment Information. Each Fund may invest in other investments that the Fund believes will help it track its Index, including cash and cash equivalents, as well as in shares of other investment companies (including affiliated investment companies), forward contracts, futures contracts, options on futures contracts, options and swaps.

Each Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through its securities lending agent, The Bank of New York Mellon Corporation, to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities, however a Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by a Fund.

Additional Principal Risk Information About the Funds. This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult each Fund’s Summary sections to determine which risks are applicable to a particular Fund. Each of the factors below could have a negative impact on Fund performance and trading prices.

Investment Risk

As with all investments, an investment in a Fund is subject to investment risk. Investors in a Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Style Risk

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Market Risk

The trading prices of equity securities, fixed income securities, currencies, commodities, and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. A Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Market Capitalization Risk

Small-Capitalization Investing

The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than

WisdomTree Trust Prospectus	53

larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Mid-Capitalization Investing

The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Large-Capitalization Investing

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Non-Correlation Risk

As with all index funds, the performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index. For example, it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of a Fund. The use of sampling techniques may affect a Fund’s ability to achieve close correlation with its Index. A Fund using a representative sampling strategy generally can be expected to have a greater non-correlation risk and this risk may be heightened during times of market volatility or other unusual market conditions.

Non-Diversification Risk

Although each Fund intends to invest in a variety of securities and instruments, each Fund will be considered to be non-diversified. This means that each Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund’s performance.

Sector Risks

Consumer Discretionary Investing

The consumer discretionary sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, worldwide demand, competition, consumers’ disposable income levels, propensity to spend and consumer preferences, social trends and marketing campaigns. Companies in the consumer discretionary sector have historically been characterized as relatively cyclical and therefore more volatile in times of change.

Consumer Staples Investing

The consumer staples sector consists of, for example, companies whose primary lines of business are food, beverage and other household items. This sector can be affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global economic conditions. Unlike the consumer discretionary sector, companies in the consumer staples sector have historically been characterized as non-cyclical in nature and therefore less volatile in times of change.

Financial Sector Risk

The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. These factors and events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

Health Care Investing

The health care sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

54	WisdomTree Trust Prospectus

Industrial Investing

The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Information Technology Investing

This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation. Challenges facing companies in the information technology sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, technological innovations that make existing products and services obsolete, and satisfying consumer demand.

Utilities Investing

The utilities sector is subject to a number of risks, including decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs. The utilities sector also is typically sensitive to changes in interest rates. Any of these events could cause the utilities sector to underperform other sectors or the market as a whole and, thus, adversely affect a Fund’s investment performance.

Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of a Fund’s shares and/or during periods of market volatility. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Additional Non-Principal Risk Information

Trading. Although each Fund’s shares are listed for trading on NYSE Arca, Inc. or NASDAQ (each a “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Securities Lending. Although the Funds are indemnified by the Funds’ lending agent for losses incurred in connection with a borrower’s default with respect to a loan, the Funds bear the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, a Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned. These events could also trigger negative tax consequences for a Fund.

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Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Trust’s Statement of Additional Information (“SAI”).

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Management

Investment Adviser

As investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) has overall responsibility for the general management and administration of WisdomTree Trust (the “Trust”) and each of its separate investment portfolios called “Funds.” WisdomTree Asset Management is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017, and is a leader in ETF management. As of June 30, 2013, WisdomTree Asset Management had assets under management totaling approximately $29.2 billion. WisdomTree Investments* is the parent company of WisdomTree Asset Management. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate.

For the fiscal year ended March 31, 2013, the Funds, other than the U.S. Dividend Growth Fund and U.S. SmallCap Dividend Growth Fund, paid advisory fees to the Adviser, as a percentage of net assets, in the amounts listed below. With respect to the U.S. Dividend Growth Fund and U.S. SmallCap Dividend Growth Fund, the Adviser expects to receive fees from the Fund, as a percentage of average daily net assets, in the amount listed below.

Name of Fund	Management Fee
Total Dividend Fund	0.28%
Equity Income Fund	0.38%
Dividend ex-Financials Fund	0.38%
LargeCap Dividend Fund	0.28%
MidCap Dividend Fund	0.38%
SmallCap Dividend Fund	0.38%
U.S. Dividend Growth Fund	0.28%
U.S. SmallCap Dividend Growth Fund	0.38%
Total Earnings Fund	0.28%
Earnings 500 Fund	0.28%
MidCap Earnings Fund	0.38%
SmallCap Earnings Fund	0.38%
LargeCap Value Fund	0.38%

Under the Investment Advisory Agreement for each Fund, WisdomTree Asset Management has agreed to pay generally all expenses of each Fund, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for each Fund, please see the “Management of the Trust” section of the SAI. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The basis for the Board of Trustees’ approval of the Investment Advisory Agreements is available in the Trust’s Annual Report to Shareholders for the period ended March 31, 2013. The basis for the Board of Trustee’s approval of the Investment Advisory Agreement, with respect to the U.S. Dividend Growth Fund and U.S. SmallCap Dividend Growth Fund, will be available in the Trust’s Semi-Annual Report to Shareholders for the period ended September 30, 2013.

Sub-Adviser

As sub-adviser, Mellon Capital Management Corporation (“Mellon Capital”) is responsible for the day-to-day management of the Funds. Mellon Capital, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 50 Fremont Street, San Francisco, CA 94105. As of June 30, 2013, Mellon Capital had assets under management totaling approximately $313 billion (including $6,375 million in overlay). Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. Mellon Capital chooses each Fund’s portfolio investments and places orders to buy and sell the investments. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to the Funds.

*	“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

WisdomTree Trust Prospectus	57

The basis for the Board of Trustees’ approval of the Sub-Advisory Agreement is available in the Trust’s Annual Report to Shareholders for the period ended March 31, 2013. The basis for the Board of Trustees’ approval of the Sub-Advisory Agreement, with respect to the U.S. Dividend Growth Fund and U.S. SmallCap Dividend Growth Fund, will be available in the Trust’s Semi-Annual Report to Shareholders for the period ended September 30, 2013.

WisdomTree Asset Management, as the investment adviser for the Funds, may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The sub-advisers are subject to oversight by WisdomTree Asset Management. WisdomTree Asset Management and the Trust have received an exemptive order from the SEC that permits WisdomTree Asset Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for each of the Funds, without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Asset Management has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Asset Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

Portfolio Managers

Each Fund is managed by Mellon Capital’s Equity Index Strategies Portfolio management team. The individual members of the team responsible for the day-to-day management of the Funds’ portfolios are listed below.

Ms. Karen Q. Wong, CFA, a Managing Director and Head of Equity Portfolio Management, has been with Mellon Capital since June 2000. Ms. Wong heads a team of portfolio managers responsible for overseeing all passive equity funds, including ETFs. She is responsible for refinement and implementation of the equity portfolio management process. She is a member of the Senior Management Committee, Investment Management Committee, Risk Management Committee, Fiduciary Committee, and Trade Management Oversight Committee. Prior to joining Mellon Capital, Ms. Wong worked as a security analyst at Redwood Securities. Ms. Wong attained the Chartered Financial Analyst designation. She graduated with a B.A. from San Francisco State University, and obtained an M.B.A. in Finance from San Francisco State University. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco. She is also a member of the S&P Index Advisory Panel and Russell Index Advisory Board.

Mr. Richard A. Brown, CFA, a Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since August 1995. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is responsible for refinement and implementation of the equity portfolio management process. Mr. Brown attained the Chartered Financial Analyst designation. Mr. Brown graduated with an M.B.A. from California State University at Hayward and is a member of the CFA Institute and the CFA Society of San Francisco. He has over 17 years of investment experience.

Mr. Thomas J. Durante, CFA, a Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since January 2000. Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios. He is responsible for refinement and implementation of the equity portfolio management process. Prior to joining Mellon Capital, Mr. Durante worked in the fund accounting department for The Dreyfus Corporation. Mr. Durante attained the Chartered Financial Analyst designation. Mr. Durante graduated with a B.A. in Accounting from Fairfield University and is a member of the CFA Institute and the CFA Society of Pittsburgh. He has over 30 years of investment experience.

The Trust’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

58	WisdomTree Trust Prospectus

Additional Information on Buying and Selling Fund Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus.

Share Trading Prices

Transactions in Fund shares will be priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from a Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every 15 seconds throughout the trading day by the Listing Exchange or by other information providers. This approximate value should not be viewed as a “real-time” update of the NAV because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations, price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments held by the Funds, and/or amortized cost for securities with remaining maturities of 60 days or less. The Funds, the adviser and their affiliates are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

The Total Dividend Fund, Equity Income Fund, Dividend ex-Financials Fund, LargeCap Dividend Fund, MidCap Dividend Fund, SmallCap Dividend Fund, U.S. Dividend Growth Fund and U.S. SmallCap Dividend Growth Fund intend to pay out dividends on a monthly basis. The remaining Funds intend to pay out dividends on a quarterly basis. Nonetheless, a Fund may not make a dividend payment every month or quarter, as applicable. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that

WisdomTree Trust Prospectus	59

apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and may help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

60	WisdomTree Trust Prospectus

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company. If it meets certain minimum distribution requirements, a regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions,

■	You sell shares, and

■	You purchase or redeem Creation Units (for institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For noncorporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will be taxable as ordinary income. Distributions of investment income reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Funds and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

Unlike many ETFs, the redemption of Creation Units of a Fund generally incorporates a payment of cash by the Fund in addition to, or in place of, the delivery of a basket of securities. To meet this requirement, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient than if the in-kind redemption process was used.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. However, for taxable years beginning before January 1, 2014, distributions reported by the Funds as either “interest-related dividends” or “short-term capital gain dividends” and paid to a foreign shareholder will be eligible for an exemption from this withholding tax.

The Funds (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Fund Shares Are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent that Capital Gain Dividends were paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

WisdomTree Trust Prospectus	61

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal tax purposes that exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities for Creation Units cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Premium/Discount Information

Information regarding how often shares of each Fund traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.wisdomtree.com.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has

62	WisdomTree Trust Prospectus

no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. The Funds, WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation. WisdomTree Investments has contracted with Standard & Poor’s (“S&P”) to maintain and calculate certain Indexes used by the Funds. S&P shall have no liability for any errors or omissions in calculating any Index.

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s (except the U.S. Dividend Growth Fund and U.S. SmallCap Dividend Growth Fund) financial performance for the past five fiscal years or, if shorter, the period since a Fund’s inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

WisdomTree Trust Prospectus	63

Financial Highlights

WisdomTree Domestic Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Dividend Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$53.04	$48.84	$42.89	$29.26	$51.81
Investment operations:
Net investment income[1]	1.65	1.47	1.37	1.14	1.54
Net realized and unrealized gain (loss)	6.32	4.15	5.92	13.61	(22.56)
Total from investment operations	7.97	5.62	7.29	14.75	(21.02)
Dividends to shareholders:
Net investment income	(1.68)	(1.42)	(1.34)	(1.12)	(1.53)
Net asset value, end of year	$59.33	$53.04	$48.84	$42.89	$29.26

TOTAL RETURN[2]	15.39%	11.81%	17.37%	50.83%	(41.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$296,638	$243,985	$170,948	$132,971	$84,844
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.05%	3.03%	3.10%	3.01%	3.91%
Portfolio turnover rate[4]	13%	15%	6%	16%	23%

WisdomTree Equity Income Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$44.81	$40.52	$35.12	$22.98	$47.81
Investment operations:
Net investment income[1]	1.82	1.66	1.61	1.17	1.95
Net realized and unrealized gain (loss)	6.40	4.15	5.33	12.16	(24.80)
Total from investment operations	8.22	5.81	6.94	13.33	(22.85)
Dividends to shareholders:
Net investment income	(1.86)	(1.52)	(1.54)	(1.19)	(1.98)
Net asset value, end of year	$51.17	$44.81	$40.52	$35.12	$22.98

TOTAL RETURN[2]	18.83%	14.66%	20.24%	58.47%	(49.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$639,585	$427,918	$178,273	$122,907	$101,091
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.91%	3.99%	4.25%	3.72%	5.59%
Portfolio turnover rate[4]	28%	22%	8%	25%	45%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

64	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Domestic Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dividend ex-Financials Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$54.81	$50.13	$42.76	$26.74	$51.14
Investment operations:
Net investment income[1]	2.27	2.06	1.81	1.60	1.81
Net realized and unrealized gain (loss)	7.36	4.31	7.25	16.01	(24.34)
Total from investment operations	9.63	6.37	9.06	17.61	(22.53)
Dividends to shareholders:
Net investment income	(2.41)	(1.69)	(1.69)	(1.59)	(1.87)
Net asset value, end of year	$62.03	$54.81	$50.13	$42.76	$26.74

TOTAL RETURN[2]	18.18%	12.99%	21.68%	66.66%	(45.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,094,800	$1,268,812	$343,382	$190,277	$104,277
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	4.08%	4.05%	3.99%	4.32%	4.57%
Portfolio turnover rate[4]	34%	38%	5%	57%	53%

WisdomTree LargeCap Dividend Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$52.98	$48.31	$42.56	$29.86	$52.71
Investment operations:
Net investment income[1]	1.61	1.45	1.33	1.10	1.51
Net realized and unrealized gain (loss)	6.00	4.59	5.68	12.69	(22.91)
Total from investment operations	7.61	6.04	7.01	13.79	(21.40)
Dividends to shareholders:
Net investment income	(1.65)	(1.37)	(1.26)	(1.09)	(1.45)
Net asset value, end of year	$58.94	$52.98	$48.31	$42.56	$29.86

TOTAL RETURN[2]	14.69%	12.82%	16.83%	46.53%	(41.25)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,500,106	$1,205,215	$611,094	$412,809	$294,135
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.97%	3.02%	3.04%	2.89%	3.78%
Portfolio turnover rate[4]	14%	14%	5%	17%	25%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	65

Financial Highlights

WisdomTree Domestic Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Dividend Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$56.25	$54.01	$46.08	$26.80	$48.00
Investment operations:
Net investment income[1]	1.99	1.47	1.53	1.29	1.63
Net realized and unrealized gain (loss)	8.91	2.17	7.79	19.22	(21.16)
Total from investment operations	10.90	3.64	9.32	20.51	(19.53)
Dividends to shareholders:
Net investment income	(2.00)	(1.40)	(1.39)	(1.23)	(1.67)
Net asset value, end of year	$65.15	$56.25	$54.01	$46.08	$26.80

TOTAL RETURN[2]	19.96%	6.99%	20.60%	77.34%	(41.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$540,728	$345,963	$256,552	$122,121	$65,655
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.46%	2.81%	3.16%	3.34%	4.31%
Portfolio turnover rate[4]	33%	29%	10%	11%	43%

WisdomTree SmallCap Dividend Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$49.03	$48.66	$42.39	$24.06	$46.31
Investment operations:
Net investment income[1]	1.87	1.68	1.72	1.49	1.85
Net realized and unrealized gain (loss)	8.14	0.34	6.14	18.28	(22.26)
Total from investment operations	10.01	2.02	7.86	19.77	(20.41)
Dividends to shareholders:
Net investment income	(1.97)	(1.65)	(1.59)	(1.44)	(1.84)
Net asset value, end of year	$57.07	$49.03	$48.66	$42.39	$24.06

TOTAL RETURN[2]	21.06%	4.50%	18.96%	83.27%	(45.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$553,551	$313,791	$248,171	$154,724	$73,369
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.71%	3.69%	3.86%	4.21%	5.15%
Portfolio turnover rate[4]	49%	31%	11%	16%	65%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

66	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Domestic and International Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$50.62	$47.12	$41.56	$27.52	$45.32
Investment operations:
Net investment income[1]	1.07	0.88	0.77	0.70	0.87
Net realized and unrealized gain (loss)	5.51	3.58	5.55	14.03	(17.87)
Total from investment operations	6.58	4.46	6.32	14.73	(17.00)
Dividends to shareholders:
Net investment income	(1.06)	(0.96)	(0.76)	(0.69)	(0.80)
Net asset value, end of year	$56.14	$50.62	$47.12	$41.56	$27.52

TOTAL RETURN[2]	13.23%	9.74%	15.44%	53.82%	(37.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$53,329	$43,026	$54,193	$47,789	$16,511
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.10%	1.90%	1.82%	1.92%	2.33%
Portfolio turnover rate[4]	13%	12%	9%	16%	23%

WisdomTree Earnings 500 Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$49.42	$45.59	$40.75	$27.77	$45.77
Investment operations:
Net investment income[1]	1.04	0.88	0.77	0.68	0.91
Net realized and unrealized gain (loss)	5.10	3.84	4.84	12.98	(18.07)
Total from investment operations	6.14	4.72	5.61	13.66	(17.16)
Dividends to shareholders:
Net investment income	(1.10)	(0.89)	(0.77)	(0.68)	(0.84)
Net asset value, end of year	$54.46	$49.42	$45.59	$40.75	$27.77

TOTAL RETURN[2]	12.66%	10.60%	13.99%	49.49%	(37.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$65,354	$69,187	$63,832	$77,422	$59,714
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.12%	1.98%	1.87%	1.95%	2.49%
Portfolio turnover rate[4]	13%	16%	12%	21%	21%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	67

Financial Highlights

WisdomTree Domestic and International Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$61.00	$58.75	$47.22	$26.19	$42.08
Investment operations:
Net investment income[1]	1.09	0.62	0.73	0.61	0.54
Net realized and unrealized gain (loss)	9.54	2.20	11.50	20.92	(15.88)
Total from investment operations	10.63	2.82	12.23	21.53	(15.34)
Dividends to shareholders:
Net investment income	(1.08)	(0.57)	(0.70)	(0.50)	(0.55)
Net asset value, end of year	$70.55	$61.00	$58.75	$47.22	$26.19

TOTAL RETURN[2]	17.75%	4.92%	26.15%	82.49%	(36.73)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$211,643	$158,596	$105,745	$54,306	$14,406
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.80%	1.11%	1.45%	1.54%	1.49%
Portfolio turnover rate[4]	39%	38%	18%	19%	39%

WisdomTree SmallCap Earnings Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$56.59	$54.97	$44.33	$23.25	$38.96
Investment operations:
Net investment income[1]	1.03	0.74	0.65	0.37	0.47
Net realized and unrealized gain (loss)	6.86	1.59	10.60	20.96	(15.64)
Total from investment operations	7.89	2.33	11.25	21.33	(15.17)
Dividends to shareholders:
Net investment income	(1.08)	(0.71)	(0.61)	(0.25)	(0.54)
Net asset value, end of year	$63.40	$56.59	$54.97	$44.33	$23.25

TOTAL RETURN[2]	14.20%	4.39%	25.57%	91.88%	(39.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$180,687	$147,127	$134,672	$95,306	$13,948
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.83%	1.43%	1.37%	0.97%	1.49%
Portfolio turnover rate[4]	50%	41%	19%	16%	51%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

68	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Domestic and International Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010*	For the Year Ended March 31, 2009
Net asset value, beginning of year	$44.31	$43.02	$37.01	$24.24	$43.53
Investment operations:
Net investment income[1]	1.02	0.75	0.49	0.65	0.86
Net realized and unrealized gain (loss)	4.56	1.26	6.04	12.75	(19.33)
Total from investment operations	5.58	2.01	6.53	13.40	(18.47)
Dividends to shareholders:
Net investment income	(1.03)	(0.72)	(0.52)	(0.63)	(0.82)
Net asset value, end of year	$48.86	$44.31	$43.02	$37.01	$24.24

TOTAL RETURN[2]	12.81%	4.83%	17.86%	55.57%	(42.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$24,428	$31,015	$25,812	$35,164	$20,607
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.26%	1.84%	1.33%	2.01%	2.60%
Portfolio turnover rate[4]	65%	62%	6%	71%	54%

*	This information reflects the investment objective and strategy of WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	69

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is or will be available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year, as applicable.

To make shareholder inquiries, for more detailed information on the Funds, or to request the SAI or annual or semi-annual shareholder reports, as applicable, free of charge, please:

Call:	1-866-909-9473 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203

Visit:	www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2013 WisdomTree Trust

WisdomTree Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

WisdomTree® is a registered mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WIS-PR-003-0713

PROSPECTUS

August 1, 2013

International Equity ETFs

WisdomTree Trust

WisdomTree International Equity ETFs*

Developed World ex-U.S.

DEFA Fund (DWM)

DEFA Equity Income Fund (DTH)

International LargeCap Dividend Fund (DOL)

International MidCap Dividend Fund (DIM)

International SmallCap Dividend Fund (DLS)

International Dividend ex-Financials Fund (DOO)

Europe SmallCap Dividend Fund (DFE)

Australia Dividend Fund (AUSE)

Japan SmallCap Dividend Fund (DFJ)

Currency Hedged Equity

Japan Hedged Equity Fund (DXJ)

Japan Hedged SmallCap Equity Fund (DXJS)

Europe Hedged Equity Fund (HEDJ)

United Kingdom Hedged Equity Fund (DXPS)

Global/Global ex-U.S.

Global Equity Income Fund (DEW)

Global ex-U.S. Growth Fund (DNL)

Asia Pacific ex-Japan Fund (AXJL)

Commodity Country Equity Fund (CCXE)

Global Natural Resources Fund (GNAT)

Global ex-U.S. Utilities Fund (DBU)

Global ex-U.S. Real Estate Fund (DRW)

Emerging/Frontier Markets

China Dividend ex-Financials Fund (CHXF)

Emerging Markets Dividend Growth Fund (DGRE)

Emerging Markets Equity Income Fund (DEM)

Emerging Markets SmallCap Dividend Fund (DGS)

Middle East Dividend Fund (GULF)

India Earnings Fund (EPI)

*	Principal U.S. Listing Exchange: NYSE Arca, Inc. (except GULF, DXPS, DXJS, CHXF and DGRE are listed on NASDAQ).

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

WisdomTree Trust Prospectus	1

WisdomTree DEFA Fund

Investment Objective

The WisdomTree DEFA Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (the “Index” or “WisdomTree DEFA Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States, that pay regular cash dividends. Eligibility requirements for the Index include: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, New Zealand, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock in the annual cycle prior to the annual Index rebalance; (iii) market capitalization of at least $100 million as of the Index rebalance; (iv) average daily trading volume of at least $100,000 for three months preceding the Index rebalance; (v) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; and (vi) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In

2	WisdomTree Trust Prospectus

response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in the United Kingdom.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Trust Prospectus	3

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 2.47%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.41%	2Q/2009
Lowest Return	(19.97)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

4	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree DEFA Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	16.38%	(4.04)%	2.26%
Return After Taxes on Distributions	14.82%	(5.45)%	1.02%
Return After Taxes on Distributions and Sale of Fund Shares	10.55%	(4.23)%	1.18%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	17.32%	(3.69)%	1.61%
WisdomTree DEFA Index (Reflects no deduction for fees, expenses or taxes)	16.37%	(3.49)%	2.66%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	5

WisdomTree DEFA Equity Income Fund

Investment Objective

The WisdomTree DEFA Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of companies with high dividend yields selected from the WisdomTree DEFA Index. The WisdomTree DEFA Index consists of companies incorporated in one of 15 developed European countries, Israel, Japan, Australia, New Zealand, Hong Kong or Singapore. At the annual WisdomTree DEFA Index rebalance, companies within the WisdomTree DEFA Index that have (i) market capitalizations of at least $200 million, (ii) average daily trading volumes of at least $200,000 for the prior three months are ranked by dividend yield, and (iii) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) greater than $200 million are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion in the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual Index rebalance but remains ranked in the top 35% by dividend yield, the company will remain in the Index. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. At the time of the Index’s annual rebalance, the maximum weight of any security in the Index is capped at 5%. The maximum weight of any one sector and

6	WisdomTree Trust Prospectus

any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, security, sector and country weights may fluctuate above the specified cap between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in Australia and the United Kingdom.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Trust Prospectus	7

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunications Investing. The Fund may invest in companies in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 2.41%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.97%	2Q/2009
Lowest Return	(23.28)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

8	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree DEFA Equity Income Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	14.71%	(4.78)%	1.22%
Return After Taxes on Distributions	12.90%	(6.53)%	(0.38)%
Return After Taxes on Distributions and Sale of Fund Shares	9.45%	(5.04)%	0.07%
MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)	17.69%	(4.34)%	0.66%
WisdomTree DEFA Equity Income Index (Reflects no deduction for fees, expenses or taxes)	15.09%	(4.41)%	1.90%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	9

WisdomTree International LargeCap Dividend Fund

Investment Objective

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree DEFA Index. The Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree DEFA Index, as of the annual Index rebalance. As of June 30, 2013, the Index had a market capitalization range from $7.2 billion to $211.1 billion. The Index consists of companies that are incorporated in one of 15 developed European countries, Israel, Japan, Australia, Hong Kong or Singapore. Companies in the Index must have a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. In the event that a

10	WisdomTree Trust Prospectus

company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in the United Kingdom.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform

WisdomTree Trust Prospectus	11

securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 1.78%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	23.28%	2Q/2009
Lowest Return	(19.83)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree International LargeCap Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	15.25%	(4.31)%	1.94%
Return After Taxes on Distributions	13.74%	(5.75)%	0.63%
Return After Taxes on Distributions and Sale of Fund Shares	9.82%	(4.47)%	0.86%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	17.32%	(3.69)%	1.61%
WisdomTree International LargeCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	15.30%	(4.23)%	2.23%

12	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	13

WisdomTree International MidCap Dividend Fund

Investment Objective

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree DEFA Index. The Index consists of companies that are incorporated in one of 15 developed European countries, Israel, Japan, Australia, New Zealand, Hong Kong or Singapore. The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree DEFA Index, as of the annual Index rebalance, after the 300 largest companies have been removed. As of June 30, 2013, the Index had a market capitalization range from $127 million to $11.6 billion. Companies in the Index must have a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated

14	WisdomTree Trust Prospectus

volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in Japan and the United Kingdom.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Trust Prospectus	15

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 3.41%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.01%	2Q/2009
Lowest Return	(19.35)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

16	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree International MidCap Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	18.90%	(2.10)%	3.48%
Return After Taxes on Distributions	17.53%	(3.42)%	2.22%
Return After Taxes on Distributions and Sale of Fund Shares	12.18%	(2.59)%	2.20%
MSCI EAFE Mid Cap Index (Reflects no deduction for fees, expenses or taxes)	18.08%	(3.01)%	1.51%
WisdomTree International MidCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	18.91%	(2.21)%	3.47%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	17

WisdomTree International SmallCap Dividend Fund

Investment Objective

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree DEFA Index. The Index consists of companies that are incorporated in one of 15 developed European countries, Israel, Japan, Australia, New Zealand, Hong Kong or Singapore. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree DEFA Index, as of the annual Index rebalance, after the 300 largest companies have been removed. As of June 30, 2013, the Index had a market capitalization range from $99 million to $2.4 billion. Companies in the Index must have a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that

18	WisdomTree Trust Prospectus

is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in Australia and Japan.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

WisdomTree Trust Prospectus	19

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 5.48%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.30%	2Q/2009
Lowest Return	(22.47)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

20	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree International SmallCap Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	21.50%	(0.92)%	3.79%
Return After Taxes on Distributions	19.82%	(2.29)%	2.54%
Return After Taxes on Distributions and Sale of Fund Shares	13.85%	(1.65)%	2.46%
MSCI EAFE Small Cap Index (Reflects no deduction for fees, expenses or taxes)	20.00%	(0.85)%	2.49%
WisdomTree International SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	22.35%	(0.34)%	4.18%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	21

WisdomTree International Dividend ex-Financials Fund

Investment Objective

The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is comprised of high dividend-yielding international common stocks outside the financial sector. The Index consists of companies outside the financial sector that are incorporated in one of 15 developed European countries, Israel, Japan, Australia, New Zealand, Hong Kong or Singapore. The Index is comprised of the 10 highest dividend-yielding companies in each sector except financials, selected from the 300 largest companies by market value within the WisdomTree DEFA Index as of the annual Index rebalance. Companies in the Index must have a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. Securities are weighted in the Index based on dividend yield. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

22	WisdomTree Trust Prospectus

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in France and the United Kingdom.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a

WisdomTree Trust Prospectus	23

smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunications Investing. The Fund may invest in companies in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

■

Utilities Investing. The Fund may invest in companies in the utilities sector of the market and, as such, is sensitive to risks to the utilities sector. These risks include, but are not limited to, changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective May 7, 2009. Fund performance prior to May 7, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree International Dividend Top 100 Fund, and tracked the performance of the WisdomTree International Dividend Top 100 Index.

The Fund’s year-to-date total return as of June 30, 2013 was (0.20)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.30%	2Q/2009
Lowest Return	(24.86)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

24	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree International Dividend ex-Financials Fund*	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	9.94%	(4.77)%	2.07%
Return After Taxes on Distributions	8.07%	(6.66)%	0.36%
Return After Taxes on Distributions and Sale of Fund Shares	6.35%	(5.12)%	0.72%
MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)	17.69%	(4.34)%	0.66%
WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index** (Reflects no deduction for fees, expenses or taxes)	9.93%	(4.87)%	2.20%
*	The Fund’s objective changed effective May 7, 2009. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend Top 100 Index. After May 7, 2009, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.
**	Reflects performance of the WisdomTree International Dividend Top 100 Index through May 7, 2009 and the WisdomTree International Dividend ex-Financials Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	25

WisdomTree Europe SmallCap Dividend Fund

Investment Objective

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of the small-capitalization segment of the European dividend-paying market. Constituent companies are selected from the WisdomTree Europe Dividend Index. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree Europe Dividend Index after the 300 largest companies have been removed. As of June 30, 2013, the Index had a market capitalization range from $118 million to $1.8 billion. Eligibility requirements for the WisdomTree Europe Dividend Index include: (i) incorporation and exchange listing in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom (“Europe”); (ii) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (iii) market capitalization of at least $100 million as of the Index rebalance; (iv) average daily trading volume of at least $100,000 for three months preceding the Index rebalance; (v) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; and (vi) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. Securities are weighted

26	WisdomTree Trust Prospectus

in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund currently invests a significant portion of its assets in companies organized in Sweden and the United Kingdom.

WisdomTree Trust Prospectus	27

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 8.56%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	31.20%	2Q/2009
Lowest Return	(31.16)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

28	WisdomTree Trust Prospectus

WisdomTree Europe SmallCap Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	27.96%	(2.75)%	1.88%
Return After Taxes on Distributions	26.08%	(4.58)%	0.02%
Return After Taxes on Distributions and Sale of Fund Shares	17.99%	(3.48)%	0.44%
MSCI Europe Small Cap Index (Reflects no deduction for fees, expenses or taxes)	28.97%	(1.26)%	3.81%
WisdomTree Europe SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	28.68%	(2.42)%	2.20%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	29

WisdomTree Australia Dividend Fund

Investment Objective

The WisdomTree Australia Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of high-dividend yielding companies in Australia. The Index is comprised of dividend paying companies incorporated in Australia with a minimum market capitalization of $1.0 billion as of the annual Index rebalance. The Index is comprised of the ten largest qualifying companies from each sector ranked by market capitalization. Other eligibility criteria include: (i) payment of at least $5 million in cash dividends in the annual cycle prior to the annual Index rebalance; (ii) average daily trading volume of at least $100,000 for three months preceding the annual Index rebalance; and (iii) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

30	WisdomTree Trust Prospectus

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in Australian dollars or in securities that provide exposure to Australian dollars. Changes in currency exchange rates and the relative value of the Australian dollar will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Investment in Australia. Because the Fund invests primarily in the securities of companies in Australia, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Australia and to be more volatile than the performance of more geographically diversified funds. The Australian economy is heavily dependent on the demand for commodities and natural resources and declines in the demand for such products may have an adverse impact on the Fund’s returns. The Fund is susceptible to loss due to adverse market, political, regulatory, and other events affecting Australia. These events may in turn adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

WisdomTree Trust Prospectus	31

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Pacific ex-Japan Equity Income Fund, and tracked the performance of the WisdomTree Pacific ex-Japan Equity Income Index.

The Fund’s year-to-date total return as of June 30, 2013 was (3.71)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	37.96%	3Q/2009
Lowest Return	(27.00)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

32	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Australia Dividend Fund*	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	18.95%	2.17%	8.62%
Return After Taxes on Distributions	16.99%	(0.06)%	6.47%
Return After Taxes on Distributions and Sale of Fund Shares	12.22%	0.38%	6.08%
MSCI Pacific ex-Japan Value/MSCI Australia Spliced Index** (Reflects no deduction for fees, expenses or taxes)	22.07%	2.30%	8.20%
WisdomTree Pacific ex-Japan Equity Income/Australia Dividend Spliced Index*** (Reflects no deduction for fees, expenses or taxes)	19.12%	2.72%	9.18%
*	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Equity Income Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.
**	Reflects performance of the MSCI Pacific ex-Japan Value Index through June 17, 2011 and the MSCI Australia Index thereafter.
***	Reflects performance of the WisdomTree Pacific ex-Japan Equity Income Index through June 17, 2011 and the WisdomTree Australia Dividend Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	33

WisdomTree Japan SmallCap Dividend Fund

Investment Objective

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is comprised of dividend-paying small capitalization companies in Japan. As of June 30, 2013, the Index had a market capitalization range from $146 million to $2.3 billion. To be eligible for inclusion in the Index, a company must meet the following criteria: (i) be incorporated within Japan; (ii) have $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (iii) have a market capitalization of at least $100 million as of the Index rebalance; (iv) have an average daily trading volume of at least $100,000 for three months preceding the Index rebalance; (v) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; and (vi) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. The Index is then created by removing the 300 largest companies by market capitalization from the list of eligible companies, as of the annual Index rebalance. The remaining companies are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance

34	WisdomTree Trust Prospectus

dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in Japanese yen or in securities that provide exposure to Japanese yen. Changes in currency exchange rates and the relative value of Japanese yen will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan’s largest single trading partner, but close to half of Japan’s trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

WisdomTree Trust Prospectus	35

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 10.68%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	23.03%	2Q/2009
Lowest Return	(16.07)%	1Q/2009

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

36	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Japan SmallCap Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	5.49%	0.61%	(0.82)%
Return After Taxes on Distributions	4.64%	(0.05)%	(1.39)%
Return After Taxes on Distributions and Sale of Fund Shares	3.55%	0.13%	(1.03)%
MSCI Japan Small Cap Index (Reflects no deduction for fees, expenses or taxes)	4.01%	(0.10)%	(2.07)%
WisdomTree Japan SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	5.69%	1.32%	(0.17)%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	37

WisdomTree Japan Hedged Equity Fund

Investment Objective

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (the “Index”). The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese yen relative to the U.S. dollar. The Index consists of dividend-paying companies incorporated in Japan and traded on the Tokyo Stock Exchange that derive less than 80% of their revenue from sources in Japan. By excluding companies that derive 80% or more of their revenue from Japan, the Index is tilted towards companies with a more significant global revenue base. The companies included in the Index typically have greater exposure to the value of global currencies and, in many cases, their business prospects historically have improved when the value of the yen has declined and have weakened when the value of the yen has increased. Eligibility requirements include: (i) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (ii) market capitalization of at least $100 million as of the Index rebalance; (iii) average daily trading volume of at least $100,000 for the three months preceding the Index rebalance; (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; and (v) trading of at least

38	WisdomTree Trust Prospectus

250,000 shares per month for each of the six months preceding the Index rebalance. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. At the time of the Index’s annual rebalance, the maximum weight of any single security in the Index is capped at 5% and the maximum weight of any one sector in the Index is capped at 25%. In response to market conditions, security and sector weights may fluctuate above the specified cap between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

The Index “hedges” against fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Index is designed to have higher returns than an equivalent non-currency hedged investment when the yen is weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when the yen is rising relative to the U.S. dollar. The Index applies an applicable published WM/Reuters one-month currency forward rate to the total equity exposure to Japan to adjust the value of the Japanese yen against the U.S. dollar.

The Fund intends to enter into forward currency contracts or futures contracts designed to offset the Fund’s exposure to the Japanese yen. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed upon exchange rate. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the yen. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between the yen and the U.S. dollar.

The Fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

WisdomTree Trust Prospectus	39

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Currency Exchange Rate Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the Japanese yen against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs, or for other reasons, the Fund’s exposure to the yen may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

■

Derivatives Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan’s largest single trading partner, but close to half of Japan’s trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Information Technology Investing. The Fund may invest in companies in the information technology sector. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

40	WisdomTree Trust Prospectus

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective April 1, 2010. Fund performance prior to April 1, 2010 reflects the investment objective and style of the Fund when it was the WisdomTree Japan Total Dividend Fund, and tracked the performance of the WisdomTree Japan Dividend Index.

The Fund’s year-to-date total return as of June 30, 2013 was 25.69%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.20%	2Q/2009
Lowest Return	(16.31)%	1Q/2009

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Trust Prospectus	41

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Japan Hedged Equity Fund*	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	17.07%	(5.21)%	(3.41)%
Return After Taxes on Distributions	16.40%	(5.77)%	(3.92)%
Return After Taxes on Distributions and Sale of Fund Shares	11.06%	(4.67)%	(3.14)%
MSCI Japan/Japan Local Currency Spliced Index** (Reflects no deduction for fees, expenses and taxes)	21.57%	(5.83)%	(3.87)%
WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index*** (Reflects no deduction for fees, expenses and taxes)	16.74%	(5.32)%	(3.44)%
*	The Fund’s objective changed effective April 1, 2010. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Dividend Index. After March 31, 2010, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index.
**	Reflects performance of the MSCI Japan Index through March 31, 2010 and the MSCI Japan Local Currency Index thereafter.
***	Reflects performance of the WisdomTree Japan Dividend Index through March 31, 2010 and the WisdomTree Japan Hedged Equity Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

42	WisdomTree Trust Prospectus

WisdomTree Japan Hedged SmallCap Equity Fund

Investment Objective

The WisdomTree Japan Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.58%
*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$59	$186

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a dividend weighted index designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Index consists of dividend-paying small capitalization companies incorporated in Japan and traded on the Tokyo or JASDAQ Stock Exchanges. As of June 30, 2013, the Index had a market capitalization range from $93 million to $2.3 billion. To be eligible for inclusion in the Index, a company must meet the following criteria: (i) be incorporated within Japan and traded on the Tokyo or JASDAQ Stock Exchanges; (ii) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (iii) have a market capitalization of at least $100 million as of the Index rebalance; (iv) have an average daily trading volume of at least $100,000 for three months preceding the Index rebalance; (v) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; and (vi) have trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. The 300 largest companies by market capitalization are then removed from the list of eligible companies, as of the annual Index rebalance. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. At the

WisdomTree Trust Prospectus	43

time of the Index’s annual rebalance, the maximum weight of any single security in the Index is capped at 2% and the maximum weight of any one sector in the Index is capped at 25%. In response to market conditions, security and sector weights may fluctuate above the specified cap between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

The Index “hedges” against fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Index is designed to have higher returns than an equivalent unhedged investment when the yen is weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when the yen is rising relative to the U.S. dollar. The Index applies an applicable published WM/Reuters one-month currency forward rate to the total equity exposure to Japan to adjust the value of the Japanese yen against the U.S. dollar.

The Fund intends to enter into forward currency contracts or futures contracts designed to offset the Fund’s exposure to the Japanese yen. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed upon exchange rate. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the yen. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between the yen and the U.S. dollar.

The Fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

44	WisdomTree Trust Prospectus

■

Currency Exchange Rate Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the Japanese yen against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs, or for other reasons, the Fund’s exposure to the yen may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money.

■

Derivatives Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan’s largest single trading partner, but close to half of Japan’s trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price

WisdomTree Trust Prospectus	45

changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

The Fund commenced operations on June 28, 2013, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since its inception in June 2013.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since its inception in June 2013.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since its inception in June 2013.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NASDAQ, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

46	WisdomTree Trust Prospectus

WisdomTree Europe Hedged Equity Fund

Investment Objective

The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses*	0.58%
*	Expense information in the table has been restated to reflect current fees. On June 29, 2012, shareholders of the Fund approved a new Management Fee of 0.58%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a dividend weighted index designed to provide exposure to European equity securities, particularly shares of European exporters, while at the same time neutralizing exposure to fluctuations between the value of the U.S. dollar and the euro. Shares of European exporters stand to benefit from weakness in the value of the euro as this decreases the relative cost of the goods and services they are exporting. The Index consists of those dividend paying companies within the WisdomTree DEFA Index that are domiciled in Europe and trade in euros, have at least $1 billion in market capitalization, and derive at least 50% of their revenue from countries outside of Europe. Countries historically represented in the Index include: Germany, France, the Netherlands, Spain, Belgium, Finland, Italy, Portugal, Austria and Ireland. Companies in the Index must have a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. At the time of the Index’s annual rebalance, the maximum weight of any single security in the Index is capped at

WisdomTree Trust Prospectus	47

5% and the maximum weight of any one sector and any one country in the Index, is capped at 25%. In response to market conditions, security, sector and country weights may fluctuate above the specified cap between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

The Index “hedges” against fluctuations in the relative value of the euro against the U.S. dollar. The Index is designed to have higher returns than an equivalent non-currency hedged investment when the U.S. dollar is going up in value relative to the euro. Conversely, the Index is designed to have lower returns than an equivalent non-currency hedged investment when the U.S. dollar is falling in value relative to the euro. The Index applies an applicable published WM/Reuters one-month currency forward rate to the total equity exposure of each country in the Index to adjust the value of the euro against the U.S. dollar. If a country that had previously adopted the euro as its official currency were to revert back to its local currency, the country would remain in the Index and the Index would be hedged in such local currency as soon as practicable after forward rates become available for such currency.

Forward currency contracts or futures contracts are used to offset the Fund’s exposure to the euro. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed-upon rate. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the euro. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations of the euro relative to the U.S. dollar.

The Fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the

48	WisdomTree Trust Prospectus

economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Consumer Staples Investing. The Fund may invest in companies in the consumer staples sector. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■

Currency Exchange Rate Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the euro against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs, or for other reasons, the Fund’s exposure to the euro may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money.

■

Derivatives Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The Fund currently invests a significant portion of its assets in companies organized in Germany, France, and the Netherlands.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests

WisdomTree Trust Prospectus	49

more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective August 29, 2012. Fund performance prior to August 29, 2012 reflects the investment objective of the Fund when it was the WisdomTree International Hedged Equity Fund and tracked the performance, before fees and expenses, of the WisdomTree DEFA International Hedged Equity Index.

The Fund’s year-to-date total return as of June 30, 2013 was 4.18%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	9.45%	4Q/2012
Lowest Return	(14.16)%	3Q/2011

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Europe Hedged Equity Fund*	1 Year	Since Inception (12/31/2009)
Return Before Taxes Based on NAV	17.18%	3.10%
Return After Taxes on Distributions	16.13%	1.98%
Return After Taxes on Distributions and Sale of Fund Shares	11.08%	1.96%
MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index** (Reflects no deduction for fees, expenses or taxes)	17.38%	2.62%
WisdomTree DEFA International Hedged Equity/WisdomTree Europe Hedged Equity Spliced Index*** (Reflects no deduction for fees, expenses or taxes)	17.77%	3.71%
*	The Fund’s objective changed effective August 29, 2012. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA International Hedged Equity Index. After August 29, 2012, the Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index.
**	MSCI EAFE Local Currency Index through August 29, 2012; MSCI EMU Local Currency Index thereafter.
***	Reflects performance of the WisdomTree International Hedged Equity Index through August 29, 2012 and the WisdomTree Europe Hedged Equity Index thereafter.

50	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since December 2009.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since December 2009.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since December 2009.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	51

WisdomTree United Kingdom Hedged Equity Fund

Investment Objective

The WisdomTree United Kingdom Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree United Kingdom Hedged Equity Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.48%
*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$49	$154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a dividend weighted index designed to provide exposure to United Kingdom equity markets while at the same time neutralizing exposure to fluctuations of the value of the British pound relative to the U.S. dollar. The Index consists of dividend-paying companies incorporated in the United Kingdom and traded on the London Stock Exchange that derive less than 80% of their revenue from sources in the United Kingdom. By excluding companies that derive 80% or more of their revenue from the United Kingdom, the Index is tilted towards companies with a more significant global revenue base. The starting universe screening requirements include: (i) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (ii) market capitalization of at least $1 billion as of the Index rebalance; (iii) average daily trading volume of at least $100,000 for the three months preceding the Index rebalance; (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; and (v) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. At the time of the Index’s annual rebalance, the maximum weight of any single security in the Index is capped at 5% and the maximum weight of any

52	WisdomTree Trust Prospectus

one sector in the Index is capped at 25%. In response to market conditions, security and sector weights may fluctuate above the specified cap between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

The Index “hedges” against fluctuations in the relative value of the British pound against the U.S. dollar. The Index is designed to have higher returns than an equivalent unhedged investment when the British pound is weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when the British pound is rising relative to the U.S. dollar. The Index applies an applicable published WM/Reuters one-month currency forward rate to the total equity exposure to the United Kingdom to adjust the value of the British pound against the U.S. dollar.

The Fund intends to enter into forward currency contracts or futures contracts designed to offset the Fund’s exposure to the British pound. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed upon exchange rate. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the British pound. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the British pound. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between the British pound and the U.S. dollar.

The Fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Consumer Staples Investing. The Fund may invest in companies in the consumer staples sector. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

WisdomTree Trust Prospectus	53

■

Currency Exchange Rate Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the British pound against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs, or for other reasons, the Fund’s exposure to the British pound may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money.

■

Derivatives Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

■

Energy Investing. The Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration in the United Kingdom. Because the Fund concentrates its investments in the United Kingdom, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within the United Kingdom and to be more volatile than the performance of more geographically diversified funds. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund invests a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

54	WisdomTree Trust Prospectus

Fund Performance

The Fund commenced operations on June 28, 2013, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since its inception in June 2013.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since its inception in June 2013.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since its inception in June 2013.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NASDAQ, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	55

WisdomTree Global Equity Income Fund

Investment Objective

The WisdomTree Global Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Income Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Operating Expenses*	0.58%
*	Acquired Fund Fees and Expenses (AFFE) related to business development companies were 0.01% for the fiscal period ended March 28, 2013. As of March 22, 2013, the Fund no longer holds business development companies. Thus, the expense information in the table reflects current fees.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of high dividend-yielding companies selected from the WisdomTree Global Dividend Index, which is comprised of dividend-paying companies in the U.S., and developed and emerging markets throughout the world. As of the annual Index rebalance, companies with market capitalizations of at least $2 billion are ranked by dividend yield and those companies in the top 30% by dividend yield are selected for inclusion in the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual Index rebalance but remains ranked in the top 35% by dividend yield, the company will remain in the Index. Companies in the Index must have a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. At the time of the Index’s annual rebalance, the maximum weight of any security in the Index is

56	WisdomTree Trust Prospectus

capped at 5%. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, security, sector and country weights may fluctuate above the specified cap between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

WisdomTree Trust Prospectus	57

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunications Investing. The Fund may invest in companies in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

58	WisdomTree Trust Prospectus

The Fund’s name and objective changed effective June 19, 2009. Fund performance prior to June 19, 2009 reflects the investment objective of the Fund when it was the WisdomTree Europe Equity Income Fund and tracked the performance, before fees and expenses, of the WisdomTree Europe Equity Income Index.

The Fund’s year-to-date total return as of June 30, 2013 was 0.02%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.28%	2Q/2009
Lowest Return	(24.50)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Global Equity Income Fund*	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	14.46%	(3.09)%	2.25%
Return After Taxes on Distributions	12.84%	(4.82)%	0.66%
Return After Taxes on Distributions and Sale of Fund Shares	9.32%	(3.66)%	0.94%
MSCI Europe Value/MSCI AC World Spliced Index** (Reflects no deduction for fees, expenses or taxes)	16.13%	(3.80)%	1.81%
WisdomTree Europe Equity Income/Global Equity Income Spliced Index*** (Reflects no deduction for fees, expenses or taxes)	14.71%	(2.92)%	2.57%
*	The Fund’s objective changed effective June 19, 2009. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Equity Income Index. After June 19, 2009, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Income Index.
**	Reflects performance of the MSCI Europe Value Index through June 19, 2009 and the MSCI AC World Index thereafter.
***	Reflects performance of the WisdomTree Europe Equity Income Index through June 19, 2009 and the WisdomTree Global Equity Income Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

WisdomTree Trust Prospectus	59

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

60	WisdomTree Trust Prospectus

WisdomTree Global ex-U.S. Growth Fund

Investment Objective

The WisdomTree Global ex-U.S. Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that consists of dividend-paying global ex-U.S. common stocks with growth characteristics. The Index is comprised of the 300 companies in the WisdomTree Global ex-U.S. Dividend Index with the best combined rank of growth and quality factors: specifically long-term earnings growth expectations, return on equity, and return on assets. The starting universe screening requirements include: (i) payment of regular cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (ii) market capitalization of at least $2 billion as of the Index rebalance; (iii) average daily trading volume of at least $100,000 three months preceding the Index rebalance; and (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. Securities are weighted in the Index based on dividends over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. At the time of the Index’s annual rebalance, the maximum weight of any security in the Index is capped at 5% and the maximum weight of any one sector and any one country in the Index is capped at 20%. In response to market conditions, security,

WisdomTree Trust Prospectus	61

sector and country weights may fluctuate above the specified cap between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Consumer Staples Investing. The Fund may invest in companies in the consumer staples sector. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or

62	WisdomTree Trust Prospectus

markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

WisdomTree Trust Prospectus	63

The Fund’s name and objective changed effective June 19, 2009. Fund performance prior to June 19, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree Japan Equity Income Fund, and tracked the performance of the WisdomTree Japan Equity Income Index.

The Fund’s year-to-date total return as of June 30, 2013 was (6.88)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.27%	3Q/2010
Lowest Return	(21.73)%	3Q/2011

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Global ex-U.S. Growth Fund*	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	15.80%	2.49%	3.20%
Return After Taxes on Distributions	14.61%	1.46%	2.27%
Return After Taxes on Distributions and Sale of Fund Shares	10.20%	1.49%	2.17%
MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index** (Reflects no deduction for fees, expenses or taxes)	16.67%	3.31%	3.61%
WisdomTree Japan Equity Income/Global ex-U.S. Growth Spliced Index*** (Reflects no deduction for fees, expenses or taxes)	16.73%	3.11%	3.75%
*	The Fund’s objective changed effective June 19, 2009. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Equity Income Index. After June 19, 2009, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Growth Index.
**	Reflects performance of the MSCI Japan Value Index through June 19, 2009 and the MSCI AC World ex-USA Growth Index thereafter.
***	Reflects performance of the WisdomTree Japan Equity Income Index through June 19, 2009 and the WisdomTree Global ex-U.S. Growth Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

64	WisdomTree Trust Prospectus

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	65

WisdomTree Asia Pacific ex-Japan Fund

Investment Objective

The WisdomTree Asia Pacific ex-Japan Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of dividend paying companies in the Asia Pacific ex-Japan region. The Index is comprised of the 300 largest companies ranked by market capitalization that meet the following eligibility criteria. Eligibility requirements include: (i) incorporation within one of the following countries: Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Philippines, Singapore, South Korea, Taiwan and Thailand; (ii) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (iii) market capitalization of at least $100 million as of the Index rebalance; (iv) average daily trading volume of at least $100,000 for the three months preceding the Index rebalance; (v) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; and (vi) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. The maximum weight of any one sector and any one country in the

66	WisdomTree Trust Prospectus

Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

WisdomTree Trust Prospectus	67

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Investment in the Asia Pacific Region. Because the Fund invests primarily in the securities of companies in the Asia Pacific region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and other events, such as natural disasters, affecting that region. While certain economies in this region are exemplars of growth and development, others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports, and economic recessions. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value. The Fund currently invests a significant portion of its assets in companies organized in Australia and Hong Kong.

■

Investment in Australia. The Fund currently invests a significant portion of its assets in companies organized in Australia. The Australian economy is dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunications Investing. The Fund may invest in companies in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

68	WisdomTree Trust Prospectus

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Pacific ex-Japan Total Dividend Fund, and tracked the performance of the WisdomTree Pacific ex-Japan Dividend Index.

The Fund’s year-to-date total return as of June 30, 2013 was (4.18)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	30.04%	2Q/2009
Lowest Return	(24.05)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Asia Pacific ex-Japan Fund*	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	21.65%	1.35%	9.69%
Return After Taxes on Distributions	20.10%	(0.46)%	8.02%
Return After Taxes on Distributions and Sale of Fund Shares	13.98%	(0.05)%	7.35%
MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index** (Reflects no deduction for fees, expenses or taxes)	22.31%	0.77%	8.41%
WisdomTree Pacific ex-Japan Dividend/Asia Pacific ex-Japan Spliced Index*** (Reflects no deduction for fees, expenses or taxes)	21.95%	2.51%	10.84%
*	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.
**	Reflects performance of the MSCI Pacific ex-Japan Index through June 17, 2011 and the MSCI AC Asia Pacific ex-Japan Index thereafter.
***	Reflects performance of the WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011 and the WisdomTree Asia Pacific ex-Japan Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

WisdomTree Trust Prospectus	69

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

70	WisdomTree Trust Prospectus

WisdomTree Commodity Country Equity Fund

Investment Objective

The WisdomTree Commodity Country Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of dividend-paying companies from “commodity countries” selected from the WisdomTree Global Dividend Index. Commodity Countries are defined for these purposes as those countries whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials). The Index is comprised of companies from the following eight commodity countries: Australia, Brazil, Canada, Chile, New Zealand, Norway, Russia, and South Africa. Each country has an allocation of approximately 12.5% within the Index as of the annual Index rebalance. Companies in the Index must have a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. Securities are weighted within each country allocation based on dividends paid over the prior annual cycle. A maximum of 20 companies are eligible to be included from any individual country. Companies that pay more total dollar amount of dividends are more heavily weighted. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In

WisdomTree Trust Prospectus	71

response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Commodity Country Risk. The Fund invests primarily in investments designed to provide exposure to equity securities of selected commodity-producing countries. As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and supports the value of such equity securities. Conversely, declines in the demand for, or price of, such commodities historically have contributed to declines in the economies of such countries and the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with

72	WisdomTree Trust Prospectus

investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Energy Investing. The Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunications Investing. The Fund may invest in companies in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

WisdomTree Trust Prospectus	73

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Basic Materials Sector Fund, and tracked the performance of the WisdomTree International Basic Materials Sector Index.

The Fund’s year-to-date total return as of June 30, 2013 was (9.17)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	31.37%	2Q/2009
Lowest Return	(33.31)%	3Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Commodity Country Equity Fund*	1 Year	5 Years	Since Inception (10/13/2006)
Return Before Taxes Based on NAV	17.63%	0.18%	6.73%
Return After Taxes on Distributions	16.03%	(1.06)%	5.62%
Return After Taxes on Distributions and Sale of Fund Shares	11.38%	(0.65)%	5.10%
S&P Developed ex-U.S. BMI Materials Sector/MSCI ACWI ex-USA Spliced Index** (Reflects no deduction for fees, expenses or taxes)	16.83%	n/a	0.96%
WisdomTree International Basic Materials Sector/Commodity Country Equity Spliced Index*** (Reflects no deduction for fees, expenses or taxes)	18.32%	0.73%	7.47%
*	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Basic Materials Sector Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index.
**	The inception date of the S&P Developed ex-U.S. BMI Sector Index is April 1, 2008. Accordingly, “Since Inception” data for this index is as of April 1, 2008 rather than the inception date of the Fund. Reflects performance of the S&P Developed ex-U.S. BMI Materials Sector Index through June 17, 2011, and the MSCI ACWI ex-USA Index thereafter.
***	Reflects performance of the WisdomTree International Basic Materials Sector Index through June 17, 2011, and the WisdomTree Commodity Country Equity Index thereafter.

74	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	75

WisdomTree Global Natural Resources Fund

Investment Objective

The WisdomTree Global Natural Resources Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of global dividend-paying companies in natural resource industries. Constituents are selected from the WisdomTree Global Dividend Index. The 100 largest companies operating in global natural resources industries within the WisdomTree Global Dividend Index are selected for inclusion. Specific sub-industries include: Integrated Oil & Gas, Oil & Gas Exploration and Production, Diversified Metals & Mining, Coal and Consumable Fuels, Fertilizers & Agricultural Chemicals, Iron Ore Miners, Precious Metals & Minerals, Agricultural Products, Oil & Gas Drilling and Oil & Gas Equipment and Services. A maximum of 20 companies from each sub-industry, ranked by market capitalization as of the annual Index rebalance, are selected for inclusion. Companies in the Index must have a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual

76	WisdomTree Trust Prospectus

rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer staples, energy, and materials. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Basic Materials Investing. The Fund may invest in companies in the basic materials sector. This sector includes, for example, metals and mining, chemicals and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree Trust Prospectus	77

■

Energy Investing. The Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in securities of companies in the United States.

■

Global Natural Resources Investing. The Fund invests primarily in equity securities of companies in the natural resources sector. These risks include, but are not limited to, commodity price volatility, world economic growth, depletion of natural resources, technological progress, and government regulations. As the demand for, or prices of, natural resources increase, the value of the Fund’s equity investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of such equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

78	WisdomTree Trust Prospectus

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Energy Sector Fund, and tracked the performance of the WisdomTree International Energy Sector Index.

The Fund’s year-to-date total return as of June 30, 2013 was (17.92)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.23%	3Q/2010
Lowest Return	(29.92)%	3Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Global Natural Resources Fund*	1 Year	5 Years	Since Inception (10/13/2006)
Return Before Taxes Based on NAV	6.73%	(2.74)%	2.93%
Return After Taxes on Distributions	5.39%	(4.14)%	1.63%
Return After Taxes on Distributions and Sale of Fund Shares	4.34%	(3.15)%	1.71%
S&P Developed ex-U.S. BMI Energy Sector/S&P Global Natural Resources Spliced Index** (Reflects no deduction for fees, expenses or taxes)	6.60%	n/a	(0.69)%
WisdomTree International Energy Sector/Global Natural Resources Spliced Index*** (Reflects no deduction for fees, expenses or taxes)	7.32%	(2.33)%	3.30%
*	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance of the WisdomTree Global Natural Resources Index.
**	The inception date of the S&P Developed ex-U.S. BMI Energy Sector Index is April 1, 2008. Accordingly, “Since Inception” data for this index is as of April 1, 2008 rather than the inception date of the Fund. Reflects performance of the S&P Developed ex-U.S. BMI Energy Sector Index through June 17, 2011 and the S&P Global Natural Resources Index thereafter.
***	Reflects performance of the WisdomTree International Energy Sector Index through June 17, 2011 and the WisdomTree Global Natural Resources Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

WisdomTree Trust Prospectus	79

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

80	WisdomTree Trust Prospectus

WisdomTree Global ex-U.S. Utilities Fund

Investment Objective

The WisdomTree Global ex-U.S. Utilities Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is comprised of utilities companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Utilities” sector. Companies are selected from within the WisdomTree Global ex-U.S. Dividend Index. Requirements for eligibility within the WisdomTree Global ex-U.S. Dividend Index include: (i) incorporation within Europe, Japan, Australia, Brazil, Canada, Chile, China, Hong Kong, India, Indonesia, Israel, Malaysia, Mexico, New Zealand, Philippines, Singapore, South Africa, Taiwan or Thailand; (ii) payment of at least $5 million in cash dividends paid on common shares in the annual cycle prior to the annual Index rebalance; (iii) market capitalization of at least $100 million as of the Index rebalance; (iv) average daily trading volume of at least $100,000 for three months preceding the Index rebalance; (v) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; and (vi) trading of at least 250,000 shares for each of the six months preceding the Index rebalance. Companies within the WisdomTree Global ex-U.S. Dividend Index are ranked by market capitalization as of the annual Index rebalance. The 100 largest Utilities are included

WisdomTree Trust Prospectus	81

within the Index. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. The maximum weight of any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, country weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in the utilities sector. A sector is comprised of multiple industries. For example, the utilities sector is comprised of companies in, among others, the electric utilities, water utilities and gas utilities industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign

82	WisdomTree Trust Prospectus

currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

■

Utilities Investing. The Fund invests primarily in the utilities sector of the market and, as such, is particularly sensitive to risks to the utilities sector. These risks include, but are not limited to, changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

WisdomTree Trust Prospectus	83

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Utilities Sector Fund, and tracked the performance of the WisdomTree International Utilities Sector Index.

The Fund’s year-to-date total return as of June 30, 2013 was (2.93)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.23%	2Q/2009
Lowest Return	(21.69)%	1Q/2009

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Global ex-U.S. Utilities Fund*	1 Year	5 Years	Since Inception (10/13/2006)
Return Before Taxes Based on NAV	5.92%	(8.03)%	(1.13)%
Return After Taxes on Distributions	4.40%	(9.55)%	(2.50)%
Return After Taxes on Distributions and Sale of Fund Shares	3.80%	(7.45)%	(1.72)%
S&P Developed ex-U.S. BMI Utilities Sector Index** (Reflects no deduction for fees, expenses or taxes)	5.52%	n/a	(7.74)%
WisdomTree International Utilities Sector/Global ex-U.S. Utilities Spliced Index*** (Reflects no deduction for fees, expenses or taxes)	6.10%	(8.25)%	(1.01)%
*	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index.
**	The inception date of the S&P Developed ex-U.S. BMI Sector Index is April 1, 2008. Accordingly, “Since Inception” data for this index is as of April 1, 2008 rather than the inception date of the Fund.
***	Reflects performance of the WisdomTree International Utilities Sector Index through June 17, 2011 and the WisdomTree Global ex-U.S. Utilities Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

84	WisdomTree Trust Prospectus

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	85

WisdomTree Global ex-U.S. Real Estate Fund

Investment Objective

The WisdomTree Global ex-U.S. Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is comprised of companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Real Estate” sector. Companies are selected from the WisdomTree Global ex-U.S. Dividend Index. Requirements for eligibility within the WisdomTree Global ex-U.S. Dividend Index include: (i) incorporation within Europe, Japan, Australia, Brazil, Canada, Chile, China, Hong Kong, India, Indonesia, Israel, Malaysia, Mexico, New Zealand, Philippines, Singapore, South Africa, Taiwan or Thailand; (ii) payment of at least $5 million in cash dividends paid on common shares in the annual cycle prior to the annual Index rebalance; (iii) market capitalization of at least $100 million as of the Index rebalance; (iv) average daily trading volume of at least $100,000 for three months preceding the Index rebalance; (v) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; and (vi) trading of at least 250,000 shares for each of the six months preceding the Index rebalance. Constituents will be among the following types of companies: real estate operating

86	WisdomTree Trust Prospectus

companies, real estate developing companies, or diversified REITs. The Index also includes companies that may be classified as Passive Foreign Investment Companies. Market capitalization must be greater than $1 billion. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. The maximum weight of any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, country weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define real estate companies. Real estate companies include, among others, companies involved in diversified real estate activities, real estate development companies, real estate operating companies, retail REITs, diversified REITs, office REITs, and industrial REITs.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund invests primarily in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in Hong Kong and Australia.

WisdomTree Trust Prospectus	87

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Real Estate Investing. The Fund invests primarily in the real estate sector, including investments in real estate investment trusts (“REITs”). REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

88	WisdomTree Trust Prospectus

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Real Estate Fund, and tracked the performance of the WisdomTree International Real Estate Index.

The Fund’s year-to-date total return as of June 30, 2013 was (4.70)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	36.89%	2Q/2009
Lowest Return	(27.99)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Global ex-U.S. Real Estate Fund*	1 Year	5 Years	Since Inception (6/5/2007)
Return Before Taxes Based on NAV	36.53%	(2.58)%	(2.85)%
Return After Taxes on Distributions	33.01%	(4.97)%	(5.23)%
Return After Taxes on Distributions and Sale of Fund Shares	23.65%	(3.65)%	(3.83)%
Dow Jones Global ex-U.S. Select Real Estate Securities Index (Reflects no deduction for fees, expenses or taxes)	37.73%	(0.52)%	(3.58)%
WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index** (Reflects no deduction for fees, expenses or taxes)	36.95%	(2.55)%	(2.72)%
*	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.
**	Reflects performance of the WisdomTree International Real Estate Index through June 17, 2011 and the WisdomTree Global ex-U.S. Real Estate Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

WisdomTree Trust Prospectus	89

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

90	WisdomTree Trust Prospectus

WisdomTree China Dividend ex-Financials Fund

Investment Objective

The WisdomTree China Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China Dividend ex-Financials Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.63%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period September 19, 2012 (commencement of investment operations) to March 28, 2013, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is comprised of dividend paying common stocks outside of the financial sector. The Index consists of the ten largest stocks in each sector of the Chinese economy, other than the financial sector, that meet the Index criteria. Companies are eligible to be included in the Index if they have at least $1 billion in float-adjusted market capitalization, are domiciled in China and are listed on the Hong Kong Stock Exchange. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors. Shares held by control groups, public companies and government agencies are excluded. Companies in the Index must have a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends and meet specified liquidity and other criteria are more heavily weighted. At the time of the Index’s annual rebalance, the maximum weight of any security in the Index is capped at 10% and the maximum weight of any one sector in the Index is capped at 25%. In response to market conditions, security and sector weights may fluctuate above the specified cap between annual Index rebalance dates. In the event that a company has a calculated volume factor

WisdomTree Trust Prospectus	91

that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund currently invests a relatively large percentage of its assets in investments denominated in Hong Kong dollars, or in securities that provide exposure to such currency, currency exchange rates or interest rates denominated in such currency. Changes in currency exchange rates and the relative value of the Hong Kong dollar will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund currently invests a relatively large percentage of its assets in securities and instruments that are traded in developing or emerging markets or that provide exposure to such securities or markets. These investments can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

■

Energy Investing. The Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

92	WisdomTree Trust Prospectus

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration in China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

The Fund commenced operations on September 19, 2012, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Old Mutual Global Index Trackers (Proprietary) Limited serves as sub-adviser to the Fund.

WisdomTree Trust Prospectus	93

Portfolio Managers

Kingsley Williams, Chief Investment Officer, has been a portfolio manager of the Fund since its inception.

Anver Dollie, Deputy Chief Investment Officer, has been a portfolio manager of the Fund since its inception.

Nonhlanhla Dube has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NASDAQ, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

94	WisdomTree Trust Prospectus

WisdomTree Emerging Markets Dividend Growth Fund

Investment Objective

The WisdomTree Emerging Markets Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.63%
*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$64	$202

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that consists of emerging market dividend-paying common stocks with growth characteristics. The starting universe screening requirements include: (i) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (ii) market capitalization of at least $200 million as of the Index rebalance; (iii) average daily trading volume of at least $200,000 for each of the six months preceding the Index rebalance; (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; (v) incorporation within one of 17 emerging market nations (Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey); and (vi) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. From this starting universe, the Index is comprised of the top 50% of companies with the best combined rank of certain growth and quality factors: specifically long-term earnings growth expectations, return on equity, and return on assets. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. At the time of the Index’s annual rebalance, the maximum weight of any security in the Index is capped at 5% and the maximum weight of

WisdomTree Trust Prospectus	95

any one sector or country in the Index is capped at 20%. In response to market conditions, security, sector and country weights may fluctuate above the specified cap between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus, titled “Additional Risk Information About the Fund.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Consumer Staples Investing. The Fund may invest in companies in the consumer staples sector. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund invests primarily in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

96	WisdomTree Trust Prospectus

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunications Investing. The Fund may invest in companies in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Fund Performance

The Fund commenced operations on August 1, 2013, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Head of Equity Portfolio Management, has been a portfolio manager of the Fund since its inception in July 2013.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception in July 2013.

Richard A. Brown, CFA, a Director, Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception in July 2013.

WisdomTree Trust Prospectus	97

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NASDAQ, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

98	WisdomTree Trust Prospectus

WisdomTree Emerging Markets Equity Income Fund

Investment Objective

The WisdomTree Emerging Markets Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.63%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of the highest dividend yielding common stocks selected from the WisdomTree Emerging Markets Dividend Index. As of the annual Index rebalance, companies within the WisdomTree Emerging Markets Dividend Index are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion within the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual Index rebalance but remains ranked in the top 35% by dividend yield, the company will remain in the Index. Eligibility requirements for the WisdomTree Emerging Markets Dividend Index include: (i) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (ii) market capitalization of at least $200 million as of the Index rebalance; (iii) average daily trading volume of at least $200,000 for each of the six months preceding the Index rebalance; (iv) incorporation within one of 17 emerging market nations (Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey); (v) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; and (vi) trading of at

WisdomTree Trust Prospectus	99

least 250,000 shares per month for each of the six months preceding the Index rebalance. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. At the time of the Index’s annual rebalance, the maximum weight of any security in the Index is capped at 5%. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, security, sector and country weights may fluctuate above the specified cap between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Basic Materials Investing. The Fund may invest in companies in the basic materials sector. This sector includes, for example, metals and mining, chemicals and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund invests primarily in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such

100	WisdomTree Trust Prospectus

securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Energy Investing. The Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in China and Russia.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunications Investing. The Fund may invest in companies in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

WisdomTree Trust Prospectus	101

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was (10.85)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.76%	2Q/2009
Lowest Return	(21.24)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Emerging Markets Equity Income Fund	1 Year	5 Years	Since Inception (7/13/2007)
Return Before Taxes Based on NAV	14.03%	5.26%	6.02%
Return After Taxes on Distributions	12.63%	3.74%	4.56%
Return After Taxes on Distributions and Sale of Fund Shares	9.05%	3.53%	4.24%
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)	18.22%	(0.92)%	0.83%
WisdomTree Emerging Markets Equity Income Index (Reflects no deduction for fees, expenses or taxes)	15.76%	6.26%	7.04%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

102	WisdomTree Trust Prospectus

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus	103

WisdomTree Emerging Markets SmallCap Dividend Fund

Investment Objective

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.63%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of primarily small cap common stocks selected from the WisdomTree Emerging Markets Dividend Index. Companies included in the Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual Index rebalance. If a company currently in the Index is no longer ranked in the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index at the time of the annual Index rebalance but remains ranked within the bottom 13% of total market capitalization of the WisdomTree Emerging Markets Dividend Index, the company will remain in the Index. As of June 30, 2013, the Index had a market capitalization range from $171 million to $2.8 billion. Eligibility requirements for the WisdomTree Emerging Markets Dividend Index include: (i) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (ii) market capitalization of at least $200 million as of the Index rebalance; (iii) average daily trading volume of at least $200,000 for each of the six months preceding the Index rebalance; (iv) incorporation within one of 17 emerging market nations (Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey); (v) a

104	WisdomTree Trust Prospectus

calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; and (vi) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund invests primarily in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree Trust Prospectus	105

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in Taiwan.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

106	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was (3.39)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	34.32%	2Q/2009
Lowest Return	(22.02)%	3Q/2011

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Emerging Markets SmallCap Dividend Fund	1 Year	5 Years	Since Inception (10/30/2007)
Return Before Taxes Based on NAV	22.29%	4.27%	2.49%
Return After Taxes on Distributions	20.92%	2.95%	1.23%
Return After Taxes on Distributions and Sale of Fund Shares	14.41%	2.79%	1.31%
MSCI Emerging Markets Small Cap Index (Reflects no deduction for fees, expenses or taxes)	22.22%	0.21%	(1.23)%
WisdomTree Emerging Markets SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	23.98%	5.43%	3.67%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

WisdomTree Trust Prospectus	107

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

108	WisdomTree Trust Prospectus

WisdomTree Middle East Dividend Fund

Investment Objective

The WisdomTree Middle East Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.88%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses*	0.88%
*	Expense information in the table has been restated to reflect current fees. On June 29, 2012, shareholders of the Fund approved a new Management Fee of 0.88%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of companies in the Middle East region that pay regular cash dividends on shares of common stock. Eligible companies are ranked by market capitalization and the 100 largest companies by market capitalization are selected for inclusion. Eligibility requirements include: (i) incorporation within Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar, or the United Arab Emirates; (ii) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (iii) market capitalization of at least $200 million as of the Index rebalance; (iv) average daily volume of at least $200,000 for each of the six months prior to the Index rebalance; and (v) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay more total dollar amount of dividends are more heavily weighted. If, at the time of the annual Index rebalance, any country has a weight of over 33% of the Index, the weight of such country shall be reduced to 25% at the annual Index rebalance. In response to market conditions, country weights may fluctuate above 33% between annual Index rebalance dates.

WisdomTree Trust Prospectus	109

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund may invest a relatively large percentage of its assets in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

110	WisdomTree Trust Prospectus

■

Investment in the Middle East Region. The Fund invests primarily in the securities of companies in Middle Eastern countries. Certain Middle Eastern markets are only in the earliest stages of development and may be considered “frontier markets.” Financial markets in the Middle East generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. There is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Certain economies in the Middle East depend to a significant degree upon exports of primary commodities such as oil. A sustained decrease in commodity prices could have a significant negative impact on all aspects of the economy in the region. Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund’s portfolio. Further, substantial limitations may exist in certain Middle Eastern countries with respect to the Fund’s ability to protect its legal interests and ability to repatriate its investment, investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Procedures concerning transaction settlement and dividend collection may be less reliable than in developed markets and larger emerging markets. Countries in the Middle East have been, and may continue to be, impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries. The Fund currently invests a significant portion of its assets in the securities of companies in the United Arab Emirates, Kuwait and Qatar.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunications Investing. The Fund may invest in companies in the telecommunications industry. The telecommunications industry in the Middle East can be significantly affected by, among other things, commodity prices, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

WisdomTree Trust Prospectus	111

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was 18.82%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.30%	2Q/2009
Lowest Return	(11.85)%	1Q/2009

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree Middle East Dividend Fund	1 Year	Since Inception (7/16/2008)
Return Before Taxes Based on NAV	6.07%	(7.05)%
Return After Taxes on Distributions	4.39%	(8.31)%
Return After Taxes on Distributions and Sale of Fund Shares	3.88%	(6.58)%
MSCI Arabian Markets ex-Saudi Arabia Index (Reflects no deduction for fees, expenses or taxes)	7.43%	(11.45)%
WisdomTree Middle East Dividend Index (Reflects no deduction for fees, expenses or taxes)	5.20%	(5.54)%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since July 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since July 2008.

112	WisdomTree Trust Prospectus

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since July 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units solely in exchange for an amount of cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

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WisdomTree India Earnings Fund

Investment Objective

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.83%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses*	0.83%
*	Expense information in the table has been restated to reflect current fees. On August 8, 2012, shareholders of the Fund approved a new Management Fee of 0.83%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the annual Index rebalance. Eligibility requirements include: (i) incorporation within India; (ii) listing on a major Indian stock exchange; (iii) earnings of at least $5 million during the fiscal year prior to the Index rebalance; (iv) market capitalization of at least $200 million as of the Index rebalance; (v) trading of at least 250,000 shares per month for each of the six months prior to the Index rebalance; (vi) average daily trading volume of at least $200,000 for each of the six months preceding the Index rebalance; (vii) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; and (viii) price to earnings ratio of at least 2 as of the Index rebalance.

The initial weight of a component in the Index at the annual rebalance is based on reported net income in the most recent fiscal year prior to the annual Index rebalance. The reported net income number is then multiplied by a second factor

114	WisdomTree Trust Prospectus

developed by Standard & Poor’s called the “Investability Weighting Factor” (“IWF”). The IWF is used to scale the earnings generated by each company by restrictions on shares available to be purchased. The product of the reported net income and IWF is known at the “Earnings Factor.” Companies are weighted by the proportion of each individual earnings factor relative to the sum of all earnings factors within the WisdomTree India Earnings Index. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in India rupees or in securities that provide exposure to Indian rupees. Changes in currency exchange rates and the relative value of the Indian rupee will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Emerging Markets Risk. The Fund invests primarily in companies organized in an emerging market nation. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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Energy Investing. The Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration in India. Because the Fund invests primarily in the securities of companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy.

Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track its Index. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

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Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

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Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

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Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2013 was (13.78)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	57.62%	2Q/2009
Lowest Return	(20.38)%	3Q/2011

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2012

WisdomTree India Earnings Fund	1 Year	Since Inception (2/22/2008)
Return Before Taxes Based on NAV	23.81%	(4.64)%
Return After Taxes on Distributions	23.42%	(4.87)%
Return After Taxes on Distributions and Sale of Fund Shares	15.46%	(4.02)%
MSCI India Index (Reflects no deduction for fees, expenses or taxes)	25.97%	(3.62)%
WisdomTree India Earnings Index (Reflects no deduction for fees, expenses or taxes)	25.56%	(3.20)%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

WisdomTree Trust Prospectus	117

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 200,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units solely in exchange for an amount of cash.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

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Additional Information About the Funds

More Information About Benchmarks

Following is a description of each broad-based securities market index included in the table showing average annual total returns in the Summary section for each Fund, except the China Dividend ex-Financials Fund, Emerging Markets Dividend Growth Fund, United Kingdom Hedged Equity Fund, and Japan Hedged SmallCap Equity Fund, each of which does not have performance information for a full calendar year.

■	The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of developed countries in Europe, Australasia and Japan.

■	The MSCI EAFE Value Index is comprised of value stocks in the MSCI EAFE Index.

■

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the US and Canada. The index is calculated using the same methodology as its corresponding MSCI EAFE Index in U.S. dollars, with the key difference being the currency in which the securities are quoted. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

■

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the US & Canada.

■	The MSCI EAFE Small Cap Index is comprised of small cap stocks in the MSCI EAFE Index.

■	The MSCI Europe Small Cap Index is comprised of small cap stocks in the MSCI Europe Index.

■	The MSCI Europe Value Index is comprised of value stocks in the MSCI Europe Index.

■

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the 11 countries within EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

■	The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

■	The MSCI ACWI ex-U.S.A Index is comprised of large- and mid-capitalization segments of the developed and emerging markets covered by MSCI excluding the U.S.

■	The MSCI AC World ex USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI excluding the U.S.

■	The MSCI Japan Index is a subset of the MSCI EAFE Index and is comprised of the Japanese equity market.

■

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and uses the same methodology as its corresponding MSCI Japan Index. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

■	The MSCI Japan Small Cap Index is comprised of small cap stocks in the MSCI Japan Index.

■	The MSCI Japan Value Index is comprised of Value stocks in the MSCI Japan Index.

■	The MSCI AC Asia Pacific ex-Japan Index is comprised of large- and mid-capitalization segments of emerging market and developed market countries in the Asia Pacific region, excluding Japan.

■	The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index and is comprised of stocks in Australia, Hong Kong, Singapore, and New Zealand.

■	The MSCI Pacific ex-Japan Value Index is comprised of Value stocks in the MSCI Pacific ex-Japan Index.

■	The MSCI Australia Index is comprised of large- and mid-capitalization segments of the Australia market.

■	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets’ equity performance.

■	The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

■

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in the Gulf Cooperation Council (GCC) countries and the neighboring region.

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■	The MSCI India Index is a market cap-weighted index that is designed to measure the performance of the Indian equity market.

■	S&P Developed ex-U.S. BMI Materials Sector Index represents the non-U.S. materials sub-industry of developed countries included in the BMI Global Index.

■	S&P Developed ex-U.S. BMI Energy Sector Index represents the non-U.S. energy sub-industry of developed countries included in the BMI Global Index.

■	S&P Developed ex-U.S. BMI Utilities Sector Index represents the non-U.S. utilities sub-industry of developed countries included in the BMI Global Index.

■	The S&P Global Natural Resources Index is comprised of the largest publicly traded companies in natural resources and commodities businesses that meet specific investability requirements.

■

Dow Jones Global ex-U.S. Select Real Estate Securities IndexSM is designed to provide measures of real estate securities that serve as proxies for direct real estate investing in the international markets and is weighted by float-adjusted market capitalization.

Additional Investment Objective, Strategy and Risk Information

Investment Objective. Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments. Each Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. Since each Fund’s investment objective has been adopted as a non-fundamental investment policy, each Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Principal Investment Strategies.

All Funds. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e., investments connoted by its Index). The Fund anticipates meeting this policy because, under normal circumstances, at least 95% (80% for the Emerging Markets Dividend Growth Fund, United Kingdom Hedged Equity Fund and Japan Hedged SmallCap Equity Fund) of each Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of its underlying Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. Funds designated as “International” generally invest in developed markets outside the United States. Funds designated as “Global” generally invest in developed and emerging markets throughout the world, including the United States and other regions. WisdomTree Asset Management, Inc. expects that, over time, the correlation between each Fund’s performance and that of its Index, before fees and expenses, will be 95% or better. A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that a Fund will achieve a high degree of correlation.

The quantity of holdings in a Fund using a representative sampling strategy will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from an Index and consequently the attributes of an Index, such as sectors, industries or countries represented in an Index and weightings, may change. The Fund may sell securities that are represented in an Index, or purchase securities that are not yet represented in an Index, in anticipation of their removal from or addition to an Index or to reflect various corporate actions or other changes to an Index. Further, the Fund may overweight or underweight securities in an Index, purchase or sell securities not in the Index, or utilize various combinations of other available techniques, in seeking to track an Index.

Hedged Equity Funds. Each Hedged Equity Fund employs strategies to “hedge” against fluctuations in the relative value of non-U.S. currencies included in its underlying Index against the U.S. dollar. The Europe Hedged Equity Index and United Kingdom Hedged Equity Index are designed to provide exposure to equity securities in Europe and the United Kingdom, respectively, while at the same time hedging exposure to fluctuations between the value of the U.S. dollar and the euro and British pound, respectively. The Japan Hedged Equity Index and Japan Hedged SmallCap Equity Index are designed to provide exposure to Japanese equity markets while at the same time hedging exposure to fluctuations of the Japanese yen relative to the U.S. dollar. For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. Each of these WisdomTree Hedged Equity Indices seeks to track the performance of equity securities in a developed market that is attributable solely to stock prices.

Global Equity Income Fund. The Fund’s Index contains business development companies, which for certain regulatory purposes are treated as investment companies. As a result, the internal fees of business development companies are required to be

120	WisdomTree Trust Prospectus

disclosed in the Fund’s fee table, even though they are not an operating expense of the Fund and are not reflected in the Fund’s financial statements. As of March 22, 2013, the Fund, in seeking to replicate the performance of its Index, screens out and does not hold shares of business development companies. Consequently, the Fund’s fee table reflects current fees and expenses, which do not include the internal fees of business development companies.

Indices. Each Index is “fundamentally weighted” and differs from most traditional indexes in that the proportion, or “weighting,” of the securities in each Index is based on a measure of fundamental value, such as dividends or earnings. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities.

Each “Dividend Index” is weighted based on either the annual cash dividends paid by companies in the Index or the dividend yield of companies in the Index. This means that securities of companies that pay higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Index and Fund. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yield.

The India Earnings Index weights companies based on earning in their fiscal year prior to the annual Index measurement date adjusted for a factor that takes into account shares available to foreign investors. “Earnings” for this Index are determined using a company’s reported net income.

Other Investment Information

Each Fund may invest in other investments that the Fund believes will help it track its Index, including cash and cash equivalents, as well as in shares of other investment companies (including affiliated investment companies), forward contracts, futures contracts, options on futures contracts, options and swaps.

Each Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through its securities lending agent, The Bank of New York Mellon Corporation, to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities, however a Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by a Fund.

Additional Principal Risk Information About the Funds. This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult the Fund Summaries sections to determine which risks are applicable to a particular Fund. Each of the factors below could have a negative impact on Fund performance and trading prices.

Capital Controls Risk

Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions, may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Funds). Capital controls may impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of a Fund, and may cause a Fund to decline in value.

Cash Redemption Risk

When a Fund’s investment strategy requires it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Currency Exchange Rate Risk

Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investments and the value of your Fund shares. Because each Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

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The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

Hedged Equity Funds Only: Each of the Hedged Equity Funds employs various strategies to minimize the impact of changes in the value of the euro, the British pound, and the Japanese yen, respectively, against the U.S. dollar. However, these strategies may not be successful. In addition, a Fund may not be fully hedged at all times in order to minimize transaction costs or for other reasons.

Derivatives Risk

Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or currency exchange rate. Derivatives include forward currency contracts, futures contracts, currency swaps, interest rate swaps, total return swaps and credit linked notes. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A non-deliverable forward currency contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. The risks of forward currency contracts include but are not limited to the risk that the counterparty will default on its obligations. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. The risks of futures contracts include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. An interest rate swap typically involves the exchange of a floating interest rate payment for a fixed interest payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. The risks of swaps include but are not limited to the potential to increase or decrease the overall volatility of the Fund’s investments and its share price. A credit linked note is a type of structured note whose value is linked to an underlying reference asset or entity. Credit linked notes typically provide periodic payments of interest as well as payment of principal upon maturity. The risks of credit linked notes include but are not limited to default by the issuer and the underlying reference asset or entity. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as market risk and issuer-specific risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

Foreign Securities Risk

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are close. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk

To the extent that a Fund’s Index invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in

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that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Commodity Country Risk

As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and supports the value of such equity securities. Conversely, declines in the demand for, or price of, such commodities historically have contributed to declines in the economies of such countries and the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Emerging Markets Risk

Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency or payment of dividends and (viii) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the ability of a Fund that invests in emerging market securities to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause a Fund to decline in value.

Investments in Asia and the Pacific Region

While certain economies in this region are exemplars of growth and development, others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports, and economic recessions. Each of these factors may impact the ability of a Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause Fund shares to decline in value.

Investments in Australia

The economy of Australia is heavily dependent on the economies of Asian countries and the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole.

Investments in China

The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government places strict regulation on the yuan and Hong Kong dollar and manages the yuan and Hong Kong dollar so that they have historically traded in a tight range relative to the U.S. dollar. The Chinese government has been under pressure to manage the currency in a less restrictive fashion so that it is less correlated to the U.S. dollar. It is expected that such action would increase the value of the yuan and the Hong Kong dollar relative to the U.S. dollar. Of course, there can be no guarantee that this will occur, or that the yuan or the Hong Kong dollar will move in relation to the U.S. dollar as expected. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. Adding to this risk, China’s authoritarian government has used force in the past to suppress civil dissent, and China’s foreign and domestic policies remain in conflict with those of Hong Kong as well as nationalist and religious groups in Xinjiang and Tibet. These and other factors could have a negative impact on the Chinese economy as a whole.

Investments in Europe

Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the European Union (EU). Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely

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affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.

Investments in Hong Kong

Investing in companies organized or traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy. Other risks associated with investing in Hong Kong may include, but are not limited to: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy and other political risks. Additionally, any fluctuation or shortage in the commodity markets could have a negative impact on the Hong Kong economy, which has few natural resources.

Investments in India

Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on Funds that invest in India. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy.

Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions and tax laws in India may impact the ability of a Fund to track its index.

Investments in Japan

Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. The Japanese economy has in the past been negatively affected by, among other factors, government intervention and protectionism and an unstable financial services sector. While the Japanese economy has recently emerged from a prolonged economic downturn, some of these factors, as well as other adverse political developments, increases in government debt, changes to fiscal, monetary or trade policies or other events, such as natural disasters, could have a negative impact on Japanese securities.

Investments in the Middle East

Certain Middle Eastern markets are only in the earliest stages of development and may be considered “frontier markets.” Financial markets in the Middle East generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. There is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Certain economies in the Middle East depend to a significant degree upon exports of primary commodities such as oil. A sustained decrease in commodity prices could have a significant negative impact on all aspects of the economy in the region. Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries.

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Investments in Taiwan

The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

Investments in the United Kingdom

The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries.

Investment Risk

As with all investments, an investment in a Fund is subject to investment risk. Investors in a Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Style Risk

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Market Risk

The trading prices of equity securities, fixed income securities, currencies, commodities, and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. A Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Market Capitalization Risk

Small-Capitalization Investing

The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Mid-Capitalization Investing

The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

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Large-Capitalization Investing

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Non-Correlation Risk

As with all index funds, the performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index. A Fund may be subject to foreign ownership limitations and, as a result, may not be able to invest in certain securities to the same extent as its underlying Index. The use of sampling techniques may affect a Fund’s ability to achieve close correlation with its Index. A Fund using a representative sampling strategy generally can be expected to have a greater non-correlation risk.

Non-Diversification Risk

Although each Fund intends to invest in a variety of securities and instruments, each Fund will be considered to be non-diversified. This means that each Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund’s performance.

Sector Risk

Basic Materials Investing

The basic materials sector includes, for example, metals and mining, chemicals and forest product companies. This sector can be significantly affected by, among other things, swift fluctuations in supply and demand for basic materials, commodity price volatility, world economic growth, depletion of natural resources and energy conservation, technological progress, and government regulations, including international political and economic developments, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. As the demand for, or prices of, basic materials increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, basic materials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Consumer Discretionary Investing

The consumer discretionary sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, worldwide demand, competition, consumers’ disposable income levels, propensity to spend and consumer preferences, social trends and marketing campaigns. Companies in the consumer discretionary sector have historically been characterized as relatively cyclical and therefore more volatile in times of change.

Consumer Staples Investing

The consumer staples sector consists of, for example, companies whose primary lines of business are food, beverage and other household items. This sector can be affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global economic conditions. Unlike the consumer discretionary sector, companies in the consumer staples sector have historically been characterized as non-cyclical in nature and therefore less volatile in times of change.

Energy Investing

The energy sector can be significantly affected by, among other things: worldwide economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices. As the demand for, or prices of, energy increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, energy generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Financial Sector Risk

The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. These factors and events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

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Industrial Investing

The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Natural Resources Investing

The natural resources sector can be significantly affected by risks including, but not limited to, commodity price volatility, worldwide economic growth, depletion of natural resources, energy conservation, technological progress, international political and economic developments, environmental issues, and tax and other governmental regulatory policies. As the demand for, or prices of, natural resources increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Real Estate Investing

REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject a Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITs, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. As the demand for, or prices of, real estate increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, real estate generally would be expected to contribute to declines in the value of the real estate market and REITs. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Telecommunications Investing

The telecommunications industry is characterized by increasing competition and regulation by various regulatory authorities. Challenges facing companies in the telecommunications sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, technological innovations that make existing products and services obsolete, and satisfying consumer demand.

Utilities Investing

The utilities sector is subject to a number of risks, including decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs. The utilities sector also is typically sensitive to changes in interest rates. Any of these events could cause the utilities sector to underperform other sectors or the market as a whole and, thus, adversely affect a Fund’s investment performance.

Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of the Fund’s shares and/or during periods of market volatility. Thus, you may pay more (or less) than NAV intra-day when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Additional Non-Principal Risk Information

Trading. Although each Fund’s shares are listed for trading on NYSE Arca, Inc. or NASDAQ ( each a “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange.

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Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Securities Lending. Although the Funds are indemnified by the Funds’ lending agent for losses incurred in connection with a borrower’s default with respect to a loan, the Funds bear the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, a Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned. These events could also trigger negative tax consequences for a Fund.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Trust’s Statement of Additional Information (“SAI”).

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Management

Investment Adviser

As investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) has overall responsibility for the general management and administration of the Trust and each of the Funds. The Adviser is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017, and is a leader in ETF management. As of June 30, 2013, WisdomTree Asset Management had assets under management totaling approximately $29.2 billion. WisdomTree Investments* is the parent company of the Adviser. The Adviser provides an investment program for each Fund. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate.

For the fiscal period ended March 28, 2013, the Funds, other than the Emerging Markets Dividend Growth Fund, United Kingdom Hedged Equity Fund and Japan Hedged SmallCap Equity Fund, paid advisory fees to the Adviser, as a percentage of average daily net assets, in the amounts listed below. With respect to the Emerging Markets Dividend Growth Fund, United Kingdom Hedged Equity Fund and Japan Hedged SmallCap Equity Fund, the Adviser expects to receive fees from the Fund, as a percentage of average daily net assets, in the amount listed below.

Name of Fund	Management Fee
DEFA Fund	0.48%
DEFA Equity Income Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
International Dividend ex-Financials Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Australia Dividend Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%
Europe Hedged Equity Fund	0.58%[1]
United Kingdom Hedged Equity Fund	0.48%
Global Equity Income Fund	0.58%
Global ex-U.S. Growth Fund	0.58%
Asia Pacific ex-Japan Fund	0.48%
Commodity Country Equity Fund	0.58%
Global Natural Resources Fund	0.58%
Global ex-U.S. Utilities Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%
China Dividend ex-Financials Fund	0.63%[2]
Emerging Markets Dividend Growth Fund	0.63%
Emerging Markets Equity Income Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Middle East Dividend Fund	0.88%[1]
India Earnings Fund	0.83%[1,3]
[1]

On June 29, 2012, shareholders of the Europe Hedged Equity Fund (formerly, International Hedged Equity Fund) and Middle East Dividend Fund approved new advisory fees of 0.58% and 0.88%, respectively. On August 8, 2012, shareholders of the India Earnings Fund approved a new advisory fee of 0.83%. Like the other WisdomTree Funds, under the new fee arrangement, the Adviser is responsible for paying all Fund expenses except for certain expenses, such as distribution fees and extraordinary expenses. Prior to the respective shareholder approval date, the advisory fee was 0.48% for the Europe Hedged Equity Fund and 0.68% for the Middle East Dividend Fund and the India Earnings Fund, but the advisory fee did not cover other Fund expenses, and total operating expenses were capped at 0.58%, 0.88% and 0.88%, respectively.

[2]	For the period September 19, 2012 to March 28, 2013.
[3]	For the fiscal year ended March 31, 2013.

*	“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

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Under the Investment Advisory Agreement for each Fund, WisdomTree Asset Management has agreed to pay generally all expenses of each Fund. For a detailed description of the Investment Advisory Agreement for each Fund, please see the “Management of the Trust” section of the SAI. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The basis for the Board of Trustees’ approval of the Investment Advisory Agreements is available in the Trust’s Annual Report to Shareholders dated March 28, 2013, which covers the period from April 1, 2012 to March 28, 2013. The basis for the Board of Trustees’ approval of the Investment Advisory Agreements, with respect to the Emerging Markets Dividend Growth Fund, United Kingdom Hedged Equity Fund and Japan Hedged SmallCap Equity Fund, will be available in the Trust’s Semi-Annual Report to Shareholders for the period ended September 30, 2013.

Sub-Advisers

Mellon Capital Management Corporation (“Mellon Capital”) is responsible for the day-to-day management of each Fund, except the China Dividend ex-Financials Fund. Mellon Capital, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 50 Fremont Street, San Francisco, California 94105. As of June 30, 2013, Mellon Capital had assets under management totaling approximately $313 billion (including $6,375 million in overlay). Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. Mellon Capital chooses the portfolio investments of each Fund, except the China Dividend ex-Financials Fund, and places orders to buy and sell the portfolio investments. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to each of the Funds, except China Dividend ex-Financials Fund.

Old Mutual Global Index Trackers (Proprietary) Limited (“Old Mutual”) is responsible for the day-to-day management of the China Dividend ex-Financials Fund. Old Mutual, a member of the Old Mutual Group, is an emerging market based registered investment adviser that manages passive global strategies for clients in the United States, Europe and Africa. Its principal office is located at 3rd Floor, Umnotho Building, Mutual Square, 93 Grayston Drive, Sandton, Johannesburg, South Africa 2196. As of June 30, 2013, Old Mutual had assets under management totaling approximately $5.4 billion. Old Mutual chooses the China Dividend ex-Financials Fund’s portfolio investments and places orders to buy and sell the portfolio investments.

The basis for the Board of Trustees’ approval of the Sub-Advisory Agreements between the Adviser and Mellon Capital is available in the Trust’s Annual Report to Shareholders dated March 28, 2013. The basis for the Board of Trustees’ approval of the Sub-Advisory Agreement between the Adviser and Old Mutual, with the respect to the China Dividend ex-Financials Fund, is available in the Trust’s Semi-Annual Report to Shareholders for the period ended September 30, 2012.

WisdomTree Asset Management, as the investment adviser for the Funds, may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The sub-advisers are subject to oversight by WisdomTree Asset Management. WisdomTree Asset Management and the Trust have received an exemptive order from the SEC that permits WisdomTree Asset Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for each of the Funds without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Asset Management has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Asset Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

Portfolio Managers

Each Fund, except for the China Dividend ex-Financials Fund, is managed by Mellon Capital’s Equity Index Strategies Portfolio management team. The individual members of the team responsible for the day-to-day management of these Funds’ portfolios are described below.

Ms. Karen Q. Wong, CFA, a Managing Director and Head of Equity Portfolio Management, has been with Mellon Capital since June 2000. Ms. Wong heads a team of portfolio managers responsible for overseeing all passive equity funds, including ETFs. She is responsible for refinement and implementation of the equity portfolio management process. She is a member of the Senior Management Committee, Investment Management Committee, Risk Management Committee, Fiduciary Committee, and Trade Management Oversight Committee. Prior to joining Mellon Capital, Ms. Wong worked as a security analyst at Redwood Securities. Ms. Wong attained the Chartered Financial Analyst designation. She graduated with a B.A. from San Francisco State University, and

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obtained an M.B.A. in Finance from San Francisco State University. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco. She is also a member of the S&P Index Advisory Panel and Russell Index Advisory Board.

Mr. Richard A. Brown, CFA, a Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since August 1995. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is responsible for refinement and implementation of the equity portfolio management process. Mr. Brown attained the Chartered Financial Analyst designation. Mr. Brown graduated with an M.B.A. from California State University at Hayward and is a member of the CFA Institute and the CFA Society of San Francisco. He has over 17 years of investment experience.

Mr. Thomas J. Durante, CFA, a Director and Senior Portfolio Manager, Equity Portfolio Management, has been with Mellon Capital since January 2000. Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios. He is responsible for refinement and implementation of the equity portfolio management process. Prior to joining Mellon Capital, Mr. Durante worked in the fund accounting department for The Dreyfus Corporation. Mr. Durante attained the Chartered Financial Analyst designation. Mr. Durante graduated with a B.A. in Accounting from Fairfield University and is a member of the CFA Institute and the CFA Society of Pittsburgh. He has over 30 years of investment experience.

Old Mutual utilizes a team of investment professionals acting together to manage the assets of the China Dividend ex-Financials Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the China Dividend ex-Financials Fund’s portfolio as it deems appropriate in the pursuit of the China Dividend ex-Financials Fund’s investment objective. The individual members of the team who are primarily responsible for the day-to-day management of the China Dividend ex-Financials Fund’s portfolio are listed below.

Mr. Kingsley Williams is a Chief Investment Officer and is responsible for the investment oversight of Old Mutual. Mr. Williams has been with Old Mutual for five years. He received his M.B.A. from Wits Business School, Johannesburg and has 13 years of investment experience.

Mr. Anver Dollie is a Deputy Chief Investment Officer and is responsible for portfolio implementation and operations of Old Mutual. Mr. Dollie has been with Old Mutual for eight years. He has 16 years of investment experience.

Ms. Nonhlanhla Dube is a portfolio manager for Old Mutual. Ms. Dube has been with Old Mutual for seven years. She received her undergraduate degree from the University of Johannesburg. Ms. Dube has seven years of investment experience.

The Trust’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in the Funds for which they are portfolio managers.

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Additional Information on Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus.

Share Trading Prices

Transactions in Fund shares will be priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from the Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the Listing Exchange or by other information providers. This approximate value should not be viewed as a “real-time” update of the NAV because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations, price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments held by the Funds and/or amortized cost for securities with remaining maturities of 60 days or less. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

The Funds intend to pay out dividends on a quarterly basis. Nonetheless, a Fund may not make a dividend payment every quarter. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

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Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company. If it meets certain minimum distribution requirements, a regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions,

■	You sell shares, and

■	You purchase or redeem Creation Units (for institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For noncorporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will be taxable as ordinary income. Distributions of investment income reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

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Dividends and distributions from the Funds and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

Unlike many ETFs, the redemption of Creation Units of a Fund generally incorporates a payment of cash by the Fund in addition to, or in place of, the delivery of a basket of securities. To meet this requirement, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient than if the in-kind redemption process was used.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. However, for taxable years beginning before January 1, 2014, distributions reported by the Funds as either “interest-related dividends” or “short-term capital gain dividends” and paid to a foreign shareholder will be eligible for an exemption from this withholding tax.

The Funds (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes when Fund Shares are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent that Capital Gain Dividends were paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal tax purposes that exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities for Creation Units cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.

Foreign Investments by the Fund

Interest and other income received by the Funds with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the total assets of a Fund consist of stock or securities of foreign corporations, the Fund intends to elect to “pass through” to investors the amount of foreign income and

134	WisdomTree Trust Prospectus

similar taxes (including withholding taxes) paid by the Fund during that taxable year. If the Fund elects to “pass through” such foreign taxes, then investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax.

Taxes on the WisdomTree India Earnings Fund

The WisdomTree India Earnings Fund (the “Fund”) invests in the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly-owned subsidiary organized in the Republic of Mauritius, which invests in Indian securities. The Portfolio is also advised by WisdomTree Asset Management and sub-advised by Mellon Capital. Taxation of the income earned by the Portfolio shall be as per the provisions of the tax treaty (“Treaty”) between India and Mauritius, in conjunction with the Indian Income Tax Act, 1961. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the Treaty’s applicability to entities such as the Fund. No assurance can be given that the terms of the Treaty will not be subject to re-negotiation in the future or subject to a different interpretation. While Budget 2012 introduced certain anti-avoidance rules under Chapter X-A of the Indian Income Tax Act, 1961 which included certain General Anti- Avoidance Rules (GAAR), the recent Budget 2013 deferred its effective date to April 1, 2015. With effect from April 1, 2015, GAAR will apply to cases of “impermissible avoidance arrangements” where the main purpose of entering into such an arrangement is purely to obtain a tax benefit and where such arrangement satisfies one of a list of described abusive transactions. If an “impermissible avoidance arrangement” is found, then the arrangement may be disregarded, recharacterized or ignored for India tax purposes. It is currently unclear. whether such rules will have an adverse effect on the Fund’s ability to benefit from the provisions of the Treaty, since the guidelines containing the enabling provisions with respect to GAAR have not been released. As a result, no assurances can be given that the terms of the Treaty will not be subject to re-negotiation in the future or subject to an adverse interpretation under the proposed GAAR. Any change in the provision of this Treaty or in its applicability to the Fund could result in the imposition of withholding and other taxes on the Fund by tax authorities in India. This would reduce the return to the Fund on its investments and the return received by Fund shareholders.
Another amendment to the Indian Income Tax Act may have the effect of taxing the transfer of an asset, such as a share or interest in an offshore company or entity, if such share or interest derives, directly or indirectly, its value substantially from the assets located in India.

The above changes could apply Indian income tax to transactions by the Fund in shares of the Portfolio or in the Fund’s shares. Presently, it is unclear how extensively they will be applied by Indian tax authorities.

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Premium/Discount Information

Information regarding how often shares of each Fund traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.wisdomtree.com.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Trust Prospectus	135

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. The Funds, WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation. WisdomTree Investments has contracted with Standard & Poor’s (“S&P”) to maintain and calculate certain Indexes used by the Funds. S&P shall have no liability for any errors or omissions in calculating any Index.

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s (except the Emerging Markets Dividend Growth Fund, United Kingdom Hedged Equity Fund and Japan Hedged SmallCap Equity Fund) financial performance for the past five fiscal years or, if shorter, the period since a Fund’s inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

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Financial Highlights

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$44.53	$49.51	$46.13	$32.00	$63.02
Investment operations:
Net investment income[1]	1.63	1.90	1.58	2.00	1.89
Net realized and unrealized gain (loss)	3.22	(4.99)	3.39	14.24	(31.04)
Total from investment operations	4.85	(3.09)	4.97	16.24	(29.15)
Dividends to shareholders:
Net investment income	(1.61)	(1.89)	(1.59)	(2.11)	(1.87)
Net asset value, end of year	$47.77	$44.53	$49.51	$46.13	$32.00

TOTAL RETURN[2]	11.42%	(6.18)%	11.33%	51.43%	(46.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$458,607	$385,202	$457,997	$435,906	$302,385
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.48%[4]	0.48%	0.48%	0.19%*	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%[4]	0.48%	0.48%	0.48%	0.48%
Net investment income	3.75%[4]	4.22%	3.50%	4.63%	4.01%
Portfolio turnover rate[5]	20%	27%	30%	97%	30%

WisdomTree DEFA Equity Income Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$38.64	$43.82	$41.85	$28.43	$60.10
Investment operations:
Net investment income[1]	1.74	1.90	1.75	1.56	2.45
Net realized and unrealized gain (loss)	2.70	(5.17)	2.01	13.44	(31.09)
Total from investment operations	4.44	(3.27)	3.76	15.00	(28.64)
Dividends to shareholders:
Net investment income	(1.69)	(1.91)	(1.79)	(1.58)	(3.03)
Net asset value, end of year	$41.39	$38.64	$43.82	$41.85	$28.43

TOTAL RETURN[2]	12.08%	(7.45)%	9.74%	53.57%	(48.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$209,010	$175,809	$131,454	$142,297	$88,123
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Net investment income	4.58%[4]	4.84%	4.39%	3.91%	5.27%
Portfolio turnover rate[5]	31%	32%	34%	36%	40%

*	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when Fund operated as a “funds of funds”.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

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Financial Highlights

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Equity Income Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009
Net asset value, beginning of year	$41.50	$44.66	$40.99	$26.84	$58.90
Investment operations:
Net investment income[2]	1.68	1.86	1.52	2.07	2.32
Net realized and unrealized gain (loss)	2.51	(3.14)	3.63	14.28	(31.66)
Total from investment operations	4.19	(1.28)	5.15	16.35	(29.34)
Dividends to shareholders:
Net investment income	(1.66)	(1.88)	(1.48)	(2.20)	(2.72)
Net asset value, end of year	$44.03	$41.50	$44.66	$40.99	$26.84

TOTAL RETURN[3]	10.51%	(2.70)%	13.12%	62.13%	(50.56)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$103,473	$91,304	$78,147	$43,042	$18,787
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.26%*	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	4.10%[5]	4.53%	3.74%	5.49%	5.16%
Portfolio turnover rate[6]	32%	25%	35%	94%	47%

WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$38.22	$44.44	$37.62	$22.44	$58.47
Investment operations:
Net investment income[2]	1.32	1.44	1.09	0.99	2.50
Net realized and unrealized gain (loss)	3.82	(5.74)	6.85	15.37	(35.53)
Total from investment operations	5.14	(4.30)	7.94	16.36	(33.03)
Dividends to shareholders:
Net investment income	(1.38)	(1.92)	(1.12)	(1.18)	(3.00)
Net asset value, end of year	$41.98	$38.22	$44.44	$37.62	$22.44

TOTAL RETURN[3]	14.33%	(9.80)%	21.86%	74.18%	(56.75)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$60,874	$28,668	$28,889	$30,095	$13,467
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	3.52%[5]	3.79%	2.81%	2.92%	6.03%
Portfolio turnover rate[6]	48%	58%	60%	55%	63%

*	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when Fund operated as a “funds of funds”.

[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

138	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$36.66	$36.94	$42.12	$32.02	$48.34
Investment operations:
Net investment income[2]	1.54	0.81	1.79	0.73	0.57
Net realized and unrealized gain (loss)	5.30	(0.34)	(6.52)	9.89	(16.09)
Total from investment operations	6.84	0.47	(4.73)	10.62	(15.52)
Dividends to shareholders:
Net investment income	(0.55)	(0.75)	(0.45)	(0.52)	(0.80)
Net asset value, end of year	$42.95	$36.66	$36.94	$42.12	$32.02

TOTAL RETURN[3]	19.12%	1.46%	(11.25)%	33.33%	(32.36)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$5,632,633	$606,707	$494,981	$54,751	$19,212
Ratios to average net assets[7] of:
Expenses, net of expense reimbursements/waivers	0.48%[6]	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%[6]	0.48%	0.48%	0.48%	0.48%
Net investment income	4.22%[6]	2.41%	5.40%	1.72%	1.38%
Portfolio turnover rate[5]	36%	41%	28%	13%	11%

WisdomTree Global ex-U.S. Growth Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009
Net asset value, beginning of year	$50.70	$54.94	$49.61	$35.41	$49.59
Investment operations:
Net investment income[2]	1.34	1.39	1.41	1.11	0.75
Net realized and unrealized gain (loss)	1.08	(4.32)	5.22	14.94	(13.89)
Total from investment operations	2.42	(2.93)	6.63	16.05	(13.14)
Dividends to shareholders:
Net investment income	(1.37)	(1.31)	(1.30)	(1.85)	(1.04)
Net asset value, end of year	$51.75	$50.70	$54.94	$49.61	$35.41

TOTAL RETURN[3]	5.03%	(5.20)%	13.67%	46.04%	(26.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$87,977	$55,774	$49,446	$24,805	$21,245
Ratios to average net assets[7] of:
Expenses, net of expense reimbursements/waivers	0.58%[6]	0.58%[4]	0.57%[4]	0.58%[4]	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[6]	0.58%	0.58%	0.58%	0.58%
Net investment income	2.72%[6]	2.73%	2.80%	2.54%	1.70%
Portfolio turnover rate[5]	59%	28%	68%	121%	47%

[1]

This information reflects the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Growth Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expense had not been reimbursed/waived by the investment adviser.

[4]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Annualized.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

WisdomTree Trust Prospectus	139

Financial Highlights

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$45.45	$43.25	$41.54	$31.47	$44.29
Investment operations:
Net investment income[2]	0.78	0.68	0.99	0.79	0.64
Net realized and unrealized gain (loss)	3.58	2.42	1.47	9.96	(12.97)
Total from investment operations	4.36	3.10	2.46	10.75	(12.33)
Dividends to shareholders:
Net investment income	(0.97)	(0.90)	(0.75)	(0.68)	(0.49)
Net asset value, end of year	$48.84	$45.45	$43.25	$41.54	$31.47

TOTAL RETURN[3]	9.97%	7.36%	6.02%	34.37%	(27.98)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$192,914	$193,172	$235,685	$157,850	$66,078
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Net investment income	1.84%[4]	1.58%	2.51%	2.09%	1.68%
Portfolio turnover rate[6]	41%	36%	39%	45%	16%

WisdomTree Asia Pacific ex-Japan Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$64.05	$67.99	$61.40	$37.09	$73.00
Investment operations:
Net investment income[2]	2.27	2.14	2.51	1.79	2.86
Net realized and unrealized gain (loss)	4.65	(3.85)	6.59	24.23	(34.08)
Total from investment operations	6.92	(1.71)	9.10	26.02	(31.22)
Dividends to shareholders:
Net investment income	(2.27)	(2.23)	(2.51)	(1.71)	(4.69)
Net asset value, end of year	$68.70	$64.05	$67.99	$61.40	$37.09

TOTAL RETURN[3]	11.18%	(2.22)%	15.33%	70.97%	(42.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$96,187	$89,672	$88,388	$89,033	$37,086
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.48%[4]	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%[4]	0.48%	0.48%	0.48%	0.48%
Net investment income	3.53%[4]	3.42%	4.05%	3.11%	4.76%
Portfolio turnover rate[6]	26%	60%	27%	18%	31%

[1]

This information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Total Dividend Fund Through June 19, 2011 and the investment objective and strategy of the WisdomTree Asia Pacific ex-Japan Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[4]	Annualized

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

140	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Australia Dividend Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$55.87	$61.64	$57.24	$30.80	$63.30
Investment operations:
Net investment income[2]	2.60	2.87	2.99	2.23	3.00
Net realized and unrealized gain (loss)	8.44	(5.48)	4.62	26.27	(31.22)
Total from investment operations	11.04	(2.61)	7.61	28.50	(28.22)
Dividends to shareholders:
Net investment income	(2.58)	(3.16)	(3.21)	(2.06)	(4.28)
Net asset value, end of year	$64.33	$55.87	$61.64	$57.24	$30.80

TOTAL RETURN[3]	20.49%	(3.86)%	14.03%	93.79%	(44.42)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$77,193	$61,456	$80,137	$117,339	$21,559
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%[6]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[6]	0.58%	0.58%	0.58%	0.58%
Net investment income	4.71%[6]	5.18%	5.42%	4.25%	6.25%
Portfolio turnover rate[4]	31%	68%	46%	25%	55%

WisdomTree International LargeCap Dividend Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$42.89	$47.68	$45.34	$31.57	$61.86
Investment operations:
Net investment income[2]	1.59	1.86	1.56	1.50	2.11
Net realized and unrealized gain (loss)	2.84	(4.75)	2.37	13.91	(29.98)
Total from investment operations	4.43	(2.89)	3.93	15.41	(27.87)
Dividends to shareholders:
Net investment income	(1.55)	(1.90)	(1.59)	(1.64)	(2.42)
Net asset value, end of year	$45.77	$42.89	$47.68	$45.34	$31.57

TOTAL RETURN[3]	10.80%	(6.02)%	9.21%	49.56%	(45.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$210,541	$167,253	$164,489	$149,624	$78,928
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.48%[6]	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%[6]	0.48%	0.48%	0.48%	0.48%
Net investment income	3.77%[6]	4.34%	3.56%	3.54%	4.38%
Portfolio turnover rate[4]	19%	23%	22%	26%	30%

[1]

This information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Equity Income Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Australia Dividend Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[6]	Annualized.

WisdomTree Trust Prospectus	141

Financial Highlights

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009
Net asset value, beginning of year	$41.64	$46.85	$42.69	$28.46	$64.01
Investment operations:
Net investment income[2]	1.82	1.74	1.83	1.50	2.93
Net realized and unrealized gain (loss)	0.45	(5.11)	4.21	14.24	(34.43)
Total from investment operations	2.27	(3.37)	6.04	15.74	(31.50)
Dividends to shareholders:
Net investment income	(1.78)	(1.84)	(1.88)	(1.51)	(4.05)
Net asset value, end of year	$42.13	$41.64	$46.85	$42.69	$28.46

TOTAL RETURN[3]	5.98%	(7.24)%	14.93%	56.27%	(49.95)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$349,681	$355,992	$149,929	$164,338	$105,305
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	4.58%[5]	4.20%	4.30%	3.81%	5.90%
Portfolio turnover rate[6]	50%	28%	52%	69%	55%

WisdomTree International MidCap Dividend Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$48.10	$53.80	$48.69	$31.55	$62.60
Investment operations:
Net investment income[2]	1.51	1.79	1.53	1.26	1.82
Net realized and unrealized gain (loss)	3.68	(5.69)	5.19	17.27	(30.64)
Total from investment operations	5.19	(3.90)	6.72	18.53	(28.82)
Dividends to shareholders:
Net investment income	(1.52)	(1.80)	(1.61)	(1.39)	(2.23)
Net asset value, end of year	$51.77	$48.10	$53.80	$48.69	$31.55

TOTAL RETURN[3]	11.32%	(7.21)%	14.38%	59.59%	(46.43)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$119,069	$105,823	$156,006	$146,069	$88,334
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	3.23%[5]	3.69%	3.14%	2.88%	3.80%
Portfolio turnover rate[6]	38%	47%	40%	49%	32%

[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

142	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International SmallCap Dividend Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$49.33	$53.15	$46.98	$29.08	$61.11
Investment operations:
Net investment income[1]	1.82	1.77	1.43	1.20	1.91
Net realized and unrealized gain (loss)	6.09	(3.66)	6.14	17.91	(31.83)
Total from investment operations	7.91	(1.89)	7.57	19.11	(29.92)
Dividends to shareholders:
Net investment income	(1.86)	(1.93)	(1.40)	(1.21)	(2.11)
Net asset value, end of year	$55.38	$49.33	$53.15	$46.98	$29.08

TOTAL RETURN[2]	16.78%	(3.41)%	16.64%	66.50%	(49.23)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$562,133	$424,264	$475,703	$429,870	$244,307
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Net investment income	3.76%[4]	3.65%	2.99%	2.87%	4.31%
Portfolio turnover rate[5]	56%	52%	55%	63%	43%

WisdomTree Emerging Markets Equity Income Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$57.34	$60.51	$52.02	$31.11	$51.82
Investment operations:
Net investment income[1]	1.78	2.25	1.89	1.48	2.01
Net realized and unrealized gain (loss)	(2.50)	(3.11)	8.55	21.00	(20.76)
Total from investment operations	(0.72)	(0.86)	10.44	22.48	(18.75)
Dividends to shareholders:
Net investment income	(1.81)	(2.31)	(1.95)	(1.57)	(1.96)
Net asset value, end of year	$54.81	$57.34	$60.51	$52.02	$31.11

TOTAL RETURN[2]	(1.05)%	(1.03)%	20.75%	73.33%	(36.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$5,475,068	$3,640,891	$1,325,257	$540,990	$177,355
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.63%[4]	0.63%	0.63%	0.63%	0.63%
Expenses, prior to expense reimbursements/waivers	0.63%[4]	0.63%	0.63%	0.63%	0.63%
Net investment income	3.32%[4]	4.12%	3.47%	3.26%	4.96%
Portfolio turnover rate[5]	47%	37%	33%	44%	67%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Annualized

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	143

Financial Highlights

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$47.80	$53.30	$44.51	$24.62	$43.95
Investment operations:
Net investment income[1]	1.15	1.47	1.32	1.02	1.56
Net realized and unrealized gain (loss)	3.69	(5.31)	8.86	20.00	(19.57)
Total from investment operations	4.84	(3.84)	10.18	21.02	(18.01)
Dividends to shareholders:
Net investment income	(1.46)	(1.66)	(1.39)	(1.13)	(1.32)
Net asset value, end of year	$51.18	$47.80	$53.30	$44.51	$24.62

TOTAL RETURN[2]	10.58%	(6.88)%	23.38%	86.26%	(40.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,474,099	$1,022,868	$927,463	$342,754	$51,706
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.63%[4]	0.63%[5]	0.63%[5]	0.63%[5]	0.63%
Expenses, prior to expense reimbursements/waivers	0.63%[4]	0.63%	0.63%	0.63%	0.63%
Net investment income	2.49%[4]	3.13%	2.68%	2.59%	4.98%
Portfolio turnover rate[6]	44%	53%	35%	38%	64%

WisdomTree Middle East Dividend Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Period July 16, 2008* through March 31, 2009
Net asset value, beginning of year	$15.60	$16.31	$15.64	$12.13	$24.59
Investment operations:
Net investment income[1]	0.63	0.83	0.68	0.53	0.32
Net realized and unrealized gain (loss)	0.59	(0.61)	0.49	3.68	(12.78)
Total from investment operations	1.22	0.22	1.17	4.21	(12.46)
Dividends to shareholders:
Net investment income	(0.71)	(0.93)	(0.50)	(0.70)	—
Net asset value, end of period	$16.11	$15.60	$16.31	$15.64	$12.13

TOTAL RETURN[2]	8.46%	1.35%	7.95%	35.25%	(50.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,498	$14,038	$19,571	$12,515	$7,279
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.88%[4]	0.88%	0.88%	0.88%	0.88%[4]
Expenses, prior to expense reimbursements/waivers	1.35%[4]	1.83%	2.17%	1.30%	1.49%[4]
Net investment income	4.26%[4]	5.31%	4.33%	3.63%	2.86%[4]
Portfolio turnover rate[6]	52%	37%	50%	96%	26%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Annualized.

[5]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

144	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged Equity Fund	For the Year Ended March 28, 2013**	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Period December 31, 2009* through March 31, 2010
Net asset value, beginning of period	$43.93	$47.61	$47.72	$46.92
Investment operations:
Net investment income[2]	0.89	1.73	1.43	0.29
Net realized and unrealized gain (loss)	5.96	(3.84)	(0.02)	0.64
Total from investment operations	6.85	(2.11)	1.41	0.93
Dividends to shareholders:
Net investment income	(0.92)	(1.57)	(1.52)	(0.13)
Capital gains	—	—	—	(0.00)[3]
Total dividends to shareholders	(0.92)	(1.57)	(1.52)	(0.13)
Net asset value, end of period	$49.86	$43.93	$47.61	$47.72

TOTAL RETURN[4]	16.06%	(4.41)%	3.27%	1.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$164,527	$21,963	$21,425	$9,545
Ratios to average net assets[6] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.47%[5,8]
Expenses, prior to expense reimbursements/waivers	0.73%[5]	1.25%	1.65%	0.58%[5]
Net investment income	2.01%[5]	3.99%	3.11%	2.53%[5]
Portfolio turnover rate[7]	43%	42%	38%	79%

WisdomTree Commodity Country Equity Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$31.44	$33.21	$28.90	$16.04	$35.96
Investment operations:
Net investment income[2]	1.13	1.09	0.53	0.47	0.65
Net realized and unrealized gain (loss)	0.56	(1.76)	4.33	12.80	(19.29)
Total from investment operations	1.69	(0.67)	4.86	13.27	(18.64)
Dividends to shareholders:
Net investment income	(1.13)	(1.10)	(0.55)	(0.41)	(1.28)
Net asset value, end of year	$32.00	$31.44	$33.21	$28.90	$16.04

TOTAL RETURN[4]	5.72%	(1.77)%	17.31%	83.44%	(52.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$23,999	$31,439	$43,172	$49,137	$22,460
Ratios to average net assets[6] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	3.71%[5]	3.52%	1.86%	1.91%	2.21%
Portfolio turnover rate[7]	22%	116%	35%	25%	53%

*	Commencement of investment operations.

**	This information reflects the investment objective and strategy of the WisdomTree International International Hedged Equity Fund through August 29, 2012 and the investment objective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Basic Materials Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Commodity Country Equity Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser.

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[7]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[8]	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when Fund operated as a “funds of funds”.

WisdomTree Trust Prospectus	145

Financial Highlights

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Natural Resources Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$25.16	$29.86	$24.63	$18.61	$31.98
Investment operations:
Net investment income[2]	0.80	0.93	0.72	0.80	1.01
Net realized and unrealized gain (loss)	(2.45)	(4.74)	5.19	6.07	(12.84)
Total from investment operations	(1.65)	(3.81)	5.91	6.87	(11.83)
Dividends to shareholders:
Net investment income	(0.82)	(0.89)	(0.68)	(0.85)	(1.54)
Return of Capital	(0.00)[8]	—	—	—	—
Total Distributions to Shareholders	(0.82)	(0.89)	(0.68)	(0.85)	(1.54)
Net asset value, end of year	$22.69	$25.16	$29.86	$24.63	$18.61

TOTAL RETURN[3]	(6.55)%	(12.70)%	24.74%	37.29%	(37.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$24,964	$31,452	$49,273	$45,569	$22,332
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	3.45%[5]	3.54%	2.90%	3.36%	3.49%
Portfolio turnover rate[6]	38%	99%	32%	16%	38%

WisdomTree Global ex-U.S. Utilities Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[7]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$18.90	$21.33	$21.46	$17.78	$32.73
Investment operations:
Net investment income[2]	0.75	0.87	0.84	0.87	1.25
Net realized and unrealized gain (loss)	(1.06)	(2.45)	(0.06)	3.77	(14.74)
Total from investment operations	(0.33)	(1.58)	0.78	4.64	(13.49)
Dividends to shareholders:
Net investment income	(0.74)	(0.85)	(0.91)	(0.96)	(1.46)
Net asset value, end of year	$17.83	$18.90	$21.33	$21.46	$17.78

TOTAL RETURN[3]	(1.54)%	(7.41)%	4.27%	26.42%	(42.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$37,434	$30,241	$37,335	$49,348	$28,455
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	4.21%[5]	4.48%	4.22%	4.17%	4.53%
Portfolio turnover rate[6]	33%	66%	19%	17%	50%

[1]

This information reflects the investment objective and strategy of the WisdomTree International Energy Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global Natural Resources Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an intial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expense had not been reimbursed/waived by the investment adviser.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]

This information reflects the investment objective and strategy of the WisdomTree International Utilities Sector through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S.Utilities Fund thereafter.

[8]	Amount is less than $0.005.

146	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Real Estate Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$26.40	$28.86	$26.75	$16.92	$41.84
Investment operations:
Net investment income[2]	0.97	1.15	0.96	0.96	1.35
Net realized and unrealized gain (loss)	4.87	(2.32)	3.83	11.39	(25.46)
Total from investment operations	5.84	(1.17)	4.79	12.35	(24.11)
Dividends to shareholders:
Net investment income	(2.34)	(1.21)	(2.68)	(2.52)	(0.81)
Capital gains	—	(0.08)	—	—	—
Total dividends to shareholders	(2.34)	(1.29)	(2.68)	(2.52)	(0.81)
Net asset value, end of year	$29.90	$26.40	$28.86	$26.75	$16.92

TOTAL RETURN[3]	22.62%	(3.99)%	18.81%	74.20%	(57.85)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$113,631	$108,221	$122,670	$84,276	$40,619
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	3.42%[5]	4.36%	3.48%	3.76%	4.55%
Portfolio turnover rate[6]	23%	43%	18%	19%	35%

WisdomTree China Dividend ex-Financials Fund	For the Period September 19, 2012* through March 28, 2013
Net asset value, beginning of period	$50.02
Investment operations:
Net investment income (loss)[2]	(0.14)
Net realized and unrealized gain (loss)	2.02
Total from investment operations	1.88
Net asset value, end of period	$51.90

TOTAL RETURN[3]	3.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$36,331
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.63%[5]
Expenses, prior to expense reimbursements/waivers	0.63%[5]
Net investment income (loss)	(0.51)%[5]
Portfolio turnover rate[6]	0%

*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Real Estate through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	147

Financial Highlights

WisdomTree Domestic and International Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$19.24	$24.87	$23.25	$10.99	$22.57
Investment operations:
Net investment income[1]	0.17	0.19	0.09	0.04	0.12
Net realized and unrealized gain (loss)	(1.29)	(5.65)	1.67	12.27	(11.60)
Total from investment operations	(1.12)	(5.46)	1.76	12.31	(11.48)
Dividends to shareholders:
Net investment income	(0.15)	(0.17)	(0.14)	(0.05)	(0.10)
Net asset value, end of year	$17.97	$19.24	$24.87	$23.25	$10.99

TOTAL RETURN[2]	(5.80)%	(21.96)%	7.59%	112.11%	(50.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,071,074	$916,024	$1,487,089	$841,533	$169,195
Ratios to average net assets of:
Expenses, net of expense reimbursements[5]	0.84%	0.76%[4]	0.88%	0.88%	0.88%
Expenses, prior to expense reimbursements[5]	0.86%	0.82%	0.88%	0.88%	0.92%
Net investment income	0.91%	0.91%	0.36%	0.19%	0.77%
Portfolio turnover rate[3]	27%	32%	38%	33%	42%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[4]	During the period, the Fund was reimbursed for certain expenses that occurred during the previous fiscal year.

[5]

Excludes Mauritius income tax expense. If Mauritius income tax expense had been included, the Fund’s expense ratios (before and after expense reimbursements) would have been higher by: 0.02%, 0.06%, 0.04%, 0.03%, and 0.05% for the fiscal years ended 2013, 2012, 2011, 2010 and 2009.

148	WisdomTree Trust Prospectus

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is or will be available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year, as applicable.

To make shareholder inquiries, for more detailed information on the Funds, or to request the SAI or annual or semi-annual shareholder reports, as applicable, free of charge, please:

Call:	1-866-909-9473 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203

Visit:	www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2013 WisdomTree Trust

WisdomTree Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

WisdomTree® is a registered mark of WisdomTree

Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WIS-PR-002-0313

WISDOMTREE® TRUST

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2013

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for the following separate investment portfolios (each, a “Fund”) of WisdomTree Trust (the “Trust”), as each such Prospectus may be revised from time to time:

WISDOMTREE U.S. EQUITY ETFs*

Dividends	Earnings

Total Dividend Fund (DTD)	Total Earnings Fund (EXT)
Equity Income Fund (DHS)	Earnings 500 Fund (EPS)
Dividend ex-Financials Fund (DTN)	MidCap Earnings Fund (EZM)
LargeCap Dividend Fund (DLN)	SmallCap Earnings Fund (EES)
MidCap Dividend Fund (DON)	LargeCap Value Fund (EZY)
SmallCap Dividend Fund (DES) U.S. Dividend Growth Fund (DGRW) U.S. SmallCap Dividend Growth Fund (DGRS)

WISDOMTREE INTERNATIONAL EQUITY ETFs*

Developed World ex-U.S.

DEFA Fund (DWM)

DEFA Equity Income Fund (DTH)

International LargeCap Dividend Fund (DOL)

International MidCap Dividend Fund (DIM)

International SmallCap Dividend Fund (DLS)

International Dividend ex-Financials Fund (DOO)

Europe SmallCap Dividend Fund (DFE)

Australia Dividend Fund (AUSE)

Japan SmallCap Dividend Fund (DFJ)

Currency Hedged Equity

Japan Hedged Equity Fund (DXJ)

Japan Hedged SmallCap Equity Fund (DXJS)

Europe Hedged Equity Fund (HEDJ)

United Kingdom Hedged Equity Fund (DXPS)

Global/Global ex-U.S.

Global Equity Income Fund (DEW)

Global ex-U.S. Growth Fund (DNL)

Asia Pacific ex-Japan Fund (AXJL)

Commodity Country Equity Fund (CCXE)

Global Natural Resources Fund (GNAT)

Global ex-U.S. Utilities Fund (DBU)

Global ex-U.S. Real Estate Fund (DRW)

Emerging/Frontier Markets

China Dividend ex-Financials Fund (CHXF)

Emerging Markets Dividend Growth Fund (DGRE)

Emerging Markets Equity Income Fund (DEM)

Emerging Markets SmallCap Dividend Fund (DGS)

Middle East Dividend Fund (GULF)

India Earnings Fund (EPI)

The current Prospectus for each of the WisdomTree U.S. Equity ETFs is dated August 1, 2013 and the current Prospectus for each of the WisdomTree International Equity ETFs is dated August 1, 2013. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Funds’ audited financial statements for the most recent fiscal year (when available) are incorporated in this SAI by reference to the Funds’ most recent Annual Reports to Shareholders (File No. 811-21864). When available, you may obtain a copy of the Funds’ Annual Reports at no charge by request to the Fund at the address or phone number noted below.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

*	Principal U.S. Listing Exchange: NYSE Arca, Inc. (except DGRW, DGRS, DXJS, DXPS, CHXF, DGRE and GULF are listed on NASDAQ)

A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-866-909-9473, or visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the following Funds:

WISDOMTREE U.S. EQUITY ETFS

Dividends	Earnings

Total Dividend Fund	Total Earnings Fund
Equity Income Fund	Earnings 500 Fund
Dividend ex-Financials Fund	MidCap Earnings Fund
LargeCap Dividend Fund	SmallCap Earnings Fund
MidCap Dividend Fund	LargeCap Value Fund
SmallCap Dividend Fund U.S. Dividend Growth Fund U.S.SmallCap Dividend Growth Fund

WISDOMTREE INTERNATIONAL EQUITY ETFS

Developed World ex-U.S.

DEFA Fund

DEFA Equity Income Fund

International LargeCap Dividend Fund

International MidCap Dividend Fund

International SmallCap Dividend Fund

International Dividend ex-Financials Fund

Europe SmallCap Dividend Fund

Australia Dividend Fund

Japan SmallCap Dividend Fund

Currency Hedged Equity

Japan Hedged Equity Fund

Japan Hedged SmallCap Equity Fund

Europe Hedged Equity Fund

United Kingdom Hedged Equity Fund

Global/Global ex-U.S.

Global Equity Income Fund

Global ex-U.S. Growth Fund

Asia Pacific ex-Japan Fund

Commodity Country Equity Fund

Global Natural Resources Fund

Global ex-U.S. Utilities Fund

Global ex-U.S. Real Estate Fund

Emerging/Frontier Markets

China Dividend ex-Financials Fund

Emerging Markets Dividend Growth Fund

Emerging Markets Equity Income Fund

Emerging Markets SmallCap Dividend Fund

Middle East Dividend Fund

India Earnings Fund

Each Fund described in this SAI seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) that defines a specific segment of the U.S. or international stock markets. The Indexes are created using proprietary methodology developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), the investment adviser to each Fund. Mellon Capital Management Corporation (“Mellon Capital”) is the investment sub-adviser to each Fund, except the China Dividend ex-Financials Fund. Old Mutual Global Index Trackers (Proprietary) Limited (“Old Mutual” and together with Mellon Capital, the “Sub-Advisers”) is the investment sub-adviser to the China Dividend ex-Financials Fund. The Adviser and the Sub-Advisers may be referred to together as the “Advisers”. ALPS Distributors, Inc. is the distributor (the “Distributor”) of the shares of each Fund. Each Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

Shares of each Fund are listed on a national securities exchange, such as NYSE Arca, Inc. or the NASDAQ Stock Market (“NASDAQ”) (each, a “Listing Exchange”), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on commission rates charged by the applicable broker.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

INVESTMENT STRATEGIES AND RISKS

Each Fund’s investment objective, principal investment strategies and associated risks are described in the Fund’s Prospectus. The sections below supplement these principal investment strategies and risks and describe the Funds’ additional investment policies and the different types of investments that may be made by a Fund as a part of its non-principal investment strategies. With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

All U.S. money market securities acquired by a Fund will be rated in the upper two short-term ratings by at least two Nationally Recognized Statistical Rating Organizations (“NRSROs”) or, if unrated, deemed to be of equivalent quality. A First Tier security is (i) a rated security that has received a short-term rating from the NRSROs in the highest short-term rating category for debt obligations (within which there may be sub-categories or gradations indicating relative standing); (ii) an unrated security that is of comparable quality to a security, as determined by the Funds’ board of directors; (iii) a security issued by a registered investment company that is a money market fund; or (iv) a security issued by the U.S. government or any of its agencies or instrumentalities. A Second Tier security is a rated security that has received a short-term rating other than a first tier rating from an NRSRO for debt obligations (within which there may be sub-categories or gradations indicating relative standing) or is an unrated security that is of comparable quality. Each Fund intends to limit its overall exposure to Second Tier money market securities to 5% of total assets. Any security originally issued as a long-term obligation (more than 397 days from maturity at issuance) will be rated A or higher (or the equivalent) at the time of purchase by at least two NRSROs or, if unrated, deemed to be of equivalent quality.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Each Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain eligibility for such treatment.

Each Fund is considered “non-diversified,” as such term is used in the 1940 Act.

This investment strategy, known as “indexing,” may eliminate some of the risks of active portfolio management, such as poor security selection. In addition, indexing may also help increase after-tax investment performance by keeping portfolio turnover low in comparison to more actively managed investment strategies.

Each International Equity ETF, from time to time, may have less than 95% (80% with respect to the Japan Hedged SmallCap Equity Fund, United Kingdom Hedged Equity Fund, and Emerging Markets Dividend Growth Fund) of its total assets (exclusive of collateral held from securities lending) invested in securities of its underlying Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities in order to comply with the requirements of the Code, to meet regulatory requirements in non-U.S. jurisdictions or to manage major Index changes. In these situations, which are expected to be infrequent and of limited duration, an International Equity ETF may not have less than 90% (80% with respect to the Japan Hedged SmallCap Equity Fund, United Kingdom Hedged Equity Fund, and Emerging Markets Dividend Growth Fund) of its total assets invested in securities of its underlying Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The India Earnings Fund attempts to achieve its investment objective by investing in securities through the WisdomTree India Investment Portfolio, Inc. (the “India Portfolio”), a wholly-owned subsidiary of the India Earnings Fund. References to the investment strategies and other policies of the India Earnings Fund should be understood to also refer to the strategies and policies of the India Portfolio. The India Portfolio is advised by WisdomTree Asset Management and sub-advised by Mellon Capital.

GENERAL RISKS

An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

An investment in the Europe Hedged Equity Fund, United Kingdom Hedged Equity Fund, Japan Hedged Equity Fund, or the Japan Hedged SmallCap Equity Fund (collectively, the “Hedged Equity Funds”) should be made with the understanding that these Funds attempt to minimize or “hedge” against changes in the value of the U.S. dollar against the euro, British pound, and Japanese yen, as applicable. The other International Equity ETFs do not seek to hedge against such fluctuations.

Although all of the securities in the Indexes are generally listed on major U.S. or non-U.S. stock exchanges, there can be no guarantee that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Domestic and foreign fixed income and equity markets experienced extreme volatility and turmoil starting in late 2008 and volatility has continued to be experienced in the markets. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected, and well-known financial institutions experienced significant liquidity and other problems. Some of these institutions declared bankruptcy or defaulted on their debt. It is uncertain whether or for how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

LACK OF DIVERSIFICATION. Each Fund is considered to be “non-diversified.” A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. As a result, each of the Funds may invest more of its total assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance.

A discussion of some of the other risks associated with an investment in a Fund is contained in each Fund’s Prospectus.

SPECIFIC INVESTMENT STRATEGIES

A description of certain investment strategies and types of investments used by some or all of the Funds is set forth below.

CURRENCY TRANSACTIONS. The International Equity ETFs may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than the Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s total assets that are denominated in one or more foreign currencies. Each Hedged Equity Fund invests in various types of currency contracts to hedge against changes in the value of the U.S. dollar against the euro, the British pound, and the Japanese yen, as applicable.

Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the counterparty) based on the market value or level of a specified currency. In return, the counterparty agrees to make payment to the first party based on the return of a different specified currency. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades. These contracts typically are settled by physical delivery of the underlying currency or currencies in the amount of the full contract value.

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts will usually be done on a net basis, with a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Fund’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that a Fund is contractually obligated to make or receive.

Foreign Currency Futures Contracts. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of a Fund’s return with the performance of its underlying Index and may lower the Fund’s return. A Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, each Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

DEPOSITARY RECEIPTS. To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in such stocks may be in the form of Depositary Receipts or other similar securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Non-Voting Depository Receipts (“NVDRs”) are receipts issued in Thailand that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. NVDRs are tradable on the Stock Exchange of Thailand.

A Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that WisdomTree Asset Management or the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored; however, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an underlying Index.

DERIVATIVES. Each Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. A Fund’s use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, a Fund must “set aside” liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. The Funds treat deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, a Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. The Fund reserves the right to modify these policies in the future.

Swap Agreements. Each Fund may enter into swap agreements, including interest rate swaps and currency swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional differences among two or more currencies (e.g., the

U.S. dollar and the Brazilian Real). Swap agreements may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Futures, Options and Options on Futures Contracts. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. To the extent a Fund uses futures and options, it will do so only in accordance with applicable requirements of the Commodity Exchange Act (“CEA”) and the rules thereunder. The Adviser has claimed, with respect to the Funds, the exclusion from the definition of “commodity pool operator” under the CEA provided by Commodity Futures Trading Commission (“CFTC”) Regulation 4.5 and is therefore not currently subject to registration or regulation as such under the CEA with respect to the Funds. In February 2012, the CFTC announced substantial amendments to certain exemptions, and to the conditions for reliance on those exemptions, from registration as a commodity pool operator. Under amendments to the exemption provided under CFTC Regulation 4.5, if a Fund uses futures, options on futures or swaps other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase are “in-the-money”) may not exceed 5% of the Fund’s net asset value, or alternatively, the aggregate net notional value of those positions may not exceed 100% of the Fund’s net asset value (after taking into account unrealized profits and unrealized losses on any such positions). The CFTC amendments to Regulation 4.5 took effect on December 31, 2012, and each Fund intends to comply with amended Regulation 4.5’s requirements such that the Adviser will not be required to register as a commodity pool operator with the CFTC with respect to the Funds. Each Fund reserves the right to employ futures, options on futures and swaps to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Fund’s policies. If, however, these limitations were to make it difficult for a Fund to achieve its investment objective in the future, the Trust may determine to operate a Fund as a regulated commodity pool pursuant to WisdomTree Asset Management’s CPO registration or to reorganize or close a Fund or to materially change a Fund’s investment objective and strategy. The requirements for qualification as a regulated investment company may also limit the extent to which a Fund may employ futures, options on futures or swaps.

With regard to the Funds, WisdomTree Asset Management will continue to claim relief from the definition of commodity pool operator (“CPO”) under revised CFTC Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, WisdomTree Asset Management may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to a Fund that enters into commodity futures, commodity options or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the shares of such Fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options or swaps. It is expected that each Fund will be able to operate pursuant to the limitations under the revised CFTC Rule 4.5 without materially adversely affecting its ability to achieve its investment objective. If, however, these limitations were to make it difficult for a Fund to achieve its investment objective in the future, the Trust may determine to operate such Fund as a regulated commodity pool pursuant to WisdomTree Asset Management’s CPO registration or to reorganize or close the Fund or to materially change the Fund’s investment objective and strategy.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the underlying Index if the index underlying the futures contract differs from a Fund’s underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

EQUITY SECURITIES. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of a Fund’s shares to decline.

EXCHANGE-TRADED NOTES. Each Fund may invest in exchange-traded notes (“ETNs”). ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. ETNs are traded on exchanges and the returns are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, a Fund may not receive the return it was promised. If a rating agency lowers an issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on a Fund’s right to redeem its investment in an ETN. There are no periodic interest payments for ETNs, and principal is not protected. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, a Fund’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its net assets invested in illiquid securities.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies. The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies. Each Fund may purchase or otherwise invest in shares of affiliated exchange-traded funds (“ETFs”) and affiliated money market funds.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

NON-U.S. SECURITIES. The International Equity ETFs invest primarily in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the International Equity ETFs to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Set forth below for certain markets in which the Funds may invest are brief descriptions of some of the conditions and risks in each such market.

Investments in Emerging Markets Securities. The China Dividend ex-Financials Fund, Emerging Markets Dividend Growth Fund, Emerging Markets SmallCap Dividend Fund, Emerging Markets Equity Income Fund, India Earnings Fund and Middle East Dividend Fund invest primarily in markets that are considered to be “emerging.” In addition, all of the Global Funds may invest in companies organized in emerging market nations. Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Investments in Frontier Markets Securities. The Middle East Dividend Fund invests primarily in countries that are generally considered to be “frontier markets.” The economies of frontier markets included in the WisdomTree Middle East Dividend Index (i.e., Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar and the United Arab Emirates) generally have lower trading volumes and greater potential for illiquidity and price volatility than more developed markets. These markets have a smaller number of issuers and participants and therefore may also be affected to a greater extent by the actions of a small number of issuers and investors. A significant change in cash flows investing in these markets could have a substantial effect on local stock prices and, therefore, prices of Fund shares. Investments in certain frontier market countries are restricted or controlled to varying extents. At times, these restrictions or controls may limit or prevent foreign investment and/or increase the investment costs and expenses of the Fund. Frontier markets may be subject to greater political instability, threat of war or terrorism and government intervention than more developed markets, including many emerging market economies. Frontier markets generally are not as correlated to global economic cycles as those of more developed countries. These and other factors make investing in the frontier market countries significantly riskier than investing in developed market and emerging market countries.

Certain frontier countries impose additional restrictions, such as requiring governmental approval prior to investments by foreign persons, limiting the amount of investments by foreign persons in a particular issuer, limiting investments by foreign persons to a particular class of securities of an issuer that may have less advantageous rights than other classes, and imposing additional taxes. For countries that require prior government approval, delays in obtaining such approval would delay investments, and consequently the Fund may be unable to invest in all of the securities included in the Index until such approval is final. This could increase Index tracking error. Some frontier countries may also limit investment in issuers in industries considered essential to national interests and may require governmental approval for the repatriation of investment income, capital or the proceeds of security sales by foreign investors, including the Fund. Some frontier country governments may levy certain taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will decrease the income generated from investments in such countries.

Some banks that are eligible foreign sub-custodians in frontier markets may have been organized only recently or may otherwise not have extensive operating experience. There may also be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian, such as in cases where the sub-custodian becomes bankrupt. Settlement systems may not be as established as in developed markets or even emerging markets. As a result, settlements may be delayed and cash or Fund securities may be jeopardized because of system defects. In addition, the laws of certain countries in which the Fund invests may require the Fund to release local shares before receiving cash payment, or to make cash payment before receiving local shares. This increases the risk of loss to the Fund.

The Fund invests in some frontier countries that use share blocking. “Share blocking” refers to the practice of predicating voting rights related to an issuer’s securities on those securities being blocked from trading at the custodian or sub-custodian level for a period of time near the date of a shareholder meeting. Such restrictions have the potential to effectively prevent securities from being voted and from trading within a specified number of days before, and in some cases after, the shareholder meeting. Share blocking may preclude the Fund from purchasing or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. Although practices may vary by market, a blocking period may last from one day to several weeks. Once blocked, the block may be removed only by withdrawing a previously cast vote or abstaining from voting completely, a process that may be burdensome. In certain countries, the block cannot be removed. Share blocking may impose operational difficulties on the Fund, including the potential effect that a block would have on pending trades. Share blocking may cause pending trades to fail or remain unsettled for an extended period of time. Trade failures may also expose the transfer agent and the Fund to situations in which a counterparty may have the right to go to market, buy a security at the current market price and have any additional expense borne by the Fund or transfer agent if the counterparty is unable to deliver shares after a certain period of time. The Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in share blocking proxy markets. These and other factors could have a negative impact on Fund performance.

Investments in Australia. The Australia Dividend Fund invests primarily in companies organized in Australia. Certain of the International Equity ETFs, such as the Asia Pacific ex-Japan Fund, DEFA Equity Income Fund, International SmallCap Dividend Fund, and Global ex-U.S. Real Estate Fund, may invest in companies organized and listed in Australia. The economy of Australia is heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in Brazil. Investing in securities of Brazilian companies involves certain considerations not typically associated with investing in securities of U.S. companies or the U.S. Government. These risks include (i) investment and repatriation controls, which could make it harder for a Fund to track its underlying Index and decrease a Fund’s tax efficiency; (ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. dollar; (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets; (iv) the effect that a trade deficit could have on economic stability and the Brazilian government’s economic policy; (v) high rates of inflation; (vi) governmental involvement in and influence on the private sector; (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States; and (viii) political and other considerations, including changes in applicable Brazilian tax laws. These and other factors could have a negative impact on a Fund’s performance.

Investments in Canada. The U.S. is Canada’s largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in China and Hong Kong. The China Dividend ex-Financials Fund invests primarily in securities domiciled in China and listed and traded on the Hong Kong Stock Exchange. In addition, certain of the other International Equity ETFs, such as the Emerging Markets Equity Income Fund may invest in securities listed and traded on the Chinese Stock Exchange. Furthermore, certain International Equity ETFs, such as the Global ex-U.S. Real Estate Fund and the Asia Pacific ex-Japan Fund, may invest in securities listed and traded on the Hong Kong Stock Exchange. In addition to the aforementioned risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the fact that the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapid and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in a Fund’s Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.

Investments in Hong Kong are also subject to certain political risks not associated with other investments. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. Investments in China and Hong Kong involve risk of a total loss due to government action or inaction. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. These and other factors could have a negative impact on a Fund’s performance.

Investments in Europe. The Europe Hedged Equity Fund and the Europe SmallCap Dividend Fund invest primarily in companies organized in Europe. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Economic and Monetary Union (“EMU”), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU. Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.

Investments in France. Certain of the International Equity ETFs, such as the Europe Hedged Equity Fund and the International Dividend ex-Financials Fund, may invest in companies organized and listed in France. France is a member of the EMU. EMU member countries share coordinated economic policies and a common currency. As a result, the economy of France may be significantly affected by changes in the economies of the EMU members or other European countries. These and other factors could have a negative impact on a Fund’s performance.

Investments in Germany. Certain of the International Equity ETFs, such as the Europe Hedged Equity Fund, may invest in companies organized and listed in Germany. Germany is a member of the EMU. EMU member countries share coordinated economic policies and a common currency. As a result, the economy of Germany may be significantly affected by changes in the economies of the EMU members or other European countries. Challenges related to the rebuilding of infrastructure and unemployment in the former area of East Germany may also impact the economy of Germany. These and other factors could have a negative impact on a Fund’s performance.

Investments in India. The India Earnings Fund invests primarily in companies organized in India. Investments in India may be more volatile and less liquid and may offer higher potential for gains and losses than investments in more developed markets. Economic and political structures in India may lack the stability of those of more developed nations. Unanticipated political or social developments in India and surrounding regions may affect the value of a Fund’s investments and the value of Fund shares. Although the government has recently begun to institute economic reform policies, there can be no assurance that it will continue to pursue such policies or, if it does, that such policies will succeed. Monsoons and other natural disasters in India and surrounding regions also can affect the value of Fund investments.

The laws relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. In the past year there have been several significant proposals to tax regulations that could significantly increase the level of taxes on investment. It may be more difficult to obtain a judgment in Indian courts than it is in the United States.

The market for securities in India may be less liquid and transparent than the markets in more developed countries. In addition, strict restrictions on foreign investment may decrease the liquidity of a Fund’s portfolio or inhibit a Fund’s ability to achieve its investment objective. A Fund may be unable to buy or sell securities or receive full value for such securities. Settlement of securities transactions in the Indian subcontinent are subject to risk of loss, may be delayed and are generally less efficient than in the United States. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, a Fund’s ability to redeem Fund shares could become correspondingly impaired. Each of these events could have a negative impact on the liquidity and value of the Fund’s investments. To mitigate these risks, a Fund may maintain a higher cash position than it otherwise would, or a Fund may have to sell more liquid securities which it would not otherwise choose to sell, possibly diluting its return and inhibiting its ability to track its Index.

In recent years, exchange-listed companies in the technology sector and related sectors (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industry in India is comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. These and other factors could have a negative impact on a Fund’s performance.

Investments in Japan. The Japan Hedged Equity Fund, Japan Hedged SmallCap Equity Fund, and the Japan SmallCap Dividend Fund invest primarily in companies organized in Japan, and certain of the International Equity ETFs, such as the International MidCap Dividend Fund and International SmallCap Dividend Fund, may invest in companies organized and listed in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in the Middle East. The Middle East Dividend Fund invests in companies organized and listed in various countries in the Middle East. Countries in the Middle East may be affected by political instability, war or the threat of war, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest. Markets in the Middle East generally have lower trading volumes and greater potential for illiquidity and price volatility than more developed markets. These markets also have a smaller number of issuers and participants and therefore may also be affected to a greater extent by the actions of a small number of issuers and investors. A significant change in cash flows investing in these markets could have a substantial effect on local stock prices. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. They may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of these countries to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. The legal systems in certain Middle Eastern countries may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. The Fund therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than the Fund’s actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain and/or enforce a judgment in a Middle Eastern country. These and other factors could have a negative impact on a Fund’s performance.

Investments in the Netherlands. Certain of the International Equity ETFs, such as the Europe Hedged Equity Fund, may invest in companies organized and listed in the Netherlands. The Netherlands is a member of the EMU. EMU member countries share coordinated policies and a common currency. As a result, the economy of the Netherlands may be significantly affected by changes in the economies of the EMU members or other European countries. These and other factors could have a negative impact on a Fund’s performance.

Investments in Singapore. The economy of Singapore is heavily dependent on international trade and export. Conditions that weaken demand for such products worldwide or in the Asian region could have a negative and significant impact on the Singaporean economy as a whole. In addition, the economy of Singapore may be particularly vulnerable to external market changes because of its smaller size. These and other factors could have a negative impact on a Fund’s performance.

Investments in South Africa. Although South Africa is a developing country with a solid economic infrastructure (in some regards rivaling other developed countries), certain issues, such as unemployment, access to health care, limited economic opportunity, and other financial constraints, continue to present obstacles to full economic development. There can be no assurance that initiatives by the government to address these issues will achieve the desired results. South Africa’s economy is heavily dependent on natural resources and commodity prices. South Africa’s currency may be vulnerable to devaluation. These and other factors could have a negative impact on a Fund’s performance.

Investments in Sweden. Certain of the International Equity ETFs, such as the Europe SmallCap Dividend Fund, may invest in companies organized in Sweden. Sweden’s largest trading partners include the United States, Germany and certain other Western European nations. As a result, the economy of Sweden may be significantly affected by changes in the economies, trade regulations, currency exchange rates, and monetary policies of these trading partners. In addition, Sweden maintains a robust social welfare system, and Sweden’s workforce is highly unionized. As a result, Sweden’s economy may experience, among other things, increased government spending, higher production costs, and lower productivity. These and other factors could have a negative impact on a Fund’s performance.

Investments in Russia. Certain of the International Equity ETFs, such as the Emerging Markets Equity Income Fund, may invest in companies organized in Russia. Investing in securities of Russian companies involves certain considerations not typically associated with investing in securities of U.S. companies or the U.S. Government. These risks include: (i) investment and repatriation controls, which could make it harder for a Fund to track its underlying Index and decrease a Fund’s tax efficiency; (ii) unfavorable action by the Russian government, such as expropriation, dilution, devaluation, or default from excessive taxation; (iii) fluctuations in the currency rate exchange between the Russian ruble and the U.S. dollar; (iv) smaller securities markets with greater price volatility, less liquidity, and fewer issuers with a larger percentage of market capitalization or trading volume than in U.S. markets; (v) continued governmental involvement in and influence over the private sector as Russia undergoes a transition from central control to market-oriented democracy; (vi) less reliable financial information available concerning Russian issuers that may not be prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards; and (vii) unfavorable political and economic developments, social instability, and changes in government policies. In addition, investing in Russian securities involves risks of delayed settlement of portfolio transactions and the loss of a Fund’s ownership rights in its securities due to the Russian system of custody and share registration. Lastly, investments in Russia are subject to the risk that a natural disaster, such as an earthquake, drought, flood, fire or tsunami, could cause a significant adverse impact on the Russian economy. These and other factors could have a negative impact on a Fund’s performance.

Investments in South Korea. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea’s main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. Relations with North Korea could also have a significant impact on the economy of South Korea. These and other factors could have a negative impact on a Fund’s performance.

Investments in Taiwan. Certain of the International Equity ETFs, such as the Emerging Markets SmallCap Dividend Fund, may invest in companies organized and listed in Taiwan. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on a Fund’s performance.

Investments in the United Kingdom. The United Kingdom Hedged Equity Fund invests primarily in companies organized in the United Kingdom, and certain of the International Equity ETFs, such as the Europe SmallCap Dividend Fund, DEFA Fund, DEFA Equity Income Fund, International Dividend ex-Financials Fund, International LargeCap Dividend Fund, and International MidCap Dividend Fund, may invest in companies organized and listed in the United Kingdom. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries. These and other factors could have a negative impact on a Fund’s performance.

PARTICIPATION CERTIFICATES. The Middle East Dividend Fund may invest in participation certificates (“Participation Certificates”) as a substitute for investing directly in securities. These instruments are also referred to as “Participation Notes.” Participation Certificates are certificates or notes issued by banks or broker-dealers and are designed to provide returns corresponding to the performance of an underlying equity security or market. Participation Certificates are subject to the risk that the issuer of the note will default on its obligation, in which case the Fund could lose the entire value of its investment. The use of Participation Certificates can increase tracking error relative to an Index. A holder of a Participation Certificate that is linked to an underlying security may receive any dividends paid in connection with the underlying security. However, a holder of a Participation Certificate does not have voting rights, as the holder would if it owned the underlying security directly. Investing in a Participation Certificate may subject the Fund to counterparty risk. In addition, there can be no assurance that the trading price of a Participation Certificate will be equal to the underlying value of the company or market that it seeks to replicate. The Fund will be relying on the creditworthiness of the counterparty issuing the Participation Certificate and would lose its investment if such counterparty became insolvent. The Fund will have no rights against the issuer of the underlying security. A Participation Certificate may also include transaction costs in addition to those applicable to a direct investment in securities. The markets on which the Participation Certificates are traded may be less liquid than the markets for other securities due to liquidity and transfer restrictions. The markets for Participation Certificates typically are “over the counter” and may be less transparent than the markets for listed securities. This may limit the availability of pricing information and may make it more difficult for the Fund to accurately value its investments in Participation Certificates. This may increase tracking error relative to the Index.

REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in the securities of real estate investment trusts (“REITs”) to the extent allowed by law. The Global ex-U.S. Real Estate Fund generally invests a significant percentage of its assets in REITs. Risks associated with investments in securities of REITs include decline in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash-flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for the favorable U.S. federal income tax treatment available to REITs under the Code and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “triparty” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked-to-market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

SECURITIES LENDING. Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide the Funds with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, money market funds or U.S. government securities at least equal at all times to the market value of the loaned securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. A Fund will generally not have the right to vote securities while they are being loaned.

TRACKING STOCKS. Each Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

FUTURE DEVELOPMENTS. The Trust’s Board of Trustees (the “Board”) may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in each Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for each Fund, except the China Dividend ex-Financials Fund, the proxy voting guidelines of Mellon Capital. The Trust has delegated to Mellon Capital the authority and responsibility for voting proxies on the portfolio securities held by each of these Funds. The Trust has adopted as its proxy voting policies for the China Dividend ex-Financials Fund the proxy voting guidelines of Old Mutual. The Trust has delegated to Old Mutual the authority and responsibility for voting proxies on the portfolio securities held by the China Dividend ex-Financials Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and each Sub-Adviser’s role in implementing such guidelines.

Mellon Capital. Mellon Capital, through its participation on The Bank of New York Mellon (“BNY Mellon”) Corporation’s Proxy Policy Committee (“PPC”), has adopted a proxy voting policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Mellon Capital seeks to act solely in the best financial and economic interest of the applicable client. Mellon Capital will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. It will generally oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. It will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable management to negotiate effectively and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Mellon Capital will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take action on issues. Mellon Capital recognizes its duty to vote proxies in the best interests of its clients. Mellon Capital seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, predetermined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third-party vendor, and without consideration of any client relationship factors. Further, Mellon Capital and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

Proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with Mellon Capital’s voting guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in policies on specific issues. Items that can be categorized under these voting guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under these voting guidelines will be referred to the PPC for discussion and vote. Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Mellon Capital may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process), against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval.

Old Mutual. Old Mutual has adopted a proxy voting policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Old Mutual seeks to act solely in the best financial and economic interest of each client. Old Mutual believes that a company’s management should, on the whole, be committed and incentivized to maximize shareholder value; therefore, Old Mutual generally votes in favor of management’s proposals. If management consistently exhibits behavior that does not maximize shareholder value, management will ultimately be removed by the board and shareholders and replaced with management that will look to maximize shareholder value. So as a general principle, Old Mutual is comfortable that management proposals are strongly aligned with what is in the best financial and economic interests of Old Mutual’s clients and hence Old Mutual votes in favor of management. Old Mutual recognizes its duty to vote proxies in the best interests of its clients. Old Mutual seeks to avoid material conflicts of interest by applying detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts without consideration of any client relationship factors.

Proxy voting proposals are voted in accordance with Old Mutual’s voting guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Old Mutual’s policies on specific issues. With regard to voting proxies of foreign companies, Old Mutual may weigh the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

A complete copy of each Sub-Adviser’s proxy voting policy may be obtained by calling 1-866-909-9473 or by writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds and, when filed, the Form N-PX for the China Dividend ex-Financial Fund,U.S. Dividend Growth Fund, U.S. SmallCap Dividend Growth Fund, Japan Hedged SmallCap Equity Fund, United Kingdom Hedged Equity Fund, and Emerging Markets Dividend Growth Fund, may be obtained at no charge upon request by calling 1-866-909-9473 or by visiting the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the Advisers. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As exchange-traded funds, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Funds, regulations of the Funds’ Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day. A “Business Day” with respect to each Fund is any day on which its respective Listing Exchange is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

Each Fund may disclose on the Fund’s website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to each Fund’s portfolio holdings with no lag time is permitted to personnel of the Advisers, the Fund’s distributor and the Fund’s administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Funds’ Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.wisdomtree.com. Online disclosure of such holdings is publicly available at no charge.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Board reviews the implementation of the Policy on a periodic basis.

DESCRIPTION OF THE WISDOMTREE INDEXES

A description of each WisdomTree Index on which a Fund is based is provided in the relevant Fund’s Prospectus under “Principal Investment Strategies of the Fund” with certain additional details provided below. Additional information about each Index, including the components and weightings of the Indexes, as well as the rules that govern inclusion and weighting in each of the Indexes, is available at www.wisdomtree.com.

WisdomTree Indexes are generally based on selection processes that draw from one of the following five comprehensive, fundamental indexes: (i) the WisdomTree Dividend Index; (ii) the WisdomTree Earnings Index; (iii) the WisdomTree DEFA Index; (iv) the WisdomTree Emerging Markets Dividend Index; and (v) the WisdomTree Global Dividend Index. Eligibility for inclusion in these broad-based baskets is detailed below.

Component Selection Criteria.

WisdomTree U.S. Dividend Indexes: Each WisdomTree U.S. Dividend Index is derived from the WisdomTree Dividend Index. Eligibility requirements for inclusion within the WisdomTree Dividend Index generally includes: (i) incorporation in the United States; (ii) listing on the NYSE, NASDAQ Global Market or related exchanges; (iii) payment of regular cash dividends on shares of common stock in the 12 months preceding the annual rebalance, which takes place in December; (iv) market capitalization of at least $100 million as of the Index rebalance; (v) average daily dollar volume of at least $100,000 for three months preceding the Index rebalance; and (vi) companies need to have a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million. Common stocks, REITs, tracking stocks, and holding companies are eligible for inclusion in each Index. Limited partnerships, limited liability companies, mortgage REITS, royalty trusts, preferred stocks, closed-end funds, ETFs, and derivative securities, such as warrants and rights, are not eligible.

WisdomTree U.S. Earnings Indexes: Each WisdomTree U.S. Earnings Index is derived from the WisdomTree Earnings Index. Eligibility requirements for inclusion within the WisdomTree Earnings Index generally includes: (i) incorporation in the United States; (ii) listing on the NYSE, NASDAQ Global Market or related exchanges; (iii) market capitalization of at least $100 million as of the Index rebalance; (iv) average daily dollar volume of at least $200,000 for each of the six months preceding the Index rebalance; (v) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; (vi) a P/E ratio of at least 2x as of the Index rebalance; and (vii) generation of positive earnings on a cumulative basis in the most recent four quarters preceding the annual Index rebalance. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. Common stocks, tracking stocks, and holding companies are eligible for inclusion. REITs, ADRs, GDRs, EDRs and NVDRs are excluded, as are limited partnerships, limited liability companies, royalty trusts, preferred stocks, closed-end funds and ETFs. Derivative securities, such as warrants and rights, are not eligible.

WisdomTree Developed International Dividend Indexes: Each WisdomTree Developed International Dividend Index is derived from the WisdomTree DEFA Index. Eligibility requirements for inclusion within the WisdomTree DEFA Index generally includes: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, New Zealand, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock in the annual cycle prior to the annual Index rebalance; (iii) market capitalization of at least $100 million as of the Index rebalance; (iv) average daily dollar volume of at least $100,000 for three months preceding the Index rebalance; (v) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; and (vi) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million. Common stocks, REITs, tracking stocks, and holding companies are eligible for inclusion in each Index. Limited partnerships, limited liability companies, mortgage REITS, royalty trusts, preferred stocks, closed-end funds, ETFs, and derivative securities, such as warrants and rights, are not eligible.

WisdomTree Emerging Markets Dividend Indexes: Each of the WisdomTree Emerging Markets Indexes is derived from the WisdomTree Emerging Markets Dividend Index. Eligibility requirements for inclusion within the WisdomTree Emerging Markets Dividend Index generally includes: (i) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual rebalance in June; (ii) market capitalization of at least $200 million as of the Index rebalance; (iii) average daily trading volume of at least $200,000 for each of the six months preceding the Index rebalance; (iv) a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million; (v) incorporation within one of 17 emerging market nations (Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey); and (vi) trading of at least 250,000 shares per month for each of the six months preceding the annual Index rebalance. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million. Specific country restrictions include: (i) with respect to China, only companies incorporated in China and that trade on the Hong Kong Stock Exchange are eligible for inclusion; (ii) in India, only securities whose foreign ownership restrictions have yet to be breached are eligible for inclusion within the Index; and (iii) Russia: ADRs or GDRs are used. ADRs and GDRs are not used for companies within any other countries. Passive foreign investment companies, limited partnerships, limited liability companies, royalty trusts, preferred stock, rights, and other derivative securities are all excluded.

WisdomTree Global Dividend Indexes: Each WisdomTree Global Index is derived from the WisdomTree Global Dividend Index. The WisdomTree Global Dividend Index consists of companies included in WisdomTree’s three primary dividend indexes: in the United States, the WisdomTree Dividend Index; in the developed world, the WisdomTree DEFA Index; and in the emerging markets, the WisdomTree Emerging Markets Dividend Index. Companies are weighted in the Index based on annual cash dividends paid. As of the annual Index rebalance, companies with market capitalizations of at least $2 billion are ranked by dividend yield and those companies in the top 30% by dividend yield are selected for inclusion in the WisdomTree Global Dividend Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual Index rebalance but remains ranked in the top 35% by dividend yield, the company will remain in the Index. Companies in the Index must have a calculated volume factor (the average daily trading volume for three months preceding the Index rebalance divided by the weight of the security in the Index) that is greater than $200 million. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index rebalance, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

Annual Index Rebalance. The WisdomTree Indexes are “rebalanced” or “reconstituted” on an annual basis. New securities are added to the Indexes only during the annual rebalance. The annual rebalance of the U.S. Dividend and Earnings Indexes takes place in December of each year, except that the annual rebalance of the WisdomTree LargeCap Value Index takes place in April. The annual rebalance of the International Indexes takes place in June of each year, except that the annual rebalance of the WisdomTree India Earnings Index takes place in September of each year.

During the annual rebalance, securities are screened to determine whether they comply with WisdomTree’s proprietary Index methodology and are eligible to be included in an Index. This date is sometimes referred to as the “Index measurement date” or the “Screening Point.” Based on this screening, securities that meet Index requirements are added to the applicable Index, and securities that do not meet such requirements are dropped from the applicable Index. In response to market conditions, security and sector weights may fluctuate above or below a specified cap between annual Index rebalance dates.

The approximate number of components of each Index are disclosed herein as of June 30, 2013.

Name of WisdomTree Index	Approximate Number of Components
WisdomTree Dividend Index	1,324
WisdomTree Equity Income Index	368
WisdomTree Dividend ex-Financials Index	82
WisdomTree LargeCap Dividend Index	298
WisdomTree MidCap Dividend Index	369
WisdomTree SmallCap Dividend Index	657
WisdomTree U.S. Dividend Growth Index	297
WisdomTree U.S. SmallCap Dividend Growth Index	170
WisdomTree Earnings Index	2,031
WisdomTree Earnings 500 Index	501
WisdomTree MidCap Earnings Index	613
WisdomTree SmallCap Earnings Index	918
WisdomTree LargeCap Value Index	297
WisdomTree DEFA Index	2,260
WisdomTree DEFA Equity Income Index	659
WisdomTree International LargeCap Dividend Index	300
WisdomTree International MidCap Dividend Index	662
WisdomTree International SmallCap Dividend Index	1,291

Name of WisdomTree Index	Approximate Number of Components
WisdomTree International Dividend ex-Financials Index	90
WisdomTree Europe SmallCap Dividend Index	290
WisdomTree Australia Dividend Index	66
WisdomTree Japan SmallCap Dividend Index	611
WisdomTree Japan Hedged Equity Index	345
WisdomTree Japan Hedged SmallCap Equity Index	654
WisdomTree Europe Hedged Equity Index	129
WisdomTree United Kingdom Hedged Equity Index	140
WisdomTree Global Equity Income Index	749
WisdomTree Global ex-U.S. Growth Index	300
WisdomTree Asia Pacific ex-Japan Index	300
WisdomTree Commodity Country Equity Index	160
WisdomTree Global Natural Resources Index	100
WisdomTree Global ex-U.S. Utilities Index	100
WisdomTree Global ex-U.S. Real Estate Index	205
WisdomTree China Dividend ex-Financials Index	69
WisdomTree Emerging Markets Dividend Growth Fund	253
WisdomTree Emerging Markets Equity Income Index	382
WisdomTree Emerging Markets SmallCap Dividend Index	695
WisdomTree Middle East Dividend Index	74
WisdomTree India Earnings Index	220

Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. To the extent reasonably practicable, such changes will be announced at least two days prior to their implementation.

For each Index, except the WisdomTree China Dividend ex-Financials Index, should any company achieve a weighting equal to or greater than 24% of the Index, its weighting will be reduced at the close of the current calendar quarter, and other components in the Index will be rebalanced. Should any company achieve a weighting equal to or greater than 20% of the WisdomTree China Dividend ex-Financials Index, its weighting will be reduced at the close of the current calendar quarter to the initial 10% cap, and other components in the Index will be rebalanced. Moreover, for each Index, should the collective weight of Index component securities whose individual current weights equal or exceed 5% of an Index, when added together, exceed 50% of such Index, the weightings in those component securities will be reduced so that their collective weight equals 40% of the Index as of the close of the current calendar quarter, and other components in the Index will be rebalanced.

Index Availability: Most WisdomTree Indexes are calculated and disseminated throughout each day the NYSE is open for trading. Certain exceptions are calculated only on an end-of-day basis due to differences in time zone and the fact that these markets are not open during the NYSE’s market hours. These specific exceptions include: (i) WisdomTree Asia Pacific ex-Japan Index; (ii) WisdomTree Australia Dividend Index; (iii) WisdomTree Middle East Dividend Index; (iv) WisdomTree India Earnings Index (v) WisdomTree Japan Hedged Equity Index; (vi) WisdomTree Japan SmallCap Dividend Index; and (vii) WisdomTree China Dividend ex-Financials Index.

Changes to the Index Methodology. The WisdomTree Indexes are governed by published, rules-based methodologies. Changes to a methodology will be publicly disclosed at www.wisdomtree.com/etfs/index-notices.aspx prior to implementation. Sixty days’ notice will be given prior to the implementation of any such change.

Index Calculation Agent. In order to minimize any potential for conflicts caused by the fact that WisdomTree Investments and its affiliates act as Index provider and investment adviser to the Funds, WisdomTree Investments has retained an unaffiliated third party to calculate each Index (the “Calculation Agent”). The Calculation Agent, using the applicable rules-based methodology, will calculate, maintain and disseminate the Indexes on a daily basis. WisdomTree Investments will monitor the results produced by the Calculation Agent to help ensure that the Indexes are being calculated in accordance with the applicable rules-based methodology. In addition, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent non-public information about pending changes to the Indexes from being used or disseminated in an improper manner. Furthermore,

WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Funds’ portfolio strategies and to prevent the Funds’ portfolio managers from having any influence on the construction of the Index methodologies.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in each Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

Each Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days’ prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

Each Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that each Fund’s underlying Index concentrates in the securities of a particular industry or group of industries.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act.

This means that no more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund’s investment policies.

Non-Fundamental Policies. The following investment policy is not fundamental and may be changed without shareholder approval.

Each applicable Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund’s name, including investments that are tied economically to the particular country or geographic region suggested by the Fund’s name. If, subsequent to an investment, the 80% requirement is no longer met, such Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Funds’ distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Funds and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisers, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Advisers are responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of a Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objectives, strategies and risks of the Fund. Additionally, the Fund’s Adviser and Sub-Adviser provide the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s CCO and the Fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew any Advisory Agreements and Sub-Advisory Agreements with the Adviser and Sub-Advisers, respectively, the Board meets with the Adviser and Sub-Advisers to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect a Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to a Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Funds’ Adviser, Sub-Advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, birth years, positions with the Trust, term of office, number of portfolios overseen, and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st floor, New York, New York 10017

The Chairman of the Board, Victor Ugolyn, is not an interested person of the Funds as that term is defined in the 1940 Act. The Board is composed of a super-majority (75 percent) of Trustees who are not interested persons of the Funds (i.e., “Independent Trustees”). There is an Audit Committee and Governance and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Funds have determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Funds made this determination in consideration of, among other things, the fact that the Independent Trustees of the Funds constitute a super-majority of the Board, the assets under management of the Funds, the number of Funds overseen by the Board, the total number of Trustees on the Board, and the fact that an Independent Trustee serves as Chair of the Board.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, New York 10017.

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee, 2005 – present; President, 2005-present	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	52	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management
Trustees Who Are Not Interested Persons of the Trust

Joel Goldberg* (1945)	Trustee, 2012 – present	Attorney, Partner at Stroock & Stroock & Lavan LLP, 2010 to present; Attorney, Partner at Willkie Farr & Gallagher LLP, 2006 to 2010.	52	None

Toni Massaro** (1955)	Trustee, 2006 – present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	52	None

Victor Ugolyn (1947)	Trustee, 2006 – present; Chairman of the Board of Trustees, 2006-present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	52	Member of the Board of Directors of New York Society of Security Analysts; Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame.
Officers of the Trust

Jonathan Steinberg*** (1964)	President, 2005 –present; Trustee, 2005 – present	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	52

David Castano*** (1971)	Treasurer, 2013 –present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011; Vice President of Legg Mason & Co. and served as Treasurer from 2010 to 2011 and Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.; Assistant Treasurer of Lord Abbett mutual funds from 2004 to 2006.	52

Ryan Louvar*** (1972)	Secretary and Chief Legal Officer, 2013 – present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	52

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years

Sarah English*** (1977)	Assistant Secretary, 2013 – present	Counsel, WisdomTree Asset Management, Inc. since 2010; Attorney, NYFIX, Inc. 2006 to 2009.	52

Terry Jane Feld*** (1960)	Chief Compliance Officer, 2012 – present	Chief Compliance Officer WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management, Inc. since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	52

*	Chair of the Governance and Nominating Committee.
**	Chair of the Audit Committee.
***	Elected by and serves at the pleasure of the Board.
+	As of August 1, 2013.

Audit Committee. Each Independent Trustee, except Joel Goldberg, is a member of the Trust’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The Independent Trustees’ independent legal counsel assists the Audit Committee in connection with these duties. During the fiscal year ended March 31, 2013, the Audit Committee held seven meetings.

Governance and Nominating Committee. Each Independent Trustee is also a member of the Trust’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Governance and Nominating Committee may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. During the fiscal year ended March 31, 2013, the Governance and Nominating Committee held three meetings.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Trust and the Funds provided by management, to identify and request other information he or she may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise his or her business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Steinberg should serve as Trustee of the Funds because of the experience he has gained as President, Chief Executive Officer and director of WisdomTree Investments, his knowledge of and experience in the financial services industry, and the experience he has gained serving as Trustee of the Trust since 2005.

The Trust has concluded that Mr. Goldberg should serve as Trustee of the Funds because of the experience he has gained as a member of the staff of the SEC, including serving as Director of the SEC’s Division of Investment Management, as well as his experience as legal counsel for many mutual funds, investment advisers, and independent directors.

The Trust has concluded that Ms. Massaro should serve as Trustee of the Funds because of the experience she has gained as a law professor, dean and advisor at various universities, and the experience she has gained serving as Trustee of the Trust since 2006.

The Trust has concluded that Mr. Ugolyn should serve as Trustee of the Funds because of the experience he gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry, his service as chairman for another mutual fund family, and the experience he has gained serving as Trustee of the Trust since 2006.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Interested Trustee
Jonathan L. Steinberg	SmallCap Dividend Fund	$10,001-$50,000	Over $100,000
	SmallCap Earnings Fund	$50,001-$100,000
	Global Equity Income Fund	$10,001-$50,000
	Emerging Markets Equity Income Fund	$50,001-$100,000
Independent Trustees
Joel H. Goldberg**	Commodity Country Equity Fund	$50,001-$100,000	Over $100,000

Toni M. Massaro	LargeCap Dividend Fund	$10,001-$50,000	Over $100,000
	Equity Income Fund	$10,001-$50,000

Victor Ugolyn	LargeCap Dividend Fund	$10,001-$50,000	$50,001-$100,000
	International LargeCap Dividend Fund	$10,001-$50,000

*	These values are based on the Trustees’ ownership as of December 31, 2012.
**	Joel Goldberg was appointed to the Board on October 5, 2012.

Board Compensation. The following table sets forth the compensation paid by the Trust to each Trustee for the fiscal year ended March 31, 2013.

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or RetirementBenefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex*
Jonathan Steinberg	$0	None	None	$0

Name of Independent Trustee	Aggregate Compensation from the Trust	Pension or RetirementBenefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex*
Gregory Barton**	$80,240	None	None	$80,240
Joel Goldberg***	$81,888	None	None	$81,888
Toni Massaro	$161,700	None	None	$161,700
Victor Ugolyn	$220,500	None	None	$220,500

*	The Trust is the only trust in the “Fund Complex.”
**	Gregory Barton resigned from the Board on October 5, 2012.
***	Joel Goldberg was appointed to the Board on October 5, 2012.

Trustees and officers of the Trust collectively owned less than 1% of each of the Trust’s outstanding shares as of June 30, 2013.

Control Persons and Principal Holders of Securities.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company participants (“DTC Participants”), as of June 30, 2013, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below. The United Kingdom Hedged Equity Fund and Japan Hedged SmallCap Equity Fund launched on June 28, 2013, and there were no record owners of 5% or more of either Fund’s outstanding shares as of June 30, 2013. The U.S. SmallCap Dividend Growth Fund launched on July 25, 2013, and the Emerging Markets Dividend Growth Fund launched on August 1, 2013, and there were no record owners of 5% or more of either Fund’s outstanding shares as of June 30, 2013.

Fund Name	Participant Name	Percentage of Ownership
WisdomTree DEFA Fund	CHARLES SCHWAB & CO., INC. 2423 EAST LINCOLN DRIVE PHOENIX, AZ 85016-1215	14.46%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	5.79%

	UBS FINANCIAL SERVICES INC. 1200 HARBOR BOULEVARD WEEHAWKEN, NJ 07086	15.26%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	8.64%

	TD AMERITRADE CLEARING, INC. 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	10.32%

Fund Name	Participant Name	Percentage of Ownership

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE, FL 32246	6.16%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST. 6th FLOOR BALTIMORE, MD 21231	15.08%

WisdomTree DEFA Equity Income Fund	CHARLES SCHWAB & CO., INC.2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	17.62%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	5.32%

	FIFTH THIRD BANK MAIL DROP 1MOB2D 5001 KINGSLEY DRIVE CINCINNATI, OH 45227	7.04%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE, FL 32246	9.49%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	8.52%

	BANK OF AMERICA, NA/GWIM TRUST OPERATIONS 1201 MAIN STREET 10TH FLOOR DALLAS, TX 75202	12.90%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST. 6th FLOOR BALTIMORE, MD 21231	6.72%

	TD AMERITRADE CLEARING, INC. 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	5.57%

Fund Name	Participant Name	Percentage of Ownership

WisdomTree Australia Dividend Fund	CHARLES SCHWAB & CO., INC 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	13.85%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 4804 DEAR LAKE DRIVE E JACKSONVILLE, FL 32246	6.34%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE, FL 32246	6.95%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	13.72%

	PERSHING LLC ONE PERSHING PLAZA JERSEY CITY, NJ 07399	5.97%

	TD AMERITRADE CLEARING, INC. 1005 N AMERITRADE PLACE BELLEVUE, NE 68005	6.68%

	JANNEY MONTGOMERY SCOTT LLC 1801 MARKET STREET, 9TH FLOOR PHILADELPHIA, PA 19103-1675	5.00%

WisdomTree Asia Pacific ex-Japan Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	17.84%

	FIRST CLEARING, LLC 2801 MARKET STREET H0006-09B ST. LOUIS, MO 63103	6.36%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE, FL 32246	5.50%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET 6th FLOOR BALTIMORE MD 21231	10.15%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	17.37%

	PERSHING LLC ONE PERSHING PLAZA JERSEY CITY, NJ 07399	12.08%

WisdomTree Global Equity Income Fund	BROWN BROTHERS HARRIMAN & CO. 525 WASHINGTON BLVD. JERSEY CITY, NJ 07310	8.03%

Fund Name	Participant Name	Percentage of Ownership

	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	15.76%

	FIRST CLEARING, LLC 2801 MARKET STREET H0006-09BST. LOUIS, MO 63103	7.35%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE, FL 32246	13.97%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET 6th FLOOR BALTIMORE, MD 21231	8.90%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	12.52%

WisdomTree Europe SmallCap Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	19.22%

	FIRST CLEARING, LLC 2801 MARKET STREET H0006-09B ST. LOUIS, MO 63103	5.85%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET 6th FLOOR BALTIMORE, MD 21231	15.08%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	18.94%

WisdomTree Japan Hedged Equity Fund	THE BANK OF NEW YORK MELLON 525 WILLIAM PENN PLACE SUITE 153-0400 PITTSBURGH, PA 15259	5.68%

	BROWN BROTHERS HARRIMAN & CO. 525 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	14.51%

	BROWN BROTHERS HARRIMAN & CO. 525 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	16.35%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE, FL 32246	5.81%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET 6th FLOOR BALTIMORE, MD 21231	6.80%

Fund Name	Participant Name	Percentage of Ownership

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	5.50%

WisdomTree Global ex-U.S. Growth Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	24.31%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 4804 DEAR LAKE DRIVE E JACKSONVILLE, FL 32246	5.03%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST. 6th FLOOR BALTIMORE, MD 21231	5.67%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	9.51%

	RELIANCE TRUST COMPANY 1100 ABERNATHY ROAD 500 NORTHPARK BUILDING SUITE 400 ATLANTA, GA 30328	17.82%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	9.42%

	RAYMOND JAMES & ASSOCIATES, INC. 880 CARILION PARKWAY ST. PETERSBURG, FL 33716	5.20%

WisdomTree Japan SmallCap Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	13.19%

	CITIBANK, N.A. 3801 CITIBANK CENTER B/3RD FLOOR/ZONE 12 TAMPA, FL 33610	22.09%

	LPL FINANCIAL CORPORATION 9785 TOWNE CENTRE DRIVE SAN DIEGO, CA 92121-1968	8.29%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE, FL 32246	5.29%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET 6th FLOOR BALTIMORE, MD 21231	5.15%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	12.37%

Fund Name	Participant Name	Percentage of Ownership

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	5.37%

WisdomTree International LargeCap Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	14.81%

	FIRST CLEARING, LLC 2801 MARKET STREET H0006-09B ST. LOUIS, MO 63103	10.32%

	MANUFACTURERS AND TRADERS TRUST COMP ONE M&T PLAZA-8TH FLOOR BUFFALO, NY 14203	5.04%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST. 6th FLOOR BALTIMORE, MD 21231	8.19%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	7.76%

	PERSHING LLC ONE PERSHING PLAZA JERSEY CITY, NJ 07399	6.50%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	19.58%

	UBS FINANCIAL SERVICES INC. 1200 HARBOR BOULEVARD WEEHAWKEN, NJ. 07086	5.62%

WisdomTree International Dividend ex-Financials Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	33.19%

	FIRST CLEARING, LLC 2801 MARKET STREET H0006-09B ST. LOUIS, MO 63103	5.67%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE, FL 32246	8.66%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET. 6th FLOOR BALTIMORE, MD 21231	9.77%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD. JERSEY CITY, NJ 07310	7.03%

Fund Name	Participant Name	Percentage of Ownership

WisdomTree International MidCap Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	26.72%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST. 6th FLOOR BALTIMORE, MD 21231	6.72%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	20.80%

	THE NORTHERN TRUST COMPANY 801 S CANAL STREET ATTN: CAPITAL STRUCTURES-C1N CHICAGO, IL 60607	5.26%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	6.45%

WisdomTree International SmallCap Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	23.99%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	15.75%

	SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE OAKS, PA 19456	6.55%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	12.32%

	VANGUARD MARKETING CORPORATION 100 VANGUARD BOULEVARD MALVERN, PA 19355	5.07%

WisdomTree Emerging Markets Equity Income Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	16.01%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE , FL 32246	7.03%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET 6th FLOOR BALTIMORE, MD 21231	14.34%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	8.24%

Fund Name	Participant Name	Percentage of Ownership

WisdomTree Emerging Markets SmallCap Dividend Fund	BANK OF AMERICA, NA/GWIM TRUST OPERATIONS 1201 MAIN STREET 9TH FLOOR DALLAS, TX 75202	8.71%

	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	13.83%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	14.24%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	8.75%

WisdomTree India Earnings Fund	THE BANK OF NEW YORK MELLON/MELLON T 525 WILLIAM PENN PLACE SUITE 153-0400 PITTSBURGH, PA 15259	7.38%

	BROWN BROTHERS HARRIMAN & CO. 525 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	13.80%

	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	5.03%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST. 6th FLOOR BALTIMORE, MD 21231	5.17%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	5.03%

	STATE STREET BANK AND TRUST COMPANY 1776 HERITAGE DRIVE NORTH QUINCY, MA 02171	8.56%

WisdomTree Middle East Dividend Fund	BROWN BROTHERS HARRIMAN & CO. 525 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	13.80%

	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	17.02%

	KNIGHT CAPITAL AMERICAS LLC 545 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	8.32%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	13.23%

Fund Name	Participant Name	Percentage of Ownership

	TD AMERITRADE CLEARING, INC. 1005 N AMERITRADE PLACE BELLEVUE, NE 68005	11.97%

WisdomTree Total Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	14.53%

	LPL FINANCIAL CORPORATION 9785 TOWNE CTR DRIVE SAN DIEGO, CA 92121-1968	5.84%

	FIRST CLEARING, LLC 2801 MARKET STREET H0006-09B ST. LOUIS, MO 63103	5.22%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE. E. JACKSONVILLE, FL 32246	9.31%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST. 6th FLOOR BALTIMORE, MD 21231	10.58%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	12.04%

	PERSHING LLC ONE PERSHING PLAZA JERSEY CITY, NJ 07399	7.40%

	TD AMERITRADE CLEARING, INC. 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	7.13%

WisdomTree Equity Income Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	21.80%

	FIRST CLEARING, LLC 2801 MARKET STREET H0006-09B ST. LOUIS, MO 63103	9.60%

	MERRILL LYNCH, PIERCE FEENER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE JACKSONVILLE, FL 32246	8.77%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST. 6th FLOOR BALTIMORE, MD 21231	12.35%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	11.93%

Fund Name	Participant Name	Percentage of Ownership

	PERSHING LLC ONE PERSHING PLAZA JERSEY CITY, NJ 07399	6.00%

	TD AMERITRADE CLEARING, INC. 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	5.95%

WisdomTree Dividend ex-Financials Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	22.82%

	FIRST CLEARING, LLC 2801 MARKET STREET H0006-09B ST. LOUIS, MO 63103	6.42%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE JACKSONVILLE, FL 32246	6.66%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET 6th FLOOR BALTIMORE, MD 21231	7.79%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	14.45%

	PERSHING LLC ONE PERSHING PLAZA JERSEY CITY, NJ 07399	6.48%

	UBS FINANCIAL SERVICES INC. 1200 HARBOR BOULEVARD WEEHAWKEN, NJ. 07086	6.21%

WisdomTree LargeCap Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	14.76%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE, FL 32246	5.75%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST. 6th FLOOR BALTIMORE, MD 21231	10.36%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	9.11%

	PNC BANK, NATIONAL ASSOCIATION 8800 TINICUM BLVD MAILSTOP F6-F266-02-2 PHILADELPHIA, PA 19153	8.35%

Fund Name	Participant Name	Percentage of Ownership

	ROBERT W. BAIRD & CO. INCORPORATED 777 E. WISCONSIN AVENUE, 9TH FLOOR MILWAUKEE, WI 53202	8.74%

	RAYMOND JAMES & ASSOCIATES, INC. 880 CARILION PARKWAY ST. PETERSBURG, FL 33716	5.82%

WisdomTree MidCap Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	21.07%

	FIRST CLEARING, LLC 2801 MARKET STREET H0006-09B ST. LOUIS, MO 63103	9.34%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE, FL 32246	7.16%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET 6th FLOOR BALTIMORE, MD 21231	11.19%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	10.57%

	PERSHING LLC ONE PERSHING PLAZA JERSEY CITY, NJ 07399	5.93%

	UBS FINANCIAL SERVICES INC. 1200 HARBOR BOULEVARD WEEHAWKEN, NJ 07086	6.56%

	AMERICAN ENTERPRISE INVESTMENT SERVICES 901 3RD AVE SOUTH MINNEAPOLIS, MN 55474	5.23%

	TD AMERITRADE CLEARING, INC. 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	6.53%

WisdomTree SmallCap Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	26.21%

	FIRST CLEARING, LLC 2801 MARKET STREET H0006-09B ST. LOUIS, MO 63103	7.50%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE. E. JACKSONVILLE, FL 32246	7.04%

Fund Name	Participant Name	Percentage of Ownership

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET 6th FLOOR BALTIMORE, MD 21231	9.57%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	13.61%

	PERSHING LLC ONE PERSHING PLAZA JERSEY CITY, NJ 07399	5.59%

	UBS FINANCIAL SERVICES INC. 1200 HARBOR BOULEVARD WEEHAWKEN, NJ. 07086	6.60%

WisdomTree Total Earnings Fund	THE BANK OF NEW YORK MELLON/MELLON T 525 WILLIAM PENN PLACE SUITE 153-0400 PITTSBURGH, PA 15259	18.64%

	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	6.49%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	29.86%

	PERSHING LLC ONE PERSHING PLAZA JERSEY CITY, NJ 07399	6.41%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 4804 DEAR LAKE DRIVE E JACKSONVILLE, FL 32246	11.38%

WisdomTree Earnings 500 Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	14.52%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 4804 DEAR LAKE DRIVE E JACKSONVILLE, FL 32246	5.57%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST. 6th FLOOR BALTIMORE, MD 21231	9.93%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	11.48%

	REGIONS BANK 1901 6TH AVENUE N. BIRMINGHAM, AL 35203	7.43%

Fund Name	Participant Name	Percentage of Ownership

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	14.32%

WisdomTree MidCap Earnings Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	28.99%

	LPL FINANCIAL CORPORATION 9785 TOWNE CTR DRIVE SAN DIEGO, CA 92121-1968	5.93%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	13.80%

	PERSHING LLC ONE PERSHING PLAZA JERSEY CITY, NJ 07399	5.80%

	TD AMERITRADE CLEARING, INC. 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	5.91%

WisdomTree SmallCap Earnings Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	27.65%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	13.74%

	PERSHING LLC ONE PERSHING PLAZA JERSEY CITY, NJ 07399	8.10%

	TD AMERITRADE CLEARING, INC. 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	10.45%

WisdomTree LargeCap Value Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	6.90%

	AMERICAN ENTERPRISE INVESTMENT SERVICES 901 3RD AVE SOUTH MINNEAPOLIS, MN 55474	6.56%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 4804 DEAR LAKE DRIVE E JACKSONVILLE, FL 32246	16.56%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE, FL 32246	9.32%

Fund Name	Participant Name	Percentage of Ownership

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	7.50%

	PERSHING LLC ONE PERSHING PLAZA JERSEY CITY, NJ 07399	7.02%

	RBC CAPITAL MARKETS, LLC 510 MARQUETTE AVE SOUTH MINNEAPOLIS, MN 55402	7.69%

	TD AMERITRADE CLEARING, INC. 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	14.82%

WisdomTree U.S. Dividend Growth Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	12.61%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE, FL 32246	7.31%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET 6th FLOOR BALTIMORE, MD 21231	34.31%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	13.54%

WisdomTree Commodity Country Equity Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	11.33%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	8.83%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 4804 DEAR LAKE DRIVE E JACKSONVILLE, FL 32246	7.72%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE, FL 32246	5.33%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET 6th FLOOR BALTIMORE, MD 21231	6.17%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	18.79%

Fund Name	Participant Name	Percentage of Ownership

	TD AMERITRADE CLEARING, INC. 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	6.48%

WisdomTree Europe Hedged Equity Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	10.13%

	BROWN BROTHERS HARRIMAN & CO. 525 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	6.70%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE, FL 32246	7.87%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET 6th FLOOR BALTIMORE, MD 21231	12.50%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	6.16%

	GOLDMAN, SACHS & CO 30 HUDSON STREET PROXY DEPARTMENT JERSEY CITY, NJ 07302	7.34%

	ROBERT W. BAIRD & CO. INCORPORATED 777 E. WISCONSIN AVENUE, 19TH FLOOR MILWAUKEE, WI 53202	11.82%

	RAYMOND JAMES & ASSOCIATES, INC. 880 CARILION PARKWAY ST. PETERSBURG, FL 33716	7.98%

WisdomTree Global Natural Resources Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	15.26%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	7.28%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE, FL 32246	6.48%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET 6th FLOOR BALTIMORE, MD 21231	7.34%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	13.03%

Fund Name	Participant Name	Percentage of Ownership

	TD AMERITRADE CLEARING, INC. 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	8.23%

WisdomTree Global ex-U.S. Utilities Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	9.71%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	8.08%

	MERRILL LYNCH, PIERCE, FENNER & SMITH C/O MERRILL LYNCH CORPORATE ACTIONS 4804 DEER LAKE DRIVE E. JACKSONVILLE, FL 32246	30.49%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET 6th FLOOR BALTIMORE, MD 21231	5.51%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	11.34%

WisdomTree Global ex-U.S. Real Estate Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	15.67%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET 6th FLOOR BALTIMORE, MD 21231	14.11%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310	17.32%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	6.22%

	TD AMERITRADE CLEARING, INC. 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	9.04%

WisdomTree China Dividend ex-Financials Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	9.64%

	LPL FINANCIAL CORPORATION 9785 TOWNE CTR DRIVE SAN DIEGO, CA 92121-1968	5.62%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 4804 DEAR LAKE DRIVE E JACKSONVILLE, FL 32246	11.51%

	MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST. 6th FL BALTIMORE, MD 21231	7.99%

Fund Name	Participant Name	Percentage of Ownership

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BOULEVARD JERSEY CITY, NJ 07310\	25.19%

	SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE OAKS, PA 19456	5.09%

Investment Adviser. WisdomTree Asset Management serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust and WisdomTree Asset Management (the “Investment Advisory Agreement”). WisdomTree Asset Management is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 380 Madison Avenue, 21st Floor, New York, New York 10017.

Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the overall management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate.

Each Fund pays WisdomTree Asset Management the Management Fee, based on a percentage of the Fund’s average daily net assets, indicated below.

Name of Fund	Management Fee
Total Dividend Fund	0.28%
Equity Income Fund	0.38%
Dividend ex-Financials Fund	0.38%
LargeCap Dividend Fund	0.28%
MidCap Dividend Fund	0.38%
SmallCap Dividend Fund	0.38%
U.S. Dividend Growth Fund	0.28%
U.S. SmallCap Dividend Growth Fund	0.38%
Total Earnings Fund	0.28%
Earnings 500 Fund	0.28%
MidCap Earnings Fund	0.38%
SmallCap Earnings Fund	0.38%
LargeCap Value Fund	0.38%
DEFA Fund	0.48%
DEFA Equity Income Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
International Dividend ex-Financials Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Australia Dividend Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%
Europe Hedged Equity Fund	0.58%*
United Kingdom Hedged Equity Fund	0.48%
Global Equity Income Fund	0.58%
Global ex-U.S. Growth Fund	0.58%
Asia Pacific ex-Japan Fund	0.48%
Commodity Country Equity Fund	0.58%
Global Natural Resources Fund	0.58%
Global ex-U.S. Utilities Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%

Name of Fund	Management Fee
China Dividend ex-Financials Fund	0.63%
Emerging Markets Dividend Growth Fund	0.63%
Emerging Markets Equity Income Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Middle East Dividend Fund	0.88%*
India Earnings Fund	0.83%*

*	On June 29, 2012, shareholders of the Europe Hedged Equity Fund (formerly, International Hedged Equity Fund) and Middle East Dividend Fund approved new advisory fees of 0.58% and 0.88%, respectively. On August 8, 2012, shareholders of the India Earnings Fund approved a new advisory fee of 0.83%. Like the other WisdomTree Funds, under the new fee arrangement, the Adviser is responsible for paying all Fund expenses except for certain expenses, such as distribution fees and extraordinary expenses. Prior to the respective shareholder approval date, the advisory fee was 0.48% for the Europe Hedged Equity Fund and 0.68% for the Middle East Dividend Fund and the India Earnings Fund, but the advisory fee did not cover other Fund expenses, and total operating expenses were capped at 0.58%, 0.88% and 0.88%, respectively.

With respect to each Fund, except for the U.S. Dividend Growth Fund, U.S. SmallCap Dividend Growth Fund, Japan Hedged SmallCap Equity Fund, United Kingdom Hedged Equity Fund, and Emerging Markets Dividend Growth Fund, pursuant to the investment advisory agreement WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WisdomTree Asset Management. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WisdomTree Asset Management.

With respect to the U.S. Dividend Growth Fund, U.S. SmallCap Dividend Growth Fund, Japan Hedged SmallCap Equity Fund,United Kingdom Hedged Equity Fund, and Emerging Markets Dividend Growth Fund, pursuant to the investment advisory agreement WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WisdomTree Asset Management. The internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WisdomTree Asset Management.

Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of the Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The India Portfolio, a wholly-owned subsidiary of the India Earnings Fund through which the Fund invests a portion of its assets, is advised by WisdomTree Asset Management. WisdomTree Asset Management does not receive any additional compensation for advising the India Portfolio.

For the following periods, the Adviser received the following fees:

Nabme	Commencement of Operations	Advisory Fee Period Ended March 31, 2011	Advisory Fee Period Ended March 31, 2012	Advisory Fee Period Ended March 31, 2013
Total Dividend Fund	6/16/06	$403,944	$528,147	$800,414
Equity Income Fund	6/16/06	581,824	1,073,575	2,013,065
DEFA Fund	6/16/06	2,002,326	1,900,693	1,948,316
DEFA Equity Income Fund	6/16/06	712,087	830,776	1,017,704
Australia Dividend Fund	6/16/06	455,481	332,196	382,591
Asia Pacific ex-Japan Fund	6/16/06	405,416	364,607	424,706
Global Equity Income Fund	6/16/06	331,782	443,128	532,235
Europe SmallCap Dividend Fund	6/16/06	159,468	145,341	190,581
Japan Hedged Equity Fund	6/16/06	588,997	2,347,008	6,005,779
Global ex-U.S. Growth Fund	6/16/06	198,100	332,537	385,477
Japan SmallCap Dividend Fund	6/16/06	816,555	1,240,122	975,328
Dividend ex-Financials Fund	6/16/06	1,019,087	2,715,230	4,293,005
LargeCap Dividend Fund	6/16/06	1,325,313	2,368,823	3,559,615
MidCap Dividend Fund	6/16/06	709,455	1,050,687	1,470,242
SmallCap Dividend Fund	6/16/06	765,136	936,911	1,440,193
International LargeCap Dividend Fund	6/16/06	689,801	670,975	870,877
International Dividend ex-Financials Fund	6/16/06	873,335	1,283,015	1,948,817
International MidCap Dividend Fund	6/16/06	815,042	752,251	585,282
International SmallCap Dividend Fund	6/16/06	2,526,723	2,412,430	2,526,895
Commodity Country Equity Fund	10/13/06	239,073	204,834	155,019
Global Natural Resources Fund	10/13/06	310,319	232,339	157,901
Global ex-U.S. Utilities Fund	10/13/06	222,586	189,502	188,239
Total Earnings Fund	2/23/07	135,697	128,191	130,516
Earnings 500 Fund	2/23/07	196,116	174,606	169,138
MidCap Earnings Fund	2/23/07	318,354	466,483	613,527
SmallCap Earnings Fund	2/23/07	391,109	490,548	571,270
LargeCap Value Fund	2/23/07	103,400	104,209	106,337
Global ex-U.S. Real Estate Fund	6/5/07	584,048	694,902	622,628
Emerging Markets Equity Income Fund	7/13/07	5,209,169	12,679,378	27,287,985
Emerging Markets SmallCap Dividend Fund	10/30/07	3,950,955	5,387,984	6,777,556
India Earnings Fund	2/22/08	8,469,396	7,255,521	7,853,445
Middle East Dividend Fund	7/16/08	112,843	118,125	105,839
Europe Hedged Equity Fund	12/31/09	85,121	94,307	150,684
China Dividend ex-Financials Fund	9/19/12	n/a	n/a	91,557
U.S. Dividend Growth Fund	5/22/13	n/a	n/a	n/a
United Kingdom Hedged Equity Fund	6/28/13	n/a	n/a	n/a
Japan Hedged SmallCap Equity Fund	6/28/13	n/a	n/a	n/a
U.S. SmallCap Dividend Growth Fund	7/25/13	n/a	n/a	n/a
Emerging Markets Dividend Growth Fund	8/1/13	n/a	n/a	n/a

The Adviser, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Investment Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to any Fund is terminable without any penalty, by vote of the Board or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Sub-Advisers. Mellon Capital, a registered investment adviser, with its principal office located at 50 Fremont Street, San Francisco, California 94105, serves as Sub-Adviser for, and is responsible for the day-to-day management of each Fund, except the China Dividend ex-Financials Fund. Mellon Capital manages global quantitative-based investment strategies for institutional and private investors. Mellon Capital is a wholly-owned indirect subsidiary of BNY Mellon, a publicly traded financial holding company. Mellon Capital chooses each Fund’s portfolio investments and places orders to buy and sell the Fund’s portfolio investments. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to these Funds.

The India Portfolio, a wholly-owned subsidiary of the India Earnings Fund through which the Fund invests a portion of its assets, is sub-advised by Mellon Capital. Mellon Capital does not receive any additional compensation for sub-advising the India Portfolio.

For the following periods, the Adviser paid Mellon Capital the following fees:

Name	Commencement of Operations	Sub-Advisory Fee Period Ended March 31, 2011	Sub-Advisory Fee Period Ended March 31, 2012	Sub-Advisory Fee Period Ended March 31, 2013
Total Dividend Fund	6/16/2006	$43,013	$50,769	$69,970
Equity Income Fund	6/16/2006	45,644	75,481	129,700
Dividend ex-Financials Fund	6/16/2006	79,958	189,970	276,304
LargeCap Dividend Fund	6/16/2006	141,000	226,996	311,076
MidCap Dividend Fund	6/16/2006	55,651	74,429	94,728
SmallCap Dividend Fund	6/16/2006	59,992	66,429	92,796
U.S. Dividend Growth Fund	5/22/2013	n/a	n/a	n/a
U.S. SmallCap Dividend Growth Fund	7/25/2013	n/a	n/a	n/a
Total Earnings Fund	2/23/2007	25,000	25,000	25,000
Earnings 500 Fund	2/23/2007	25,000	25,000	25,000
MidCap Earnings Fund	2/23/2007	26,796	34,114	39,528
SmallCap Earnings Fund	2/23/2007	29,963	35,882	36,808
LargeCap Value Fund	2/23/2007	25,000	25,000	25,000
DEFA Fund	6/16/2006	179,190	148,300	129,502
DEFA Equity Income Fund	6/16/2006	53,244	53,602	55,947
International LargeCap Dividend Fund	6/16/2006	61,630	52,753	57,790
International MidCap Dividend Fund	6/16/2006	60,257	52,095	50,000
International SmallCap Dividend Fund	6/16/2006	187,059	155,645	138,504
International Dividend ex-Financials Fund	6/16/2006	64,634	82,858	107,352
Europe SmallCap Dividend Fund	6/16/2006	50,000	50,000	50,000
Australia Dividend Fund	6/16/2006	50,283	50,000	50,000
Japan SmallCap Dividend Fund	6/16/2006	61,451	80,113	54,370
Japan Hedged Equity Fund	6/16/2006	60,207	183,051	391,686
Japan Hedged SmallCap Equity Fund	6/28/2013	n/a	n/a	n/a
Europe Hedged Equity Fund	12/31/2009	50,000	50,000	50,000
United Kingdom Hedged Equity Fund	6/28/2013	n/a	n/a	n/a
Global Equity Income Fund	6/16/2006	50,000	50,000	50,000
Global ex-U.S. Growth Fund	6/16/2006	50,000	50,000	50,000
Asia Pacific ex-Japan Fund	6/16/2006	50,000	50,000	50,000
Commodity Country Equity Fund	10/13/2006	50,000	50,000	50,000
Global Natural Resources Fund	10/13/2006	50,000	50,000	50,000
Global ex-U.S. Utilities Fund	10/13/2006	50,000	50,000	50,000
Global ex-U.S. Real Estate Fund	6/5/2007	50,000	50,000	50,000
Emerging Markets Dividend Growth Fund	8/1/2013	n/a	n/a	n/a
Emerging Markets Equity Income Fund	7/13/2007	348,721	750,635	1,377,165
Emerging Markets SmallCap Dividend Fund	10/30/2007	264,060	319,474	342,143
Middle East Dividend Fund	7/16/2008	50,000	50,000	50,000
India Earnings Fund	2/22/2008	528,676	398,442	314,034

Mellon Capital believes that it may perform sub-advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Mellon Capital from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment sub-advisory agreement would be subject to shareholder approval.

Old Mutual Global Index Trackers (Proprietary) Limited, a registered investment adviser, serves as Sub-Adviser for, and is responsible for the day-to-day management of, the China Dividend ex-Financials Fund. Old Mutual, a member of the Old Mutual

Group, is an emerging market based registered investment adviser that manages passive global strategies for clients in the United States, Europe and Africa. Its principal office is located at 3rd Floor, Umnotho Building, Mutual Square, 93 Grayston Drive, Sandton, Johannesburg, South Africa 2196. Old Mutual chooses the China Dividend ex-Financials Fund’s portfolio investments and places orders to buy and sell the Fund’s portfolio investments. WisdomTree Asset Management pays Old Mutual for providing sub-advisory services to the China Dividend ex-Financials Fund. The China Dividend ex-Financials Fund commenced operations on September 19, 2012 and, therefore, the Adviser did not pay any fees to Old Mutual for the periods ending March 31, 2011 or 2012.

Name	Commencement of Operations	Sub-Advisory Fee Period Ended March 31, 2011		Sub-Advisory Fee Period Ended March 31, 2012		Sub-Advisory Fee Period Ended March 31, 2013
China Dividend ex-Financials Fund	9/19/2012	$	n/a	$	n/a	$45,141

Portfolio Managers. Each Fund sub-advised by Mellon Capital is managed by Mellon Capital’s Equity Index Strategies portfolio management team. The individual members of the team responsible for the day-to-day management of each Fund’s portfolio are Karen Q. Wong, Richard A. Brown, and Thomas J. Durante.

Including the WisdomTree ETFs, as of June 30, 2013, the Mellon Capital Index Fund Management team managed 90 registered investment companies with approximately $66.4 billion in assets; 98 pooled investment vehicles with approximately $73.1 billion in assets and 76 other accounts with approximately $99.9 billion in assets.

Old Mutual utilizes a team of investment professionals acting together to manage the assets of the China Dividend ex-Financials Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund’s portfolio as it deems appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are Kingsley Williams, Anver Dollie, and Nonhlanhla Dube.

Each of the Old Mutual portfolio managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each Old Mutual portfolio manager is authorized to make investment decisions for all portfolios managed by the team. Each Old Mutual portfolio manager has appropriate limitations on his or her authority for risk management and compliance purposes. No member of the Old Mutual portfolio team manages assets outside of the team.

As of June 30, 2013, Old Mutual’s team of portfolio managers managed 19 pooled investment vehicles with approximately $1.1 billion in assets; 15 pension accounts with approximately $1.4 billion in assets; and two life insurance accounts with approximately $2.9 billion in assets.

Portfolio Manager Fund Ownership

Mellon Capital. As of March 31, 2013, the dollar range of securities beneficially owned by the following Mellon Capital portfolio managers in the Funds sub-advised by Mellon Capital is as follows:

Portfolio Manager	Dollar Range of Securities Beneficially Owned
Karen Q. Wong	None
Richard A. Brown	None
Thomas J. Durante	None

Old Mutual. As of March 31, 2013, the dollar range of securities beneficially owned by the following Old Mutual portfolio managers in the Fund sub-advised by Old Mutual is as follows:

Portfolio Manager	Dollar Range of Securities Beneficially Owned
Kingsley Williams	None
Anver Dollie	None
Nonhlanhla Dube	None

Portfolio Manager Compensation

Mellon Capital. The primary objectives of the Mellon Capital compensation plans are to:

■	Motivate and reward superior investment and business performance

■	Motivate and reward continued growth and profitability

■	Attract and retain high-performing individuals critical to the on-going success of Mellon Capital

■	Create an ownership mentality for all plan participants

Cash compensation is comprised primarily of a market-based base salary and variable incentives (cash and deferred). Base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. Base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital’s financial performance. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) (including both short and long term returns) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed (if applicable). Awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.

Participants in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.

Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation Deferred Compensation Plan for Employees.

Old Mutual. Old Mutual’s portfolio managers who are responsible for managing the China Dividend ex-Financials Fund are paid by Old Mutual and not by the Fund.

The primary objectives of Old Mutual’s compensation plans are to:

■	Motivate and reward continued growth and profitability

■	Attract and retain high-performing individuals critical to the ongoing success of Old Mutual

■	Motivate and reward superior business/investment performance

■	Create an ownership mentality for all plan participants

Under the compensation plan, each investment professional’s cash compensation is comprised primarily of a market-based base salary and profit sharing incentives (cash and deferred). An investment professional’s base salary is determined by the employee’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Old Mutual’s investment professionals share in the profits generated within the company. There is no cap on this profit share (no maximum in terms of monthly salary) and as the business grows there is a direct increase in their profit pool. In addition, a portion of the profit share is deferred into a medium term incentive scheme, with a minimum three year lock-in. The full deferred portion is invested by the boutique members into the funds they manage for clients. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) including both short- and long-term returns and qualitative behavioral factors. Awards are paid partially in cash with the balance deferred through the medium term incentive scheme.

These positions that participate in the medium term incentive scheme have a high level of accountability and a large impact on the success of the business due to each position’s scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year vesting period.

Old Mutual’s portfolio managers responsible for managing mutual funds are paid by Old Mutual and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all employees.

Description of Material Conflicts of Interest

Mellon Capital. Because the Mellon Capital portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds sub-advised by Mellon Capital. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Portfolio Manager Compensation”). Mellon Capital has a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, Mellon Capital has adopted various policies and procedures (including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading and purchases of securities from affiliate underwriters). These procedures are intended to help employees identify and mitigate potential side by side conflicts of interest. Mellon Capital has also developed a conflicts matrix listing potential side by side conflicts and compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest.

Old Mutual. Because the Old Mutual portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the China Dividend ex-Financials Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the China Dividend ex-Financials Fund due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not in others. The portfolio manager will effect changes to the portfolio based on any index changes, deviations from targeted tracking error and corporate events. The team of analysts continuously assesses and monitors the positions in the portfolios relative to the market and the effect any corporate actions may have on the index. Because each portfolio is constantly compared to the index it is tracking, allocation of investment opportunities are unique to each portfolio even if multiple portfolios are tracking the same index. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the China Dividend ex-Financials Fund, or may make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not provide incentive to favor one account over another, because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed. In addition, current trading practices do not allow the Adviser or Old Mutual to intentionally favor one portfolio over another as trades are executed or as trade orders are received. Portfolio rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market close. There is no guarantee that the Adviser, Old Mutual and the portfolio managers will be able to identify or mitigate these conflicts of interest.

Codes of Ethics. The Trust, the Advisers and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds. Each Code of Ethics is on public file with, and is available from, the SEC.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. BNY Mellon serves as administrator, custodian, transfer agent and securities lending agent for the Funds. BNY Mellon’s principal address is One Wall Street, New York, New York 10286.

Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, BNY Mellon is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with BNY Mellon. BNY Mellon serves as the Fund’s securities lending agent. As compensation for providing such services, BNY Mellon receives a portion of the income earned by the Funds on collateral investments made in connection with the lending program.

BNY Mellon serves as the India Portfolio’s custodian. BNY Mellon does not receive any additional compensation for performing these services.

For the following periods the Adviser paid the Administrator the following fees:

Name	Commencement of Operations	Administration Fee for the Period Ended March 31, 2011	Administration Fee for the Period Ended March 31, 2012	Administration Fee for the Period Ended March 31, 2013
Total Dividend Fund	6/16/2006	$45,745	$42,675	$51.981
Equity Income Fund	6/16/2006	48,051	63,463	95,718
Dividend ex-Financials Fund	6/16/2006	79,386	159,256	205,842
LargeCap Dividend	6/16/2006	144,386	190,335	230,199
MidCap Dividend Fund	6/16/2006	54,836	59,850	69,650
SmallCap Dividend Fund	6/16/2006	62,998	55,777	68,032
U.S. Dividend Growth Fund	5/22/2013	n/a	n/a	n/a
U.S. SmallCap Dividend Growth Fund	7/25/2013	n/a	n/a	n/a
Total Earnings Fund	2/23/2007	15,726	10,490	8,422
Earnings 500 Fund	2/23/2007	23,330	14,167	10,989
MidCap Earnings Fund	2/23/2007	25,274	25,461	29,124
SmallCap Earnings Fund	2/23/2007	31,916	29,281	27,176
LargeCap Value Fund	2/23/2007	9,592	6,226	5,105
DEFA Fund	6/16/2006	136,716	90,476	74,143
DEFA Equity Income Fund	6/16/2006	40,879	32,460	32,027
International LargeCap Dividend Fund	6/16/2006	46,371	31,739	33,071
International MidCap Dividend Fund	6/16/2006	45,377	29,697	18,432
International SmallCap Dividend Fund	6/16/2006	142,007	94,779	79,245
International Dividend ex-Financials Fund	6/16/2006	50,182	49,706	61,512
Europe SmallCap Dividend Fund	6/16/2006	9,055	5,691	5,923
Australia Dividend Fund	6/16/2006	26,633	13,049	12,044
Japan SmallCap Dividend Fund	6/16/2006	47,919	48,844	30,859
Japan Hedged Equity Fund	6/16/2006	29,275	111,315	218,226
Japan Hedged SmallCap Equity Fund	6/28/2013	n/a	n/a	n/a
Europe Hedged Equity Fund	12/31/2009	5,391	4,468	4,872
United Kingdom Hedged Equity Fund	6/28/2013	n/a	n/a	n/a
Global Equity Income Fund	6/16/2006	17,071	17,339	16,760
Global ex-U.S. Growth Fund	6/16/2006	9,928	13,037	12,088
Asia Pacific ex-Japan Fund	6/16/2006	27,941	17,238	16.181
Commodity Country Equity Fund	10/13/2006	13,723	8,064	4,909
Global Natural Resources Fund	10/13/2006	18,588	9,175	4,999
Global ex-U.S. Utilities Fund	10/13/2006	13,138	7,454	5,910
Global ex-U.S. Real Estate Fund	6/5/2007	30,950	27,317	19,651
China Dividend ex-Financials Fund	9/19/2012	n/a	n/a	2,509
Emerging Markets Dividend Growth Fund	8/1/2013	n/a	n/a	n/a
Emerging Markets Equity Income Fund	7/13/2007	225,788	450,035	787,210
Emerging Markets SmallCap Dividend Fund	10/30/2007	169,666	194,171	195,519
Middle East Dividend Fund	7/16/2008	5,174	3,982	2,345
India Earnings Fund	2/22/2008	380,558	243,867	179,657

Distributor. ALPS Distributors, Inc. serves as Distributor for the Trust and its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Unit Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, or any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

Intermediary Compensation. WisdomTree Asset Management or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker-dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. In addition, WisdomTree Asset Management and E*Trade Securities LLC (“ETS”) have entered into an agreement whereby ETS has agreed not to charge its customers any transaction fee or brokerage commission for the purchase of shares of applicable Funds made through ETS’ distribution system and to disclose that such Funds are sold with the fee waiver, and WisdomTree Asset Management has agreed to pay ETS during the term of the agreement an amount based on net purchases and sales of such Funds in the ETS distribution system. These arrangements are not financed by the Funds, and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectuses and they do not change the price paid by investors for the purchase of the Funds’ shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). WisdomTree Asset Management periodically assesses the advisability of continuing to make these payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by WisdomTree Asset Management or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of WisdomTree Funds.

If you have any additional questions, please call 1-866-909-9473.

BROKERAGE TRANSACTIONS

Each Sub-Adviser assumes general supervision over placing orders on behalf of each Fund that it sub-advises for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, each Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by each Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Advisers do not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, a Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Unit Aggregations” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant. In such cases, a Fund will require such broker-dealer to achieve execution at a price that is at least as favorable to the Fund as the value of such securities used to calculate the Fund’s NAV. The broker-dealer will be required to reimburse the Fund for, among other things, any difference between the price (including applicable brokerage commissions, taxes and transaction costs) at which such securities were bought or sold and the value of such securities used to calculate the Fund’s NAV. This amount will vary depending on the quality of the execution and may be capped at amounts determined by WisdomTree Asset Management in its sole discretion.

Brokerage Commissions.

The table below sets forth the brokerage commissions paid by each Fund for the fiscal years ended March 31, 2011, 2012, and 2013.

Name	Commissions Paid for Fiscal Year Ended March 31, 2011	Commissions Paid for Fiscal Year Ended March 31, 2012	Commissions Paid for Fiscal Year Ended March 31, 2013
Total Dividend Fund	$10,421	$8,553	$8,390
Equity Income Fund	23,654	21,165	24,626
DEFA Fund	19,493	24,667	26,887
DEFA Equity Income Fund	4,605	8,889	12,097
Australia Dividend Fund	6,925	4,976	3,264
Asia Pacific ex-Japan Fund	7,810	28,347	12,252
Global Equity Income Fund	9,703	7,936	7,761
Europe SmallCap Dividend Fund	4,845	2,764	4,892
Japan Hedged Equity Fund	16,471	61,044	269,732
Global ex-U.S. Growth Fund	8,467	16,123	15,772
Japan SmallCap Dividend Fund	10,861	9,067	15,351
Dividend ex-Financials Fund	79,770	82,109	79,748
LargeCap Dividend Fund	33,950	37,039	36,914
MidCap Dividend Fund	46,832	30,272	26,090
SmallCap Dividend Fund	67,219	44,193	60,228
International LargeCap Dividend Fund	3,354	5,470	9,713
International Dividend ex-Financials Fund	7,788	15,638	24,666
International MidCap Dividend Fund	9,089	9,705	6,334
International SmallCap Dividend Fund	55,502	40,142	57,524
Commodity Country Equity Fund	3,304	11,767	4,294
Global Natural Resources Fund	1,866	9,539	2,933
Global ex-U.S. Utilities Fund	1,882	10,487	5,465
Total Earnings Fund	9,282	1,879	1,480
Earnings 500 Fund	12,807	2,988	1,443
MidCap Earnings Fund	46,353	14,975	12,055
SmallCap Earnings Fund	107,284	31,538	24,545
LargeCap Value Fund	8,612	3,708	3,671
Global ex-U.S. Real Estate Fund	6,947	17,522	9,219
Emerging Markets Equity Income Fund	583,918	1,989,658	1,877,764
Emerging Markets SmallCap Dividend Fund	448,916	577,034	572,661
India Earnings Fund	988,489	505,482	469,154
Middle East Dividend Fund	22,880	26,950	20,201
Europe Hedged Equity Fund	3,011	3,806	6,888
China Dividend ex-Financials Fund[1]	n/a	n/a	94
U.S. Dividend Growth Fund[2]	n/a	n/a	n/a
United Kingdom Hedged Equity Fund[3]	n/a	n/a	n/a
Japan Hedged SmallCap Equity Fund[3]	n/a	n/a	n/a
U.S. SmallCap Dividend Growth Fund[4]	n/a	n/a	n/a
Emerging Markets Dividend Growth Fund[5]	n/a	n/a	n/a

[1]	The China Dividend ex-Financials Fund commenced operations on September 19, 2012 and, therefore, did not pay any brokerage commissions for the fiscal years ended March 31, 2011 and 2012.

[2]	The U.S. Dividend Growth Fund commenced operations on May 22, 2013 and, therefore, did not pay any brokerage commissions for the fiscal years ended March 31, 2011, 2012, and 2013.
[3]

The United Kingdom Hedged Equity Fund and Japan Hedged SmallCap Equity Fund commenced operations on June 28, 2013 and, therefore, did not pay any brokerage commissions for the fiscal years ended March 31, 2011, 2012, and 2013.

[4]	The U.S. SmallCap Dividend Growth Fund commenced operations on July 25, 2013 and, therefore, did not pay any brokerage commissions for the fiscal years ended March 31, 2011, 2012, and 2013.
[5]	The Emerging Markets Dividend Growth Fund commenced operations on August 1, 2013 and, therefore, did not pay any brokerage commissions for the fiscal years ended March 31, 2011, 2012, and 2013.

The higher brokerage commissions paid in 2013 for the Japan Hedged Equity Fund and in 2012 and 2013 for the Emerging Markets Equity Income Fund were caused primarily by an increase in each Fund’s assets and the related increase in brokerage activity along with Fund rebalancing activities.

Affiliated Brokers

During the fiscal year ended March 31, 2013, the Funds did not pay any commissions to any affiliated brokers.

Regular Broker-Dealers

The following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended March 31, 2013, the name of each such broker or dealer and the value of each Fund’s aggregate holdings of the securities of each issuer as of March 31, 2013.

Name of Fund	Name of Broker or Dealer	Aggregate Value of Holdings as of March 31, 2013
Total Dividend Fund	Citigroup, Inc.	$127,854
	Goldman Sachs Group, Inc. (The)	980,755
	JPMorgan Chase & Co.	4,159,632
	Morgan Stanley	447,403
Equity Income Fund	None
LargeCap Dividend Fund	Citigroup, Inc.	$649,841
	Goldman Sachs Group, Inc. (The)	5,390,399
	JPMorgan Chase & Co.	24,553,621
	Morgan Stanley	2,235,718
Dividend ex-Financials Fund	None
MidCap Dividend Fund	None
SmallCap Dividend Fund	None
U.S. Dividend Growth Fund[1]	n/a
U.S. SmallCap Dividend Growth Fund[2]	n/a
Total Earnings Fund	Citigroup, Inc	$478,544
	Goldman Sachs Group, Inc. (The)	302,688
	JPMorgan Chase & Co.	942,318
	Morgan Stanley	15,606
Earnings 500 Fund	Citigroup, Inc	$651,655
	Goldman Sachs Group, Inc. (The)	433,651
	JPMorgan Chase & Co.	1,304,486
	Morgan Stanley	21,167
MidCap Earnings Fund	None
SmallCap Earnings Fund	None
LargeCap Value Fund	None
India Earnings Fund	None
DEFA Fund	Barclays PLC	$1,518,245
	Deutsche Bank AG	798,654
	Nomura Holdings, Inc.	463,901
DEFA Equity Income Fund	None
Global Equity Income Fund	Barclays PLC	$360,512
Europe SmallCap Dividend Fund	None
Japan Hedged Equity Fund	Nomura Holdings, Inc.	$68,063,944
Japan Hedged SmallCap Equity Fund[3]	n/a
Global ex-U.S. Growth Fund	None
Japan SmallCap Dividend Fund	None
Asia Pacific ex-Japan Fund	None
Australia Dividend Fund	None
International Large Cap Dividend Fund	Barclays PLC	$1,031,169
	Deutsche Bank AG	564,514
International Dividend ex-Financials Fund	None
International MidCap Dividend Fund	None
International SmallCap Dividend Fund	None
China Dividend ex-Financials Fund	None
Emerging Markets Dividend Growth Fund[4]	n/a
Emerging Markets Equity Income Fund	None
Emerging Markets SmallCap Dividend Fund	None
Middle East Dividend Fund	None
Europe Hedged Equity Fund	None
United Kingdom Hedged Equity Fund[3]	n/a
Commodity Country Equity Fund	None
Global Natural Resources Fund	None
Global ex-U.S. Utilities Fund	None
Global ex-U.S. Real Estate Fund	None

[1]

The U.S. Dividend Growth Fund commenced operations on May 22, 2013 and, therefore, did not acquire securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended March 31, 2013.

[2]

The U.S. SmallCap Dividend Growth Fund commenced operations on July 25, 2013 and, therefore, did not acquire securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended March 31, 2013.

[3]

The United Kingdom Hedged Equity Fund and Japan Hedged SmallCap Equity Fund commenced operations on June 28, 2013 and, therefore, did not acquire securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended March 31, 2013.

[4]

The Emerging Markets Dividend Growth Fund commenced operations on August 1, 2013 and, therefore, did not acquire securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended March 31, 2013.

Portfolio Turnover

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by each Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The table below sets forth the portfolio turnover rates of each Fund for the fiscal years ended March 31, 2011, 2012, and 2013.

Name	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2011	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2012	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2013
Total Dividend Fund	6%	15%	13%
Equity Income Fund	8	22	28
DEFA Fund	30	27	20
DEFA Equity Income Fund	34	32	31
Europe Hedged Equity Fund	38	42	43
Australia Dividend Fund	46	68	31
Asia Pacific ex-Japan Fund	27	60	26
Global Equity Income Fund	35	25	32
Europe SmallCap Dividend Fund	60	58	48
Japan Hedged Equity Fund	28	41	36
Global ex-U.S. Growth Fund	68	28	59
Japan SmallCap Dividend Fund	39	36	41
Dividend ex-Financials Fund	5	38	34
LargeCap Dividend Fund	5	14	14
MidCap Dividend Fund	10	29	33
SmallCap Dividend Fund	11	31	49
International LargeCap Dividend Fund	22	23	19
International Dividend ex-Financials Fund	52	28	50
International MidCap Dividend Fund	40	47	38
International SmallCap Dividend Fund	55	52	56
Commodity Country Equity Fund	35	116	22
Global Natural Resources Fund	32	99	38
Global ex-U.S. Utilities Fund	19	66	33
Total Earnings Fund	9	12	13
Earnings 500 Fund	12	16	13
MidCap Earnings Fund	18	38	39
SmallCap Earnings Fund	19	41	50
LargeCap Value Fund	6	62	65
Global ex-U.S. Real Estate Fund	18	43	23
Emerging Markets Equity Income Fund	33	37	47
Emerging Markets SmallCap Dividend Fund	35	53	44
India Earnings Fund	38	32	27
Middle East Dividend Fund	50	37	52
China Dividend ex-Financials Fund[1]	n/a	n/a	0
U.S. Dividend Growth Fund[2]	n/a	n/a	n/a
United Kingdom Hedged Equity Fund[3]	n/a	n/a	n/a
Japan Hedged SmallCap Equity Fund[3]	n/a	n/a	n/a
U.S. SmallCap Dividend Growth Fund[4]	n/a	n/a	n/a
Emerging Markets Dividend Growth Fund[5]	n/a	n/a	n/a

[1]	The China Dividend ex-Financials Fund commenced operations on September 19, 2012 and, therefore, did not have a portfolio turnover rate for the fiscal years ended March 31, 2011 or 2012.

[2]	The U.S. Dividend Growth Fund commenced operations on May 22, 2013 and, therefore, did not have a portfolio turnover rate for the fiscal years ended March 31, 2011, 2012, or 2013.
[3]

The United Kingdom Hedged Equity Fund and Japan Hedged SmallCap Equity Fund commenced operations on June 28, 2013 and, therefore, did not have a portfolio turnover rate for the fiscal years ended March 31, 2011, 2012, or 2013.

[4]	The U.S. SmallCap Dividend Growth Fund commenced operations on July 25, 2013 and, therefore, did not have a portfolio turnover rate for the fiscal years ended March 31, 2011, 2012, or 2013.
[5]	The Emerging Markets Dividend Growth Fund commenced operations on August 1, 2013 and, therefore, did not have a portfolio turnover rate for the fiscal years ended March 31, 2011, 2012, or 2013.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005, and consists of multiple series of Funds. Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may establish additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund or if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have non-cumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot accurately predict the length of time for which one or more shareholders may remain a control person or persons of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short-sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super-majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstances, the Trust may make redemptions in-kind, for cash, or for a combination of cash and securities.

Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the NYSE, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day, of an order in proper form.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) and an amount of cash (the “Cash Component”) computed as described below. The Deposit Securities generally consist of a representative sample of the securities in a Fund’s Underlying Index. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the value of Deposit Securities. If the Cash Component is a positive number, the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number, the Authorized Participant will receive the Cash Component. The Cash Component does not include any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities. These are the sole responsibility of the Authorized Participant.

Each Fund, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes from time to time based on changes to a Fund’s Underlying Index and other factors.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component at its discretion. For example, cash may be substituted to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in other situations deemed appropriate by the Trust. The India Earnings Fund and Middle East Dividend Fund intend to issue and redeem Creation Unit Aggregations solely for cash in an amount based on the NAV per Creation Unit Aggregation. The other Funds reserve the right to use this approach, including issuing and redeeming Creation Unit Aggregations partially in-kind and partially in cash.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In each case, such entity must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”). A Participating Party or DTC Participant that has entered a Participation Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Orders to create Creation Unit Aggregations of the International Equity ETFs cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) on the date such orders are placed in order to receive that day’s NAV. All orders must be received in proper form. The date on which an order to create Creation Unit Aggregations is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations through an Authorized Participant shall be placed with an Authorized Participant, in the form required by such Authorized Participant. In addition, the Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, in that case, orders to create Creation Unit Aggregations of a Fund have to be placed by each investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of U.S. Equity ETFs through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of U.S. Equity ETFs that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and the Cash Component.

Those placing orders for Creation Unit Aggregations of International Equity ETFs should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for U.S. Equity ETFs Using the Clearing Process. The Clearing Process is a process commonly used to create or redeem Creation Unit Aggregations of U.S. Equity ETFs. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through BNY Mellon to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for U.S. Equity ETFs Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the third Business Day following the Transmittal Date. Each Fund reserves the right to settle transactions on a basis other than “T” plus three Business Days (i.e., days on which the NYSE is open) (“T+3”). In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to BNY Mellon through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by BNY Mellon no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if BNY Mellon does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m. on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current NAV of the Funds. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Creation Unit Aggregations of U.S. Equity ETFs may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 102%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with BNY Mellon the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or BNY Mellon does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with BNY Mellon, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 102%, which the Trust may change from time to time, of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.

Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases, as well as any stamp taxes, income or dividends due. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNY Mellon or purchased by the Trust and deposited into the Trust and all related transaction costs and other items, as noted above, have been cleared. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Placement of Creation Orders for International Equity ETFs. Fund Deposits in connection with the International Equity ETFs use a different process. For each International Fund, BNY Mellon shall cause the sub-custodians of the Funds to maintain an account into which the Authorized Participant shall deliver the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Except as described herein, orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date. The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of International Equity ETFs may be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible. Such undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 110% of the value of the missing Deposit Securities, which amount may change from time to time in WisdomTree Asset Management’s sole discretion. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral, as well as any stamp taxes, income or dividends due.

Cash Purchases. When, in the sole discretion of the Trust, cash purchases of Creation Unit Aggregations of shares are available or specified for a Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by each Fund. If the Authorized Participant acts as a broker for the Fund in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein. The Trust requires purchases of Creation Units of Shares of the India Earnings Fund and the Middle East Dividend Fund to be paid in cash.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor with respect to any Fund. Orders may be rejected and acceptance may be revoked if, for example: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not the same as those disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNY Mellon, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNY Mellon or a sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BNY Mellon, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation/Redemption Transaction Fee. Each Fund imposes a “Transaction Fee” on investors purchasing or redeeming Creation Units. The purpose of the Transaction Fee is to protect the existing shareholders of the Fund from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities. Transaction Fees will differ for each Fund, depending on the transaction expenses related to each Fund’s portfolio securities, and will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The maximum Transaction Fee, as set forth in the table below for each Fund, may be charged in cases where a Fund permits cash or cash in lieu of Deposit Securities. Investors purchasing or redeeming through the DTC process generally will pay a higher Transaction Fee than will investors doing so through the NSCC process. Also, investors who use the services of a broker or other such intermediary may be charged a fee for such services, in addition to the Transaction Fee imposed by a Fund.

The following table sets forth the approximate value of one Creation Unit per Fund, and the standard and maximum creation and redemption transaction fee for each of the Funds. These fees may be changed by the Trust.

Name of Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee

Total Dividend Fund	$4,000	$8,500
Equity Income Fund	2,200	2,500
Dividend ex-Financials Fund	500	600
LargeCap Dividend Fund	2,000	2,000
MidCap Dividend Fund	2,500	3,000
SmallCap Dividend Fund	4,000	4,500
U.S. Dividend Growth Fund	500	2,000
U.S. SmallCap Dividend Growth Fund	500	2,000
Total Earnings Fund	5,500	12,100
Earnings 500 Fund	2,500	2,500
MidCap Earnings Fund	3,500	4,000
SmallCap Earnings Fund	4,000	5,700
LargeCap Value Fund	2,000	3,500
DEFA Fund	9,000	32,000
DEFA Equity Income Fund	3,400	10,000
Europe Hedged Equity Fund	2,300	9,200
United Kingdom Hedged Equity Fund	1,400	5,000
International Dividend ex-Financials Fund	2,500	2,000
International LargeCap Dividend Fund	2,400	4,000
International MidCap Dividend Fund	6,000	10,000
International SmallCap Dividend Fund	7,400	20,000
Europe SmallCap Dividend Fund	5,400	7,000
Global Equity Income Fund	6,600	4,000
Japan Hedged Equity Fund	2,100	8,000
Japan Hedged SmallCap Equity Fund	3,000	20,000
Japan SmallCap Dividend Fund	3,000	5,000
Global ex-U.S. Growth Fund	3,100	7,400
Australia Dividend Fund	1,200	1,000
Asia Pacific ex-Japan Fund	2,200	6,000
China Dividend ex-Financials Fund	1,000	4,000
Emerging Markets Dividend Growth Fund	6,000	24,000
Emerging Markets Equity Income Fund	7,000	27,000
Emerging Markets SmallCap Dividend Fund	7,000	21,000
Middle East Dividend Fund	6,500	26,000
India Earnings Fund	5,000	20,000
Commodity Country Equity Fund	1,400	3,000
Global Natural Resources Fund	1,000	1,000
Global ex-U.S. Utilities Fund	1,000	1,000
Global ex-U.S. Real Estate Fund	1,600	4,000

Placement of Redemption Orders for U.S. Equity ETFs Using the Clearing Process. Orders to redeem Creation Unit Aggregations of U.S. Equity ETFs through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY Mellon (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. The considerations for redemption of Creation Unit Aggregations of a Fund generally consists of (i) a designated portfolio of in-kind equity securities that closely approximate the holdings of the Fund (the “Fund Securities”) and (ii) an amount of cash denominated in U.S. dollars (the “Cash Redemptions Amount”) as described below. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for U.S. Equity ETFs Outside the Clearing Process. Orders to redeem Creation Unit Aggregations of U.S. Equity ETFs outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY Mellon (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY Mellon no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders for International Equity ETFs. Orders to redeem Creation Unit Aggregations of International Equity ETFs must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Except as described herein, an order to redeem Creation Unit Aggregations of International Equity ETFs is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY Mellon (in its capacity as Transfer Agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY Mellon no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for International Equity ETFs may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the International Equity ETFs. Such procedures may change from time to time without notice at the discretion of the Trust. Authorized Participants must have appropriate custodial or sub-custodial accounts in the applicable non-U.S. market(s) in which the Fund operates for delivery and receipt of non-U.S. securities and non-U.S. currency. Due to the schedule of holidays in certain countries, the delivery of redemption proceeds for certain Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of International Equity ETFs, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If the Authorized Participant has not made appropriate arrangements to take delivery of the Fund securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash.

General Redemption Procedures. An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such shares to the Trust. The Trust reserves the right to verify these representations at its discretion. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

If the requisite number of shares of the Fund is not delivered on the Transmittal Date as described above, the Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by BNY Mellon and marked-to-market daily, and that the fees of BNY Mellon and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral as well as any transaction costs, stamp taxes, income or dividends due.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BNY Mellon according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BNY Mellon by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to BNY Mellon prior to the DTC cut-off time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BNY Mellon on such Transmittal Date. If, however, a redemption order is submitted to BNY Mellon by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC cut-off-time on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust on which the shares of the relevant Fund are delivered through DTC to BNY Mellon by the DTC cut-off-time on such Business Day pursuant to a properly submitted redemption order.

A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the portfolio securities of an International Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the International Fund is closed or that are otherwise not Business Days for such International Fund, stockholders may not be able to redeem their shares of such International Fund, or to purchase and sell shares of such International Fund on the Listing Exchange for the International Fund, on days when the NAV of such International Fund could be significantly affected by events in the relevant foreign markets.

Cash Redemptions. A Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Fund in connection with the sale of Fund Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein. The Trust intends to pay redemptions of Creation Unit Aggregations of shares of the India Earnings Fund and the Middle East Dividend Fund in cash.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Funds will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange (NYSE) is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REGULAR HOLIDAYS

Each Fund generally intends to effect deliveries of Creation Unit Aggregations and portfolio securities on a basis of T+3. Each Fund may effect deliveries of Creation Unit Aggregations and portfolio securities on a basis other than T+3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices could affect the accuracy of information set forth herein.

Listed below are the dates in calendar year 2013 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Fund. The list may not be accurate or complete and is subject to change:

Argentina	Australia	Austria	Belgium	Brazil	Chile
June 20-21	Jan. 1, 28	Jan. 1	Jan. 1	Jan. 1, 25	Jan. 1
July 9	Mar. 29	Mar. 29	Mar. 29	Feb. 11-13	Mar. 29
Aug. 19	April 1, 25	April 1	April 1	Mar. 29	May 1, 21
Oct. 14	June 10	May 1	May 1	May 1, 30	July 16
Nov. 6, 25	Dec. 25-26	Dec. 25-26	Dec. 25-26	July 9	Aug. 15
Dec. 25				Nov. 15, 20	Sept. 18-20
				Dec. 24-25, 31	Oct. 31
Nov. 1
Dec. 25, 31

China	Denmark	Czech Republic	Egypt	Finland	France
Jan. 1-3	Jan. 1	Jan. 1	Jan. 1, 7, 24	Jan. 1	Jan. 1
Feb. 11-15	Mar. 28-29	April 1	April 25	Mar. 28-29	Mar. 29
April 1, 4-5, 29-30	April 1, 26	May 1, 8	May 1, 5-6	April 1	April 1
May 1	May 9-10, 20	July 5	July 1, 23	May 1, 9	May 1
June 10-12	June 5	Oct. 28	Aug. 8	June 21	Dec. 25-26
Sept. 19-20	Dec. 24-26, 31	Dec. 24-26	Oct. 6, 14-16	Dec. 6, 24-26, 31
Oct. 1-4, 7			Nov. 5

Germany	Greece	Hong Kong	Hungary	India	Indonesia
Jan. 1	Jan. 1	Jan. 1	Jan. 1	Jan. 25	Jan. 1, 24
Mar. 29	Mar. 18, 25, 29	Feb. 11-13	Mar. 15	Feb. 19	Mar. 12, 29
April 1	April 1	Mar. 29	April 1	Mar. 27, 29	May 9
May 1	May 1, 3, 6	April 1, 4	May 1, 20	April 1, 11, 19, 24	June 6
Dec. 25-26	June 24	May 1, 17	Aug. 19-20	May 1	Aug. 5-9
	Aug. 15	June 12	Oct. 23	Aug. 9, 15	Oct. 14-15
	Oct. 28	July 1	Nov. 1	Sept. 9, 30	Nov. 5
	Dec. 24-26	Sept. 20	Dec. 24-27	Oct. 2, 16	Dec. 25-26, 31
		Oct. 1, 14		Nov. 4, 14
		Dec. 25-26		Dec. 25

Ireland	Israel	Italy	Japan	Malaysia	Mexico
Jan. 1	Jan. 22	Jan. 1	Jan. 1-3, 14	Jan. 1, 24, 28	Jan. 1
Mar. 29	Feb. 24	Mar. 29	Feb. 11	Feb. 1, 11-12	Feb. 4
April 1	Mar. 25-26, 31	April 1	Mar. 20	May 1, 24	Mar. 18, 28-29
May 6, 27	April 1, 15-16	May 1	April 29	Aug. 8-9	May 1
Aug. 26	May 14-15	Dec. 25-26	May 3, 6	Sept. 16	Sept. 16
Dec. 25-26	July 16		July 15	Oct. 15	Nov. 18
	Sept. 4-6, 13,		Sept. 16, 23	Nov. 5	Dec. 12, 25
	18-19, 25-26		Oct. 14	Dec. 25
Nov. 4
Dec. 23, 31

Netherlands	New Zealand	Peru	Philippines	Portugal	Russia
Jan. 1	Jan. 1-2	Jan. 1	Jan. 1	Jan. 1	Jan. 1-4, 7-8
Mar. 29	Feb. 6	Mar. 28-29	Mar. 28-29	Mar. 29	Feb. 22*
April 1	Mar. 29	May 1	April 9	April 1	Mar. 7*-8
May 1	April 1, 25	July 29	May 1	May 1	April 30*
Dec. 25-26	June 3	Aug. 30	June 12	Dec. 25-26	May 1-3, 8*-10
	Oct. 28	Oct. 8	Aug. 21, 26		June 11*-12
	Dec. 25-26	Nov. 1	Nov. 1		Nov. 4
		Dec. 25	Dec. 24-25, 30-31

Singapore	South Africa	South Korea	Spain	Sweden	Switzerland
Jan. 1	Jan. 1	Jan. 1	Jan. 1, 7	Jan. 1	Jan. 1-2
Feb. 11-12	Mar. 21, 29	Feb. 11	Mar. 18, 28-29	Mar. 28-29	Mar. 29
Mar. 29	April 1	Mar. 1	April 1	April 1	April 1
May 1, 24	May 1	May 1, 17	May 1	May 1, 8-9	May 1, 9, 20
Aug. 8-9	June 17	June 6	Aug. 15	June 6, 21	Aug. 1
Oct. 15	Aug. 9	Aug. 15	Nov. 1	Nov. 1	Dec. 24-26, 31
Nov. 4	Sept. 24	Sept. 18-20	Dec. 6, 25-26	Dec. 24-26, 31
Dec. 25	Dec. 16, 25-26	Oct. 3, 9
Dec. 25, 31

Taiwan	Thailand	Turkey	United Kingdom	Bahrain	Canada
Jan. 1	Jan. 1	Jan. 1	Jan. 1	Jan. 1, 24	Jan. 1
Feb. 11-15, 28	Feb. 25	April 23	Mar. 29	May 1	Feb. 18
April 4-5	April 8, 15*-16	May 1	April 1	Aug. 7-8	Mar. 29
May 1	May 1, 6, 24*	Aug. 7-9, 30	May 6, 27	Oct. 14-16	May 20
June 12	July 1, 22	Oct. 14-18, 28-29	Aug. 26	Nov. 4, 12-13	July 1
Sept. 19-20	Aug. 12		Dec. 25-26	Dec. 16-17	Aug. 5
Oct. 10	Oct. 23				Sept. 2
	Dec. 5*, 10, 31				Oct. 14
Dec. 25-26

Jordan	Kuwait	Lebanon	Mauritius	Morocco	Norway
Jan. 1, 10, 20, 23	Jan. 1, 24	Jan. 1, 24	Jan. 1-2	Jan. 1, 11, 24-25	Jan. 1
May 1	Feb. 24-26	Feb. 9, 14	Feb. 1	May 1	Mar. 28-29
Aug. 7-8	June 4	Mar. 25, 29	Mar. 12	July 30	April 1
Oct. 14-17	Aug. 7-8	May 1, 3	April 11	Aug. 14, 20-21	May 1, 9 ,17, 20
Nov. 4	Oct. 14-17	Aug. 8-9, 15	May 1	Nov. 6, 18	Dec. 24-26, 31
Dec. 25	Nov. 4	Oct. 15-16	Aug. 9
		Nov. 4, 13, 22	Sept. 10
		Dec. 25	Nov. 1
Dec. 25

Oman	Poland	Qatar	U.A.E
Jan. 1, 24	Jan. 1	Jan. 1	Jan. 1, 24
June 6	Mar. 29	Feb. 12	June 6
July 23	April 1	Mar. 3	Aug. 14-15
Aug. 8, 11-12	May 1, 3, 30	Aug. 8, 11-12	Oct. 14-17
Oct. 15-17	Aug. 15	Oct. 15-17	Nov. 5
Nov. 4, 18-19	Nov. 1, 11	Dec. 18	Dec. 2-3
Dec. 24-26

*	Early Close

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company (RIC). Each Fund has elected or intends to elect to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c) distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

Taxation of the Funds. If a Fund qualifies for treatment as a RIC, that Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If, for any taxable year, a Fund were to fail to qualify as a RIC or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.

Each Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income and its net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss). Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed

U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of that Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (a “Post-2010 Loss”), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. A Fund’s unused capital loss carryforwards that arose in tax years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of those carryforwards, generally eight taxable years after the year in which they arose. A Fund’s Post-2010 Losses must be fully utilized before the Fund will be permitted to utilize any carryforwards of Pre-2011 Losses.

Fund Distributions. Distributions are generally taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Funds’ shares are generally subject to federal income tax as described herein to the extent they do not exceed the Funds’ realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized income and gains must generally be distributed even when a Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by a Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Funds of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions from a Fund’s net capital gain that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For individuals, long-term capital gains are subject to tax at reduced maximum tax rates. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

For noncorporate shareholders, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividend income received by a Fund during any taxable year represents 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from U.S. corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code. Since the International Equity ETFs will invest primarily in investments other than stock of U.S. corporations, their dividends generally are not expected to qualify for the dividends-received deduction available to corporate shareholders.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Dividends and distributions from a Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

If a Fund makes distributions in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and, after the shareholder’s basis has been reduced to zero, as capital gain, assuming the shareholder holds his or her shares as capital assets. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is currently 28%.

Federal Tax Treatment of Certain Fund Investments. Transactions of the Funds in options, futures contracts, hedging transactions, forward contracts, swap agreements, participation certificates (the Middle East Dividend Fund only), straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive-sale, straddle, wash-sale and short-sale rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund, or defer a Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by a Fund.

Certain Foreign Currency Tax Issues. A Fund’s gain or loss on foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments generally will be treated under Section 988 of the Code as ordinary income or loss. A Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of the Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

A Fund’s forward contracts may qualify as so-called “Section 1256 contracts” if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked to market annually like other Section 1256 contracts, the resulting gain or loss would be ordinary. If a Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 contracts, the tax treatment generally applicable to Section 1256 contracts would apply to those forward currency contracts: that is, the contracts would be marked to market annually and gains and losses with respect to the contracts would be treated as long-term capital gains or losses to the extent of 60% thereof and short-term capital gains or losses to the extent of 40% thereof. If a Fund were to elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 contracts, such contracts would not be marked to market annually and the Fund would recognize short-term or long-term capital gain or loss depending on the Fund’s holding period therein. A Fund may elect out of Section 988 with respect to some, all or none of its forward currency contracts.

Finally, regulated futures contracts and non-equity options that qualify as Section 1256 contracts and are entered into by a Fund with respect to foreign currencies or foreign currency denominated debt instruments will be subject to the tax treatment generally applicable to Section 1256 contracts unless the Fund elects to have Section 988 apply to determine the character of gains and losses from all such regulated futures contracts and non-equity options held or later acquired by the Fund.

Foreign Investments. Income received by a Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of that Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by a Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments.

If a Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

A Fund may be eligible to treat a PFIC as a “qualified electing fund” under the Code in which case, in lieu of the foregoing requirements, such Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service (the “IRS”). By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax at the Fund level, a Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of a Fund’s income to be distributed to its shareholders as ordinary income.

Additional Tax Information Concerning REITs. Certain Funds may invest in entities treated as REITs for U.S. federal income tax purposes. A Fund’s investments in REIT equity securities may at times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools” (“TMPs”). Under certain Treasury guidance, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, must generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or TMP interests directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income (see “Taxes – Tax-Exempt Shareholders” below), and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. No Fund intends to invest a substantial portion of its assets in REITs which generate excess inclusion income.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in that Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b) or if the Fund invests in REITs that hold residual interests in REMICs.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or TMPs. A CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during a taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then that Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such CRT at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by an amount of the tax that relates to that shareholder’s interest in a Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Funds. The Funds do not intend to invest directly or indirectly in residual interests in REMICs.

Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a non-U.S. person directly, would not be subject to withholding.

For taxable years beginning before January 1, 2014, assuming certain certification requirements are complied with, a Fund generally is not required to withhold on any amounts (i) with respect to distributions attributable to U.S. source interest income that would be treated as “portfolio interest” and accordingly would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are reported by the Fund as “interest-related dividends” and “short-term capital gain dividends,” respectively. Depending on the circumstances, a Fund may so report all, some or none of its potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Moreover, in the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports such a payment.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

Ordinary dividends, and redemption payments and certain capital gain dividends paid after June 30, 2014 to a non-U.S. shareholder fails to make certain required certifications, or that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471, are generally subject to withholding tax at a 30% rate. Under current IRS guidance, withholding on such payments will begin at different times depending on the type of payment, the type of payee, and whether the shareholder’s account is opened before or after July 1, 2014. Withholding with respect to ordinary dividends is currently scheduled to begin on July 1, 2014 for accounts opened on or after that date and on certain later dates for accounts opened before July 1, 2014. Withholding on redemption payments and certain Capital Gain Dividends is currently scheduled to begin on January 1, 2017. The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, the non-U.S. investor must comply with special certification and filing requirements. Non-U.S. investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Units. An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities or non-U.S. currency for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities or non-U.S. currency surrendered and any cash paid for such Creation Units. All or a portion of any gain or loss recognized by an Authorized Participant exchanging a currency other than its functional currency for Creation Units may be treated as ordinary income or loss. A person who redeems Creation Units for securities or non-U.S. currency will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of any securities or non-U.S. currency received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities or non-U.S. currency for Creation Units cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. All or some portion of any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if securities exchanged for such Creation Units have been held for more than one year.

Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

A person subject to U.S. federal income tax who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, or upon the use of the non-U.S. currency to pay expenses or acquire assets, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or a group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Certain Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

Taxation of the India Portfolio

As discussed under the “Principal Investment Strategy” section herein, the India Earnings Fund invests in Indian securities through WisdomTree India Investment Portfolio, Inc. (previously defined as the India Portfolio), a wholly-owned subsidiary organized under Mauritius law, which has made an election to be treated as a disregarded entity for US federal income tax purposes. Investors should note that taxation in India of the income of the India Portfolio arising from its investments in India shall be as per the provisions of the India-Mauritius Double Tax Avoidance Treaty (the “Treaty”) read with the Indian Income Tax Act. While the validity of the Treaty and its applicability to entities such as the Fund were recently upheld by the Supreme Court of India in the Hutchinson – Vodafone transaction, no assurance can be given that the terms of the Treaty will not be subject to re-interpretation and re-negotiation in the future. Any change in the Treaty’s application could have a material adverse effect on the tax status of the India Portfolio and therefore the returns of the India Portfolio and the returns of the India Earnings Fund. Further, it is possible that the Indian tax authorities may seek to take the position that the India Portfolio is not entitled to the benefits of the Treaty.

As mentioned above, in order to claim the benefits of the Treaty, the India Portfolio must be a tax resident of Mauritius. The India Portfolio is incorporated in Mauritius, has been issued a certificate of Mauritian tax residence by the tax authorities in Mauritius, and has been granted a Tax Residency Certificate. Under the Treaty, capital gains from investment in Indian securities, global depositary receipts, or American depositary receipts issued with respect to Indian companies are exempt from tax. Similarly, business income is also exempt from taxation under the Treaty so long as the India Portfolio does not have a permanent establishment in India. However, if the India Portfolio were deemed to have a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of 42.024%.1 Since the India Portfolio holds a valid Tax Residency Certificate issued by the Mauritius tax authorities, and is effectively managed in Mauritius, it should be regarded as a tax resident of Mauritius and may be eligible to claim the benefits of the Treaty.

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”). As per the Finance Bill, 2012, it is proposed that with effect from April 1, 2012, STT of 0.1% of the value of the transaction is payable by each of the purchaser / seller where the contract is settled by the actual delivery or transfer of such shares and STT of 0.025% of the value of the transaction is payable by the seller where the contract for sale is settled otherwise than by the actual delivery or transfer of such shares. The STT can be claimed as a deductible expense from the business income under the Indian Income Tax Act, 1961.

It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to the India Portfolio as a beneficiary of the Treaty. Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by the India Portfolio is less than 18.5% of its book profits, then the India Portfolio would be deemed to owe taxes of 18.5% of book profits.

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the India Portfolio and thus reduce the return to Fund shareholders.

[1]

The tax rate is inclusive of the base rate of 40% and a further surcharge at the rate of 2% of non-resident companies (5% applicable only to Indian companies) and education cess at the rate of 3% applicable to surcharge and tax payable thereon.

DETERMINATION OF NAV

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

The Total Dividend Fund, Equity Income Fund, Dividend ex-Financials Fund, LargeCap Dividend Fund, MidCap Dividend Fund, SmallCap Dividend Fund, U.S. Dividend Growth Fund, and U.S. SmallCap Dividend Growth Fund intend to pay out dividends on a monthly basis. The remaining Funds intend to pay out dividends on a quarterly basis. Nonetheless, a Fund might not make a dividend payment every month or quarter, as applicable. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights appearing in the Trust’s Annual Report to Shareholders for the fiscal year ended March 31, 2013 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. Financial Statements and Annual Reports of the U.S. Dividend Growth Fund, U.S. SmallCap Dividend Growth Fund, Japan Hedged SmallCap Equity Fund, United Kingdom Hedged Equity Fund, and Emerging Markets Dividend Growth Fund will be available after the Funds have completed a fiscal year of operations. You may request a copy of the Trust’s Annual Report at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com.

MISCELLANEOUS INFORMATION

Counsel. Bingham McCutchen LLP, with offices located at 2020 K Street, NW, Washington, DC 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm to the Trust.

WIS-SAI-002-1012

Part C: Other Information

Item 28.	Exhibits

(a)(1)	Trust Instrument of WisdomTree Trust (the “Trust” or the “Registrant”) dated December 15, 2005 is incorporated herein by reference to Exhibit (a) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the U.S. Securities Exchange Commission (the “SEC”) on March 13, 2006.

(a)(2)	Revised Schedule A, as revised July 24, 2013, to the Trust Instrument dated December 15, 2005 is filed herewith.

(a)(3)	Revised Schedule A, reflecting the addition of the WisdomTree Brazil Low Volatility Equity Fund, WisdomTree Brazil Bond Fund, WisdomTree Korea Hedged Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets Low Volatility Equity Fund, and WisdomTree S&P 500 Managed Distribution Fund, to the Trust Instrument dated December 15, 2005, to be filed by amendment.

(a)(4)	Certificate of Trust, as filed with the State of Delaware on December 15, 2005, is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on March 13, 2006.

(b)	Registrant’s By-Laws are incorporated herein by reference to Exhibit (b) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on March 13, 2006.

(c)	Portions of the Registrant’s Trust Instrument and By-Laws defining the rights of holders of shares of the Registrant are incorporated herein by reference to Article II, Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant’s Trust Instrument dated December 15, 2005, filed as Exhibit (a)(1) to the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on March 13, 2006; and to Articles I, V, and VI of the Registrant’s By-Laws, filed as Exhibit (b) to the Registrant’s Initial Registration Statement on Form N-1A, as filed with SEC on March 13, 2006.

(d)(1)	Investment Advisory Agreement dated November 20, 2012 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(1) of the Registrant’s Post-Effective Amendment No. 142 filing, as filed with the SEC on December 28, 2012.

(d)(2)	Revised Schedule A, as revised January 31, 2013, to the Investment Advisory Agreement dated November 20, 2012 between the Registrant and WisdomTree Asset Management, Inc. is filed herewith.

(d)(3)	Investment Advisory Agreement dated March 26, 2013 between the Registrant and WisdomTree Asset Management, Inc. is filed herewith.

(d)(4)	Schedule A, dated as of July 24, 2013, to the Investment Advisory Agreement dated March 26, 2013 between the Registrant and WisdomTree Asset Management, Inc. is filed herewith.

(d)(5)	Revised Schedule A to the Investment Advisory Agreement between the Registrant and WisdomTree Asset Management, Inc., reflecting the addition of the WisdomTree Brazil Low Volatility Equity Fund, WisdomTree Brazil Bond Fund, WisdomTree Korea Hedged Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets Low Volatility Equity Fund, and WisdomTree S&P 500 Managed Distribution Fund, to be filed by amendment.

(d)(6)	Amended and Restated Sub-Advisory Agreement dated January 1, 2013 between WisdomTree Asset Management, Inc., on behalf of each series of the Trust, with the exception of WisdomTree Emerging Markets Corporate Bond Fund, WisdomTree Global Corporate Bond Fund, and WisdomTree China Dividend ex-Financials Fund, and Mellon Capital Management Corporation, is incorporated herein by reference to Exhibit (d)(6) of the Registrant’s Post-Effective Amendment No. 144 filing, as filed with the SEC on January 11, 2013.

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(d)(7)	Clarifying Amendment and revised Appendix A, dated June 18, 2013, to the Amended and Restated Sub-Advisory Agreement dated January 1, 2013 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation is filed herewith.

(d)(8)	Amended and Restated Investment Sub-Advisory Agreement dated December 5, 2012 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Emerging Markets Corporate Bond Fund and WisdomTree Global Corporate Bond Fund, and Western Asset Management Company, Western Asset Management Company Ltd, and Western Asset Management Company Pte, Ltd., is incorporated herein by reference to Exhibit (d)(8) of the Registrant’s Post-Effective Amendment No. 144 filing, as filed with the SEC on January 11, 2013.

(d)(9)	Sub-Advisory Agreement dated November 20, 2012 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree China Dividend Ex-Financials Fund, and Old Mutual Global Index Trackers (Proprietary) Limited, is incorporated herein by reference to Exhibit (d)(5) of the Registrant’s Post-Effective Amendment No. 151 filing, as filed with the SEC on March 6, 2013.

(d)(10)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Brazil Low Volatility Equity Fund, and [SUB-ADVISER], to be filed by amendment.

(d)(11)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Brazil Bond Fund, and [SUB-ADVISER], to be filed by amendment.

(d)(12)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Korea Hedged Equity Fund, and [SUB-ADVISER], to be filed by amendment.

(d)(13)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Germany Hedged Equity Fund, and [SUB-ADVISER], to be filed by amendment.

(d)(14)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Emerging Markets Consumer Growth Fund, and [SUB-ADVISER], to be filed by amendment.

(d)(15)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Emerging Markets Low Volatility Equity Fund, and [SUB-ADVISER], to be filed by amendment.

(d)(16)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree S&P 500 Managed Distribution Fund, and [SUB-ADVISER], to be filed by amendment.

(d)(17)	Investment Advisory Agreement dated February 14, 2008 between WisdomTree Asset Management, Inc. and WisdomTree India Investment Portfolio, Inc. is incorporated herein by reference to Exhibit (d)(7) of the Registrant’s Post-Effective Amendment No. 14 filing, as filed with the SEC on April 4, 2008.

(d)(18)	Form of Sub-Advisory Agreement dated November 20, 2012 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree India Investment Portfolio Inc., and Mellon Capital Management Corporation is incorporated herein by reference to Exhibit (d)(10) of the Registrant’s Post-Effective Amendment No. 142 filing, as filed with the SEC on December 28, 2012.

(e)(1)	Distribution Agreement dated November 1, 2011 between the Registrant and ALPS Distributors, Inc. is filed herewith.

(e)(2)	Amendment and revised Exhibit A, dated June 27, 2013, to the Distribution Agreement dated November 20, 2012 between the Registrant and ALPS Distributors, Inc. is filed herewith.

(e)(3)	Amendment and revised Exhibit A, reflecting the addition of the WisdomTree Brazil Low Volatility Equity Fund, WisdomTree Brazil Bond Fund, WisdomTree Korea Hedged Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets Low Volatility Equity Fund, and WisdomTree S&P 500 Managed Distribution Fund, to the Distribution Agreement dated November 1, 2012 between the Registrant and ALPS Distributors, Inc., to be filed by amendment.

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(e)(4)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on March 13, 2006.

(f)	Not applicable.

(g)(1)	Custody Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to Exhibit (g)(1) of the Registrant’s Post-Effective Amendment No. 2 filing, as filed with the SEC on September 29, 2006.

(g)(2)	Revised Schedule II, dated June 24, 2013, to the Custody Agreement dated May 24, 2006 between the Registrant and The Bank of New York is filed herewith.

(g)(3)	Revised Schedule II, reflecting the addition of the WisdomTree Brazil Low Volatility Equity Fund, WisdomTree Brazil Bond Fund, WisdomTree Korea Hedged Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets Low Volatility Equity Fund, and WisdomTree S&P 500 Managed Distribution Fund, to the Custody Agreement dated May 24, 2006 between the Registrant and The Bank of New York, to be filed by amendment.

(g)(4)	Foreign Custody Manager Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to Exhibit (g)(2) of the Registrant’s Post-Effective Amendment No. 2 filing, as filed with the SEC on September 29, 2006.

(g)(5)	Revised Schedule I, dated June 24, 2013, to the Foreign Custody Manager Agreement dated May 24, 2006 between the Registrant and The Bank of New York is filed herewith.

(g)(6)	Revised Schedule I, reflecting the addition of the WisdomTree Brazil Low Volatility Equity Fund, WisdomTree Brazil Bond Fund, WisdomTree Korea Hedged Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets Low Volatility Equity Fund, and WisdomTree S&P 500 Managed Distribution Fund, to the Foreign Custody Manager Agreement dated May 24, 2006 between the Registrant and The Bank of New York, to be filed by amendment.

(g)(7)	Custody Agreement dated February 18, 2008 between WisdomTree India Investment Portfolio, Inc. and The Bank of New York is incorporated herein by reference to Exhibit (g)(5) of the Registrant’s Post-Effective Amendment No. 14 filing, as filed with the SEC on April 4, 2008.

(h)(1)	Fund Administration and Accounting Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to Exhibit (h)(1) of the Registrant’s Post-Effective Amendment No. 2 filing, as filed on September 29, 2006.

(h)(2)	Revised Schedule A, dated June 24, 2013, to the Fund Administration and Accounting Agreement dated May 24, 2006 between the Registrant and The Bank of New York is filed herewith.

(h)(3)	Revised Schedule A, reflecting the addition of the WisdomTree Brazil Low Volatility Equity Fund, WisdomTree Brazil Bond Fund, WisdomTree Korea Hedged Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets Low Volatility Equity Fund, and WisdomTree S&P 500 Managed Distribution Fund, to the Fund Administration and Accounting Agreement dated May 24, 2006 between the Registrant and The Bank of New York, to be filed by amendment.

(h)(4)	Transfer Agency and Service Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to Exhibit (h)(2) of the Registrant’s Post-Effective Amendment No. 2 filing, as filed with the SEC on September 29, 2006.

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(h)(5)	Revised Appendix A, dated June 24, 2013, to the Transfer Agency and Service Agreement dated May 24, 2006 between the Registrant and The Bank of New York is filed herewith.

(h)(6)	Revised Appendix A, reflecting the addition of the WisdomTree Brazil Low Volatility Equity Fund, WisdomTree Brazil Bond Fund, WisdomTree Korea Hedged Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets Low Volatility Equity Fund, and WisdomTree S&P 500 Managed Distribution Fund, to the Transfer Agency and Service Agreement dated May 24, 2006 between the Registrant and The Bank of New York, to be filed by amendment.

(h)(7)	License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc. is incorporated herein by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 2 filing, as filed with the SEC on September 29, 2006.

(h)(8)	Revised Exhibit A, as of July 24, 2013, to the License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc. is filed herewith.

(h)(9)	Revised Exhibit A, reflecting the addition of the WisdomTree Brazil Low Volatility Equity Fund, WisdomTree Brazil Bond Fund, WisdomTree Korea Hedged Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets Low Volatility Equity Fund, and WisdomTree S&P 500 Managed Distribution Fund, to the License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc., to be filed by amendment.

(h)(10)	Securities Lending Authorization Agreement dated September 17, 2008 between the Registrant and The Bank of New York Mellon is filed herewith.

(h)(11)	Amendment No. 5, dated June 17, 2011, to the Securities Lending Authorization Agreement dated September 17, 2008 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(10) of the Registrant’s Post-Effective Amendment No. 60 filing, as filed with the SEC on July 29, 2011.

(h)(12)	Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (h)(10) of the Registrant’s Post-Effective Amendment No. 27 filing, as filed with the SEC on October 15, 2009.

(h)(13)	Revised Exhibit C, amended as of July 25, 2013, to the Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc. is filed herewith.

(h)(14)	Revised Exhibit C, reflecting the addition of the WisdomTree Brazil Low Volatility Equity Fund, WisdomTree Brazil Bond Fund, WisdomTree Korea Hedged Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets Low Volatility Equity Fund, and WisdomTree S&P 500 Managed Distribution Fund, to the Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc., to be filed by amendment.

(h)(15)	Fund Services Agreement dated June 15, 2009 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (h)(11) of the Registrant’s Post-Effective Amendment No. 131 filing, as filed with the SEC on September 10, 2012.

(h)(16)	WisdomTree Rules-Based Earnings-Weighted Methodology, dated June 2012, is incorporated herein by reference to Exhibit (h)(13) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(h)(17)	WisdomTree Rules-Based Methodology (Growth Index), dated June 2012, is incorporated herein by reference to Exhibit (h)(14) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

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(h)(18)	WisdomTree Rules-Based Methodology (Hedged Equity Indexes), dated June 2013, is incorporated herein by reference to Exhibit (h)(18) of the Registrant’s Post-Effective Amendment No. 180 filing, as filed with the SEC on June 24, 2013.

(h)(19)	WisdomTree Rules-Based Methodology (Domestic and International Dividend Indexes), dated May 2013, is incorporated herein by reference to Exhibit (h)(20) of the Registrant’s Post-Effective Amendment No. 172 filing, as filed May 20, 2013.

(h)(20)	WisdomTree Rules-Based Methodology (Global Dividend and World ex-U.S. Indexes), dated June 2012, is incorporated herein by reference to Exhibit (h)(17) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(h)(21)	WisdomTree Rules-Based Methodology (Emerging Market Earnings Indexes), dated July 2010, is incorporated herein by reference to Exhibit (h)(18) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(h)(22)	WisdomTree Rules-Based Methodology (Emerging Market Dividend Indexes), dated June 2012, is incorporated herein by reference to Exhibit (h)(19) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(h)(23)	WisdomTree Rules-Based Methodology (Global ex-US Growth Index), dated June 2012, is incorporated herein by reference to Exhibit (h)(20) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(h)(24)	WisdomTree Rules-Based Earnings-Weighted Value Index Methodology, dated March 2012, is incorporated herein by reference to Exhibit (h)(21) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(h)(25)	WisdomTree Rules-Based Methodology (Middle East Dividend Index), dated July 2010, is incorporated herein by reference to Exhibit (h)(22) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(h)(26)	WisdomTree Rules-Based Methodology (Brazil Low Volatility Equity Index), to be filed by amendment.

(h)(27)	WisdomTree Rules-Based Methodology (Emerging Markets Consumer Growth Index), to be filed by amendment.

(h)(28)	WisdomTree Rules-Based Methodology (Emerging Markets Low Volatility Equity Index), to be filed by amendment.

(h)(29)	WisdomTree Rules-Based Methodology (S&P 500 Managed Distribution Index), to be filed by amendment.

(i)(1)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Currency Income Funds, WisdomTree Fixed Income Funds and WisdomTree Alternative Funds, is incorporated herein by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(i)(2)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree International Equity ETFs and WisdomTree U.S. Equity ETFs, is filed herewith.

(i)(3)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Brazil Low Volatility Equity Fund, to be filed by amendment.

(i)(4)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Brazil Bond Fund, to be filed by amendment.

(i)(5)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Korea Hedged Equity Fund, to be filed by amendment.

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(i)(6)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Germany Hedged Equity Fund, to be filed by amendment.

(i)(7)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Emerging Markets Consumer Growth Fund, to be filed by amendment.

(i)(8)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree Emerging Markets Low Volatility Equity Fund, to be filed by amendment.

(i)(9)	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree S&P 500 Managed Distribution Fund, to be filed by amendment.

(j)	Consent of independent registered public accounting firm, Ernst & Young, LLP, is filed herewith.

(k)	Not applicable.

(l)	Form of Letter of Representations between the Registrant and The Depository Trust Company is incorporated herein by reference to Exhibit (l) of the Registrant’s Pre-Effective Amendment No. 2 filing, as filed with the SEC on June 9, 2006.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(1) of the Registrant’s Post-Effective Amendment No. 27 filing, as filed with the SEC on October 15, 2009.

(p)(2)	Code of Ethics of WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (p)(2) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(p)(3)	Code of Ethics of BNY Mellon is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(p)(4)	Code of Ethics of ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (p)(4) of the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

(p)(5)	Code of Ethics of Western Asset Management Company is incorporated herein by reference to Exhibit (p)(5) of the Registrant’s Post-Effective Amendment No. 97 filing, as filed with the SEC on February 9, 2012.

(p)(6)	Code of Ethics of Old Mutual Global Index Trackers (Proprietary) Limited is incorporated herein by reference to Exhibit (p)(7) of the Registrant’s Post-Effective Amendment No. 137 filing, as filed with the SEC on October 26, 2012.

(p)(7)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Brazil Low Volatility Equity Fund, to be filed by amendment.

(p)(8)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Brazil Bond Fund, to be filed by amendment.

(p)(9)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Korea Hedged Equity Fund, to be filed by amendment.

(p)(10)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Germany Hedged Equity Fund, to be filed by amendment.

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(p)(11)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Emerging Markets Consumer Growth Fund, to be filed by amendment.

(p)(12)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Emerging Markets Low Volatility Equity Fund, to be filed by amendment.

(p)(13)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree S&P 500 Managed Distribution Fund, to be filed by amendment.

(q)(1)	Powers of Attorney for Joel Goldberg, Toni Massaro, Jonathan Steinberg and Victor Ugolyn are incorporated herein by reference to Exhibit (q)(1) of the Registrant’s Post-Effective Amendment No. 142 filing, as filed with the SEC on December 28, 2012.

(q)(2)	Power of Attorney for David Castano is incorporated herein by reference to Exhibit (q)(2) of the Registrant’s Post-Effective Amendment No. 144 filing, as filed with the SEC on January 11, 2013.

Item 29.	Persons Controlled by or Under Common Control with the Registrant

Not applicable.

Item 30.	Indemnification

Reference is made to Article IX of the Registrant’s Trust Instrument included as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 1. Limitation of Liability.

All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Section 2. Indemnification.

(a)	Subject to the exceptions and limitations contained in subsection (b) below:

(i)	every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

(ii)	as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

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(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)	who has been adjudicated by a court or body before which the proceeding was brought:

(A)	to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or

(B)	not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)	in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

(d)	To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither

Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)	Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant’s By-Laws included as Exhibit (b) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 6.2. Limitation of Liability.

The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. (“WTAM”), 380 Madison Avenue, 21st Floor, New York, NY 10017, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as investment adviser for each series of the Trust. The description of WTAM under the caption of “Management-Investment Adviser” in the Prospectus and under the caption “Management of the Trust” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also generally have substantial responsibilities (as noted below) as directors and/or officers of WisdomTree Investments, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017. To the knowledge of the Registrant, except as set forth below or otherwise disclosed in the Prospectus or Statement of Additional Information as noted above, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name	Position with WTAM	Principal Business(es) During Last Two Fiscal Years
Jonathan Steinberg	Chief Executive Officer, President, and Director	Dual officer/director of WisdomTree Investments, Inc.

Bruce Lavine	Director and Vice Chairman	Dual officer/director of WisdomTree Investments, Inc.

Peter Ziemba	Chief Legal Officer and EVP of Business and Legal Affairs	Dual officer of WisdomTree Investments, Inc.

Amit Muni	Chief Financial Officer and EVP of Finance	Dual officer of WisdomTree Investments, Inc.

Luciano Siracusano	Chief Investment Strategist and EVP of Sales	Dual officer of WisdomTree Investments, Inc.

Gregory Barton	Chief Operating Officer and EVP of Operations	Dual officer of WisdomTree Investments, Inc.

Terry Feld	Chief Compliance Officer	None

Ryan Louvar	General Counsel	None

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WTAM, with the approval of the Trust’s Board of Trustees, selects the sub-adviser for each of the Trust’s series, as applicable. Western Asset Management Company serves as sub-adviser for the Trust’s WisdomTree Emerging Markets Corporate Bond Fund and WisdomTree Global Corporate Bond Fund. Old Mutual Global Index Trackers (Proprietary) Limited serves as sub-adviser for the Trust’s China Dividend ex-Financials Fund. Mellon Capital Management Corporation serves as sub-adviser for each other series of the Trust.

To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of the sub-advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Mellon Capital Management Corporation

Name	Position Held with Mellon Capital Management Corporation	Principal Business(es) During the Last Two Fiscal Years
William Fouse	Board of Directors and Chairman Emeritus	Dual officer of The Bank of New York

Thomas Hazuka	Board of Directors	None

David Kwan	Managing Director, Head of Fixed Income	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Thomas Loeb	Board of Directors and Chairman Emeritus	Dual officer of The Bank of New York

Gabriella Parcella	Chairman and Chief Executive Officer, Board of Directors	Dual officer of The Bank of New York

Linda Lillard	Executive Vice President, Chief Operating Officer	Dual officer of The Bank of New York

Warren Chiang	Managing Director, Head of Active Equity	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Chris Appler	Managing Director, Chief Compliance Officer	Dual officer of The Bank of New York

Sinead Colton	Managing Director, Global Investment Strategist	None

William S. Cazalet	Managing Director, Global Investment Strategist	None

Ronald P. Gala	Director, Senior Portfolio Manager	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Keiko Kai	Managing Director, Head of Relationship Management and Client Service, International	Dual officer of The Bank of New York

Eric Goodbar	Managing Director, Global Investment Strategist	Dual officer of The Bank of New York

Karen Wong	Managing Director, Head of Equity Indexing	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

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Name	Position Held with Mellon Capital Management Corporation	Principal Business(es) During the Last Two Fiscal Years
Lynn Spang	Managing Director, Senior Managing Counsel	None

Andrew Pellegrino	Managing Director, Head of Consultant Relations, Product Development and Product Management	Dual officer of The Bank of New York

Jeffrey Zhang	Executive Vice President, Chief Investment Officer, and Board of Directors.	Dual officer of The Bank of New York

David Manuel	Director, Chief Financial Officer	None

Rose Huening-Clark	Managing Director, Manager of Strategic Project Office	None

Mitchell Harris	Board of Directors

BNY Mellon – President, Investment Management;

BNY Mellon Asset Management – Chairman of the Fixed Income, Cash & Currency Group; Insight Investment Management (Global) Limited – Chairman, Board of Directors;

Walter Scott & Partners – Director;

BNY Alcentra Group Holdings, Inc – Director; Standish Mellon Asset Management Company LLC – Director;

BNY Mellon Asset Management Operations LLC (Formerly Fixed Income and Cash AM Service Company LLC) – Board of Managers;

The Dreyfus Corporation – Director;

EMEA – Chairman and Investment Management Sub Committee

David Dirks	Managing Director, Head of Relationship Management and Client Service North America	Dual officer of The Bank of New York

Lynn Challenger	Managing Director, Head of Global Trading	Dual officer of The Bank of New York

Alexander Huberts	President, Board of Directors	Dual officer of The Bank of New York

Vassilis Dagioglu	Managing Director, Head of Asset Allocation Portfolio Management	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Anjun Zhou	Managing Director, Head of Multi-Asset Research	None

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Name	Position Held with Mellon Capital Management Corporation	Principal Business(es) During the Last Two Fiscal Years
Nicholas Fohl	Managing Director, Chief Administrative Officer	None

Richard Watson	Executive Vice President, Global Head of Distribution	Dual officer of The Bank of New York

Sheryl Linck	Managing Director, Head of North American Business Development	Dual officer of The Bank of New York

Abou Diop	Managing Director, Chief Information Officer	None

Cynthia Fryer Steer	Board of Directors	None

Western Asset Management Company

Name	Position with Western Asset Management Company	Principal Business(es) During the Last Two Fiscal Years
Bruce D. Alberts	Chief Financial Officer	None

James W. Hirschmann III	President and Chief Executive Officer	Director, WAMCL

Brett B. Canon	Director of Risk Management and Operations	None

Charles A. Ruys De Perez	General Counsel and Secretary	Director, WAMCL Director, WAM Japan Director, WAM Singapore Director, WAM Australia

Jeffery A. Nattans	Non-WAM Employee

Executive Vice President, Legg Mason, Inc.

Director, Barrett Associates, Inc. Director, Legg Mason Investment Counsel & Trust Company, N.A.

Director, LMOBC, INC.

Director, LMREC

Director, LMREC II

Director, PCM Holdings I, LLC

Director, PCM Holdings II, LLC

Director, PERMAL Group Limited

Manager, Clearbridge Investments, LLC

Manager, Legg Mason Capital Management, LLC

Manager, Legg Mason Investment Counsel, LLC

Manager, Royce & Associates, LLC

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Name	Position with Western Asset Management Company	Principal Business(es) During the Last Two Fiscal Years
James J. Flick	Director of Global Client Service and Marketing	None

Gavin L. James	Director of Portfolio Operations	None

Daniel E. Giddings	Assistant Secretary	None

Old Mutual Global Index Trackers (Proprietary) Limited

Name	Position with Old Mutual Global Index Trackers (Proprietary) Limited	Principal Business(es) During the Last Two Fiscal Years
Tendai Musikavanhu	Director, Chief Executive Officer

Trustee of Inhlakaniphu Education Development Trust

Founder/Trustee and Beneficiary of Musikavanhu Investment Trust Chairman and Shareholder of One Stone Capital (Pty) Ltd Shareholder of Umbono Capital Partners (Pty) Limited Trustee of Umbono Group Share Incentive Trust Beneficiary of Umbono Staff Consortium Trust

Craig Michael Chambers	Director, Managing Director	Chairman of Adapt IT

Kingsley Williams	Chief Investment Officer	Chief Investment Officer

Brett William Pohl	Chief Compliance Officer	None

Diane Claire Radley	Chairman

Director of Business Venture Investments No 1457 (Pty) Limited

Trustee of Cait McCann Trust

Trustee of Claire McCann Trust

Chairman of Futuregrowth Asset Management (Pty) Limited

Trustee of McCann Family Trust

Chairman of Old Mutual Capital Partners (Pty) Limited

Chairman Old Mutual Global Index Trackers

Director Old Mutual Investment Group Namibia

CEO Old Mutual Investment Group South Africa

Director Old Mutual Investment Group South Africa Holdings Ltd

Chairman Old Mutual Property Limited

Chairman Old Mutual Specialised Finance Limited

Director Triangle External Board

13

Name	Position with Old Mutual Global Index Trackers (Proprietary) Limited	Principal Business(es) During the Last Two Fiscal Years
Mobasheer Patel	Director

Director of Amabubesi Capital (Pty) Limited Director of Amabubesi Investments (Pty) Limited Director of Friedshelf 1168 (Pty) Limited

Director of Futuregrowth Asset Management (Pty) Limited

Director of Hluma Development Local Investment Agency (Pty) Limited

Director IMFUNDO SPV Holdings Limited Trustee Old Mutual Alternative Assets Truse Director Old Mutual Global Index Trackers Chairman Old Mutual Investment Group

South Africa Green Hands Trust

Director Old Mutual Investment Group South Africa

Director Old Mutual Investment Group South Africa Holdings Ltd

Trustee Old Mutual Medium Term Incentive Trust Director Winter Breeze Investment Holding Company Limited

[Item 31 information for the WisdomTree Brazil Low Volatility Equity Fund, WisdomTree Brazil Bond Fund, WisdomTree Korea Hedged Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets Low Volatility Equity Fund, and WisdomTree S&P 500 Managed Distribution Fund, to be filed by amendment].

Item 32.	Principal Underwriters

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Arbitrage Funds, AQR Funds, BBH Trust, Bennett Group of Funds, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, Drexel Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, GLG Investment Series Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stadion Funds, Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Trust for Professional Managers, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and Wilmington Funds.

(b)	To the best of the Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None

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Name*	Position with Underwriter	Positions with Fund

Thomas A. Carter	President, Director	None

Jeremy O. May	Executive Vice President, Director	None

Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None

Mark R. Kiniry	Senior Vice President, National Sales Director – Investments	None

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Tané T. Tyler	Senior Vice President, Assistant Secretary, General Counsel	None

Kenneth V. Hager	Vice President, Treasurer and Assistant Secretary	None

Eric Parsons	Vice President, Controller and Assistant Treasurer	None

Steven Price	Vice President, Deputy Chief Compliance Officer	None

James Stegall	Vice President, Institutional Sales Manager	None

Jeff Brainard	Vice President, Regional Sales Manager	None

Paul F. Leone	Vice President, Assistant General Counsel	None

Erin E. Nelson	Vice President, Assistant General Counsel	None

JoEllen Legg	Vice President, Assistant General Counsel	None

David T. Buhler	Vice President, Associate Counsel	None

Rhonda A. Mills	Vice President, Associate Counsel	None

Jennifer Welsh	Vice President, Associate Counsel	None

Randall D. Young	Secretary	None

Gregg Wm. Givens	Assistant Treasurer	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

(a)	The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at its offices at 380 Madison Avenue, 21st Floor, New York, NY 10017.

15

(b)	WTAM maintains all Records relating to its services as investment adviser to the Registrant at 380 Madison Avenue, 21st Floor, New York, New York 10017.

(c)	Mellon Capital Management Corporation maintains all Records relating to its services as sub-adviser at 50 Fremont Street, Suite 3900, San Francisco, California 94105.

(d)	Western Asset Management Company maintains all Records relating to its services as sub-adviser at 385 E. Colorado Boulevard, Pasadena, California 91101.

(e)	Old Mutual Index Trackers (Proprietary) Limited maintains all Records relating to its services as sub-adviser at the Umnotho Building, Mutual Square, 93 Grayston Drive, 3rd Floor, Sandton, Johannesburg, South Africa 2196.

(f)	ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(g)	The Bank of New York Mellon maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286.

[Location of Accounts and Records for the WisdomTree Brazil Low Volatility Equity Fund, WisdomTree Brazil Bond Fund, WisdomTree Korea Hedged Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets Low Volatility Equity Fund, and WisdomTree S&P 500 Managed Distribution Fund Sub-Advisers to be included by amendment].

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 198 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 29th day of July, 2013.

WISDOMTREE TRUST
(Registrant)

By:	/s/ Jonathan Steinberg
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 198 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signature	Title	Date

/s/ Jonathan Steinberg Jonathan Steinberg	President (Principal Executive Officer) and Trustee	July 29, 2013

/s/ David Castano* David Castano*	Treasurer (Principal Financial and Accounting Officer)	July 29, 2013

/s/ Joel Goldberg* Joel Goldberg*	Trustee	July 29, 2013

/s/ Toni Massaro* Toni Massaro*	Trustee	July 29, 2013

/s/ Victor Ugolyn* Victor Ugolyn*	Trustee	July 29, 2013

*By:	/s/ Jonathan Steinberg
Jonathan Steinberg
(Attorney-in-Fact)

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Exhibit Index

Exhibit Number	Exhibit

EX-99.A2	Revised Schedule A, as revised July 24, 2013, to the Trust Instrument dated December 15, 2005

EX.99.D2	Revised Schedule A, as revised January 31, 2013, to the Investment Advisory Agreement dated November 1, 2011 between the Registrant and WisdomTree Asset Management, Inc.

EX-99.D3	Investment Advisory Agreement dated March 26, 2013 between the Registrant and WisdomTree Asset Management, Inc.

EX-99.D4	Schedule A, dated as of July 24, 2013, to the Investment Advisory Agreement dated March 26, 2013 between the Registrant and WisdomTree Asset Management, Inc.

EX-99.D7	Clarifying Amendment and revised Appendix A, dated June 18, 2013, to the Amended and Restated Sub-Advisory Agreement dated January 1, 2013 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation

EX-99.E1	Distribution Agreement dated November 1, 2011 between the Registrant and ALPS Distributors, Inc.

EX-99.E2	Amendment and revised Exhibit A, dated June 27, 2013, to the Distribution Agreement dated November 20, 2012 between the Registrant and ALPS Distributors, Inc.

EX-99.G2	Revised Schedule II, dated June 24, 2013, to the Custody Agreement dated May 24, 2006 between the Registrant and The Bank of New York

EX-99.G5	Revised Schedule I, dated June 24, 2013, to the Foreign Custody Manager Agreement dated May 24, 2006 between the Registrant and The Bank of New York

EX-99.H2	Revised Schedule A, dated June 24, 2013, to the Fund Administration and Accounting Agreement dated May 24, 2006 between the Registrant and The Bank of New York

EX-99.H5	Revised Appendix A, dated June 24, 2013, to the Transfer Agency and Service Agreement dated May 24, 2006 between the Registrant and The Bank of New York

EX-99.H8	Revised Exhibit A, as of July 24, 2013, to the License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc.

EX-99.H10	Securities Lending Authorization Agreement dated September 17, 2008 between the Registrant and The Bank of New York Mellon

EX-99.H13	Revised Exhibit C, amended as of July 25, 2013, to the Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc.

EX-99.I2	Opinion of counsel, Bingham McCutchen LLP, relating to the WisdomTree International Equity ETFs and WisdomTree U.S. Equity ETFs

EX-99.J	Consent of independent registered public accounting firm, Ernst & Young, LLP

18